UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota			55101-2098
(Address of principal executive offices)			(Zip code)

David Dimitri, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

ITEM 1.  REPORT TO STOCKHOLDERS.

Filed herewith.

Securian Funds Trust

Supplement dated August 3, 2018 to the Prospectus of Securian Funds Trust dated May 1, 2018.

At a meeting held July 26, 2018, the Board of Trustees approved the merger of the SFT Mortgage Securities Fund (the "Acquired Fund") into the SFT Core Bond Fund (the "Acquiring Fund"). Completion of the merger is subject to a number of conditions, including approval by shareholders of the Acquired Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of the Acquired Fund in the fourth quarter of 2018, and that a special meeting of shareholders to consider the merger will be held later in the fourth quarter of 2018. Subject to satisfaction of these and other conditions of the merger, it is anticipated that the merger will become effective as soon as practicable following shareholder approval.

Please retain this supplement for future reference.

F91958 08-2018

Securian Funds Trust

Supplement dated May 23, 2018 to the Prospectus of Securian Funds Trust dated May 1, 2018.

Effective May 1, 2018, Lena S. Harhaj was added as an additional portfolio manager for the SFT Core Bond Fund.

The text on page 5, under the caption "SFT Core Bond Fund: Management," is replaced by the following:

SFT Core Bond Fund: Management

The Fund is advised by Securian AM. The following individuals serve as the Fund's primary portfolio managers:

Name and Title	Primary Manager Since
Thomas B. Houghton Vice President and Portfolio Manager, Securian AM	April 29, 2005
Daniel A. Henken Vice President and Portfolio Manager, Securian AM	December 1, 2017
Lena S. Harhaj Portfolio Manager, Securian AM	May 1, 2018

The text relating to the SFT Core Bond Fund starting on page 118, under the caption "Portfolio Managers," is replaced by the following:

Portfolio Managers

Fund	Portfolio Manager and Title	Primary Portfolio Manager Since	Business Experience During Past Five Years
SFT Core Bond	Thomas B. Houghton Vice President and Portfolio Manager, Securian AM	April 29, 2005	Vice President and Portfolio Manager since August 2003, Securian AM
	Daniel A. Henken Vice President and Portfolio Manager, Securian AM	December 1, 2017	Vice President and Portfolio Manager since December 2017, previously Investment Officer since August 2010, Securian AM
	Lena S. Harhaj Portfolio Manager, Securian AM	May 1, 2018	Portfolio Manager since December 2017, previously Total Return Portfolio Analyst since April 2016, Senior Investment Analyst 2013-2016, and Associate Mortgage Analyst 2010-2013, Securian AM

Please retain this supplement for future reference.

F91665 05-2018

SFT Core Bond Fund (formerly SFT Advantus Bond Fund)

Fund Objective

The SFT Core Bond Fund seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The SFT Core Bond Fund invests in long-term, fixed income, high quality debt instruments. The risks incurred by investing in debt instruments include, but are not limited to, reinvestment of prepaid debt obligations at lower rates of return, and the inability to reinvest at higher interest rates when debt obligations are prepaid more slowly than expected. In addition, the net asset value of the SFT Core Bond Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2018, for each class of shares offered was as follows:

Class 1	-1.48 percent*
Class 2	-1.60 percent*

The Fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, returned -1.62 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Dynamic Managed Volatility Fund (formerly SFT Advantus Dynamic Managed Volatility Fund)

Fund Objective

The SFT Dynamic Managed Volatility Fund seeks to maximize risk adjusted total return relative to its blended benchmark index comprised of 60 percent S&P 500 Index and 40 percent Barclays U.S. Aggregate Bond Index (collectively, the Blended Benchmark Index).

The SFT Dynamic Managed Volatility Fund invests primarily in Class 1 shares of SFT Index 500 Fund for equity exposure, in a basket of fixed income securities for fixed income exposure and certain derivative instruments. The Fund is subject to risks associated with such investments as described in detail in the prospectus. The net asset value of the Fund will fluctuate and is not guaranteed. It is possible to lose money by investing in the Fund. There is no assurance that efforts to manage Fund volatility will achieve the desired results.

Performance Update

For the six-month period ended June 30, 2018, the Fund had a net return of -0.46 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor.** The blended benchmark index, which is comprised of 60 percent of the S&P® 500 Index and 40 percent of the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.00 percent over the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Securian Asset Management, Inc. (Securian AM) (formerly known as Advantus Capital Management, Inc.) and the Securian Funds Trust, on behalf of the SFT Dynamic Managed Volatility Fund (the "Fund"), have entered into an Expense Limitation Agreement, dated May 1, 2013, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2019. The Agreement renews annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. As of June 30, 2018 Securian AM has waived $2,245,936 pursuant to the agreement, of which $1,625,512 was eligible for recovery as of such date. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

The Blended Benchmark Index is comprised of 60 percent of the S&P 500 Index and 40 percent of the Bloomberg Barclays U.S. Aggregate Bond Index.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Government Money Market Fund (formerly SFT Advantus Government Money Market Fund)

Fund Objective

The SFT Government Money Market Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital. The Fund invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

Investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Fund.

Performance Update

For the six-month period ended June 30, 2018, the Fund had a net return of 0.45 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor and principal underwriter.** The Fund's benchmark, the Bloomberg Barclays U.S. Treasury Bill 1-3 Month Index, returned 0.81 percent for the same period.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Bloomberg Barclays U.S. Treasury Bill 1-3 Month Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of three months, excluding zero coupons.

**Effective May 1, 2012, the Board of Trustees of Securian Funds Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of SFT Government Money Market Fund), Securian Asset Management, Inc. (Securian AM) (formerly Advantus Capital Management, Inc.) and Securian Financial Services, Inc. (Securian Financial). A similar agreement was previously approved by the Board of Directors of Advantus Series Fund, Inc., the Trust's predecessor, effective October 29, 2009. Under such Agreement, Securian AM agrees to waive, reimburse or pay SFT Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Securian AM and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Securian AM or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Securian AM and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. As of June 30, 2018, Securian AM and Securian Financial have collectively waived $4,631,950 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc., of which $852,153 was eligible for recovery as of such date. If Securian AM and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement is effective through April 30, 2019, and shall continue in effect thereafter, provided such continuance is specifically approved by Securian AM, Securian Financial, and a majority of the Trust's independent Trustees.

Effective November 1, 2017, Securian AM and Securian Funds Trust, on behalf of the SFT Government Money Market Fund, entered into an Expense Limitation Agreement which limits the operating expenses of the Fund, excluding certain expenses, (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds' business), to 0.70% of the Fund's Average daily net assets through April 30, 2019.

The Agreement renews annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 days' notice prior to the end of the contract term. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause any Fund to exceed any limits in effect at the time of such reimbursement.

The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Funds' shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the prospectus.

As of June 30, 2018, Securian AM has waived $99,256 pursuant to the agreement, all of which was eligible for recovery as of such date. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses to the Fund.

SFT Index 400 Mid-Cap Fund (formerly SFT Advantus Index 400 Mid-Cap Fund)

Fund Objective

The SFT Index 400 Mid-Cap Fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's MidCap 400 Index (S&P 400). It is designed to provide an economical and convenient means of maintaining a diversified portfolio in this equity security area as part of an over-all investment strategy. The risks incurred by investing in the SFT Index 400 Mid-Cap Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 400, and the risk of declines in the market for mid-cap stocks or in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2018, for each class of shares offered was as follows:

Class 1	3.32 percent*
Class 2	3.19 percent*

The Fund's benchmark, the Standard and Poor's MidCap 400® Index, returned 3.49 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

"Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the S&P Global, Inc. and have been licensed for use by the Securian Funds Trust—Index 400 Mid-Cap Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size (median market capitalization of about $4.2 billion), liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

SFT Index 500 Fund (formerly SFT Advantus Index 500 Fund)

Fund Objective

The SFT Index 500 Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's 500 Index (S&P 500). It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. The risks incurred by investing in the SFT Index 500 Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 500, and the risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2018, for each class of shares offered was as follows:

Class 1	2.54 percent*
Class 2	2.41 percent*

The Fund's benchmark, the Standard & Poor's 500® Index, returned 2.65 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

"Standard & Poor's®", "S&P®", "Standard & Poor's 500" and "S&P 500" are trademarks of the S&P Global, Inc. and have been licensed for use by Securian Funds Trust—Index 500 Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT International Bond Fund (formerly SFT Advantus International Bond Fund)

Fund Objective

The SFT International Bond Fund seeks to maximize current income consistent with protection of principal. The Fund pursues its objective by investing primarily in debt securities issued by issuers located anywhere in the world. While Securian Asset Management, Inc. (Securian AM) (formerly Advantus Capital Management, Inc.) acts as the investment adviser for the Fund, Franklin Advisers, Inc. provides investment advice to the SFT International Bond Fund under a sub-advisory agreement. Investment risks associated with international investing in addition to other risks include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

Performance Update

The Fund's performance for the six-month period ended June 30, 2018, for each class of shares offered was as follows:

Class 1	-1.04 percent*
Class 2	-1.16 percent*

The Fund's benchmark, the Citigroup World Government Bond Index, returned
-0.94 percent for the same period.

Country Diversification (shown as a percentage of net assets)

Currency Diversification (shown as a percentage of net assets)

African	1.71%
Ghana Cedi	1.71%
Americas	157.96%
United States Dollar	123.34%
Mexican Peso	19.43%
Brazilian Real	10.84%
Argentine Peso	4.35%
Asia Pacific*	-19.20%
Indonesian Rupiah	9.45%
Indian Rupee	9.83%
Philippine Peso	1.24%
Republic of Korea Won	0.16%
Australian Dollar*	-7.78%
Japanese Yen*	-32.10%
Europe*	-40.47%
Polish Zloty	0.05%
Euro*	-40.52%

*A negative figure reflects net "short" exposure, designed to benefit if the value of the associated currency decreases. Conversely, the Fund's value would potentially decline if the value of the associated currency increases.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets from over twenty countries. Country eligibility is determined based upon market capitalization and investability criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements. Each bond must have a minimum rating of BBB-/Baa3 by S&P or Moody's.

SFT Managed Volatility Equity Fund (formerly SFT Advantus Managed Volatility Equity Fund)

Fund Objective

The SFT Managed Volatility Equity Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500® Low Volatility Index, 20% S&P 500® BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (collectively, the Blended Benchmark Index).

Performance Update

For the six-month period ended June 30, 2018, the Fund had a net return of -1.90 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor.** The blended benchmark index, which is comprised of 60 percent of the S&P 500® Low Volatility Index, 20 percent S&P 500® BMI International Developed Low Volatility Index and 20 percent of the Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index, returned 0.23 percent over the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Securian Asset Management, Inc. (Securian AM) (formerly Advantus Capital Management Inc.) and the Securian Funds Trust, on behalf of the SFT Managed Volatility Equity Fund (the "Fund"), have entered into an Expense Limitation Agreement, dated November 18, 2015, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2019. The Agreement renews annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. As of June 30, 2018, Securian AM has waived $1,018,883 pursuant to the agreement, all of which was eligible for recovery as of such date. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund. The Blended Benchmark Index is comprised of 60 percent of the S&P 500® Low Volatility Index, 20% S&P 500® BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index. The S&P 500® Low Volatility Index measures performance of the 100 least volatile stocks in the S&P 500. The S&P 500® BMI International Developed Low Volatility Index measures the performance of the 200 least volatile stocks in the S&P Developed Market large/midcap universe. Constituents are weighted relative to the inverse of their corresponding volatility, with the least volatile stocks receiving the highest weights. The Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index tracks the market for the on-the-run 3 month Treasury bill issued by the U.S. government.

SFT Mortgage Securities Fund (formerly SFT Advantus Mortgage Securities Fund)

Fund Objective

The SFT Mortgage Securities Fund seeks a high level of current income consistent with prudent investment risk. The SFT Mortgage Securities Fund will invest primarily in mortgage-related securities. The risks incurred by investing in mortgage-related securities include, but are not limited to, reinvestment of prepaid loans at low rates of return, and the inability to reinvest at higher interest rates when mortgages are prepaid more slowly than expected. In addition, the net asset value of the SFT Mortgage Securities Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2018, for each class of shares offered was as follows:

Class 1	-0.94 percent*
Class 2	-1.06 percent*

The Fund's benchmark, the Bloomberg Barclays U.S. Mortgage-Backed Securities Index, returned -0.95 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Bloomberg Barclays U.S. Mortgage-Backed Securities Index is an unmanaged benchmark composite which includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

SFT Real Estate Securities Fund (formerly SFT Advantus Real Estate Securities Fund)

Fund Objective

The SFT Real Estate Securities Fund seeks above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. Investment risks associated with investing in the SFT Real Estate Securities Fund, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

The Fund's performance for the six-month period ended June 30, 2018, for each class of shares offered was as follows:

Class 1	0.00 percent*
Class 2	-0.12 percent*

The Fund's benchmarks, the FTSE NAREIT Equity REITs Index (effective as of May 1, 2018), returned 1.02 percent, and the Wilshire US Real Estate Securities Index (effective prior to May 1, 2018), returned 1.60 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

FTSE NAREIT Equity REITs Index is a broad-based index consisting of real estate investment trusts.

The Wilshire U.S. Real Estate Securities Index is a market capitalization-weighted index of equity securities whose primary business is equity ownership of commercial real estate (REITs).

SFT IvySM Growth Fund

Fund Objective

The SFT IvySM Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by large capitalization companies. While Securian Asset Management, Inc. (formerly Advantus Capital Management, Inc.) acts as the investment adviser for the Fund, Ivy Investment Management Company (IICO) provides investment advice to the Fund under a sub-advisory agreement. Prior to May 1, 2018, Waddell & Reed Investment Management Company, an affiliate of IICO, was the sub-adviser for the Fund. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for large cap stocks or in the equity markets generally.

Performance Update

For the six-month period ended June 30, 2018, the Fund had a net return of 10.31 percent*. The Fund's benchmark, the Russell 1000 Growth Index, returned 7.25 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

'Ivy' is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of the Ivy Investment Management Company, the Fund's sub-adviser.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index measures the performance of the 1,000 largest companies in the Russel 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

SFT IvySM Small Cap Growth Fund

Fund Objective

The SFT IvySM Small Cap Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by small capitalization companies. While Securian Asset Management, Inc. (formerly Advantus Capital Management, Inc.) acts as the investment adviser for the Fund, Ivy Investment Management Company (IICO) provides investment advice to the Fund under a sub-advisory agreement. Prior to May 1, 2018, Waddell & Reed Investment Management Company, an affiliate of IICO, was the sub-adviser for the Fund. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for small cap stocks or in the equity markets generally.

Performance Update

For the six-month period ended June 30, 2018, the Fund had a net return of 12.23 percent*. The Fund's benchmark, the Russell 2000 Growth Index, returned 9.70 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

'Ivy' is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of the Ivy Investment Management Company, the Fund's sub-adviser.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The index is broad-based, comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on total market capitalization.

SFT T. Rowe Price Value Fund

Fund Objective

The SFT T. Rowe Price Value Fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. The Fund pursues its objective by taking a value approach to investment selection. Holdings consist primarily of large cap stocks, but may also include stocks of mid-cap and small-cap companies. While Securian Asset Management, Inc. (formerly Advantus Capital Management, Inc.) acts as the investment adviser for the Fund, T. Rowe Price Associates, Inc. (T. Rowe Price) provides investment advice to the Fund under a sub-advisory agreement. The Fund's value approach to investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced at a low level.

Performance Update

For the six-month period ended June 30, 2018, the Fund had a net return of -2.35 percent*. The Fund's benchmarks, the Russell 1000 Value Index (effective as of May 1, 2018), returned -1.69 percent, and the Standard & Poor's 500® Index (effective prior to May 1, 2018), returned 2.65 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT Wellington Core Equity Fund

Fund Objective

The SFT Wellington Core Equity Fund seeks long-term capital appreciation. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks. Securian Asset Management, Inc. (formerly Advantus Capital Management, Inc.) acts as the investment adviser for the Fund, Wellington Management Company LLP (Wellington Management) provides investment advice to the Fund under a sub-advisory agreement. Risks associated with investing in the Fund include, but are not limited to, issuer-specific market volatility and risk of declines in the equity markets generally.

The SFT Wellington Core Equity Fund was managed by FIAM LLC ("Pyramis") from January 1, 2017—November 19, 2017 and by Wellington Management from November 20, 2017—June 30, 2018.

Performance Update

The Fund's performance for the six-month period ended June 30, 2018, for each class of shares offered was as follows:

Class 1	3.68 percent*
Class 2	3.55 percent*

The Fund's benchmark, the Standard & Poor's 500® Index, returned 2.65 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT Core Bond Fund (formerly SFT Advantus Bond Fund)
Investments in Securities

June 30, 2018
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (99.4%)
Government Obligations (31.4%)
Other Government Obligations (2.0%)
Provincial or Local Government Obligations (2.0%)
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	$1,185,000	$1,377,503
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	1,996,000	2,497,894
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,150,000	1,221,380
4.926%, 10/01/51	2,055,000	2,409,714
		7,506,491
U.S. Government Agencies and Obligations (29.4%)
Export-Import Bank of the United States (0.1%)
Tagua Leasing LLC, 1.732%, 09/18/24	548,401	526,329
Federal Home Loan Mortgage Corporation (FHLMC) (4.7%)
2.500%, 03/01/28	468,831	458,548
3.000%, 08/01/42	479,640	468,815
3.000%, 04/01/43	901,418	880,139
3.000%, 07/01/45	755,729	734,129
3.500%, 10/01/25	186,584	189,062
3.500%, 08/01/42	514,428	515,977
3.500%, 05/25/45	865,066	855,132
3.500%, 03/01/46	1,391,891	1,389,919
4.000%, 02/01/20	143,463	147,172
4.000%, 09/01/40	540,617	556,224
4.000%, 10/01/40	328,764	338,487
4.000%, 11/01/40	1,782,394	1,837,821
4.000%, 02/01/41	392,851	403,911
4.000%, 08/01/41	514,505	528,964
4.000%, 07/01/42	428,491	440,504
4.500%, 01/01/41	479,787	504,606
4.500%, 02/01/41	416,964	438,515
4.500%, 03/01/41	511,876	538,356
4.500%, 04/01/41	644,478	677,815
5.000%, 04/01/35	135,291	142,837
5.000%, 08/01/35	34,788	37,125
5.000%, 11/01/35	97,574	103,789
5.000%, 11/01/39	341,065	366,338
5.000%, 04/01/40	320,333	342,005
5.000%, 08/01/40	178,168	190,222
5.500%, 06/01/20	17,020	17,222
5.500%, 10/01/20	48,193	49,276
5.500%, 11/01/23	80,024	85,556
5.500%, 05/01/34	644,640	714,388
5.500%, 10/01/34	220,591	240,022
5.500%, 07/01/35	315,623	342,736
5.500%, 10/01/35	297,546	325,799
5.500%, 12/01/38	169,904	184,686
6.000%, 11/01/33	265,408	295,574
6.500%, 09/01/32	50,428	57,308
	Principal	Value(a)
6.500%, 06/01/36	$245,599	$277,781
6.891%, 05/25/28 (1-Month USD LIBOR + 4.800%) (b)	1,500,000	1,755,817
7.000%, 12/01/37	59,056	64,853
		17,497,430
Federal National Mortgage Association (FNMA) (11.5%)
2.500%, 11/01/27	391,832	381,143
2.500%, 07/01/28	511,259	500,636
3.000%, 06/01/22	164,634	165,401
3.000%, 11/01/27	83,710	83,722
3.000%, 07/17/33 (c)	4,380,000	4,354,288
3.000%, 03/01/42	494,995	484,040
3.000%, 04/01/43	578,565	565,253
3.000%, 05/01/43	1,174,978	1,147,928
3.000%, 06/01/43	293,149	286,484
3.000%, 09/01/43	714,928	698,532
3.000%, 07/12/48 (c)	2,000,000	1,937,422
3.500%, 11/01/25	244,732	248,216
3.500%, 01/01/26	255,316	258,952
3.500%, 11/01/40	427,244	428,707
3.500%, 01/01/41	366,723	368,026
3.500%, 02/01/41	275,492	276,472
3.500%, 04/01/41	415,479	416,957
3.500%, 11/01/41	2,280,235	2,288,296
3.500%, 01/01/42	2,118,113	2,125,615
3.500%, 04/01/42	2,270,435	2,278,509
3.500%, 08/01/42	1,605,057	1,610,186
3.500%, 01/01/43	365,421	366,710
3.500%, 03/01/43	1,293,049	1,297,608
3.500%, 05/01/43	1,184,416	1,189,074
3.500%, 05/01/45	1,316,656	1,315,221
3.500%, 10/01/45	681,716	680,551
4.000%, 04/01/41	1,262,648	1,299,445
4.000%, 08/01/41	408,243	419,300
4.000%, 09/01/41	622,810	640,507
4.000%, 04/01/44	2,575,876	2,632,956
4.000%, 08/01/44	311,155	318,719
4.000%, 07/12/48 (c)	1,100,000	1,121,452
4.500%, 05/01/35	134,698	141,005
4.500%, 07/01/35	394,016	412,168
4.500%, 06/01/39	212,529	223,518
4.500%, 04/01/41	1,653,780	1,744,930
4.500%, 07/01/41	1,480,899	1,557,256
5.000%, 07/01/18	215	218
5.000%, 07/01/23	74,348	78,826
5.000%, 11/01/33	50,676	54,268
5.000%, 05/01/34	15,857	16,982
5.000%, 12/01/34	220,425	236,067
5.000%, 08/01/35	69,680	74,235
5.000%, 04/01/38	195,346	210,988
5.000%, 12/01/39	286,964	310,426
5.000%, 04/01/41	300,939	323,617
5.500%, 04/01/33	412,666	450,722
5.500%, 12/01/33	89,653	98,064
5.500%, 01/01/34	128,499	139,813
5.500%, 02/01/34	136,133	148,248
5.500%, 03/01/34	269,471	297,060
5.500%, 04/01/34	112,640	122,142
5.500%, 09/01/34	48,378	52,396
5.500%, 02/01/35	171,355	186,600

See accompanying notes to financial statements.

SFT Core Bond Fund (formerly SFT Advantus Bond Fund)
Investments in Securities – continued

	Principal	Value(a)
5.500%, 04/01/35	$274,849	$299,087
5.500%, 06/01/35	38,692	41,534
5.500%, 08/01/35	124,878	135,852
5.500%, 10/01/35	380,210	420,107
5.500%, 11/01/35	84,763	91,989
5.500%, 12/01/39	105,825	115,518
6.000%, 08/01/23	53,308	54,908
6.000%, 10/01/32	256,110	286,295
6.000%, 11/01/32	206,582	230,914
6.000%, 03/01/33	257,942	287,757
6.000%, 04/01/33	14,038	15,350
6.000%, 12/01/33	89,936	99,115
6.000%, 08/01/37	40,771	44,887
6.000%, 10/01/38	195,807	220,571
6.500%, 12/01/31	76,755	85,962
6.500%, 02/01/32	26,330	29,170
6.500%, 04/01/32	109,391	121,332
6.500%, 05/01/32	27,171	29,951
6.500%, 07/01/32	90,725	101,101
6.500%, 08/01/32	133,214	147,922
6.500%, 09/01/32	86,150	95,056
6.500%, 10/01/32	124,669	137,423
6.500%, 11/01/37	65,466	72,163
7.000%, 07/01/31	71,452	80,479
7.000%, 09/01/31	132,199	146,486
7.000%, 11/01/31	200,028	223,259
7.000%, 02/01/32	33,676	37,093
7.000%, 03/01/32	21,760	24,621
7.000%, 07/01/32	66,231	73,723
7.500%, 04/01/31	87,526	95,815
7.500%, 05/01/31	21,962	24,113
		42,935,430
Government National Mortgage Association (GNMA) (2.2%)
0.013%, 06/17/45 (b) (d)	321,863	126
3.000%, 03/15/45	1,053,515	1,031,703
3.000%, 03/20/45	892,551	878,238
3.000%, 04/15/45	1,517,594	1,486,173
3.250%, 11/20/35	359,282	358,036
3.500%, 10/20/43	659,314	667,166
3.500%, 02/20/45	429,356	432,087
3.500%, 03/20/45	471,040	474,037
3.500%, 04/20/46	967,642	971,786
3.750%, 03/20/46	687,543	697,931
5.000%, 12/15/39	28,768	30,814
5.000%, 01/15/40	467,848	492,283
5.500%, 07/15/38	215,301	237,670
5.500%, 10/15/38	253,750	283,833
8.500%, 10/15/22	9,939	9,967
		8,051,850
U.S. Treasury (10.9%)
U.S. Treasury Bond 3.000%, 02/15/48	10,015,000	10,048,644
5.375%, 02/15/31 (e)	5,115,000	6,462,882
U.S. Treasury Note 1.500%, 06/15/20	375,000	367,632
2.250%, 03/31/20	3,000,000	2,986,406
2.500%, 01/31/25	430,000	422,156
2.750%, 04/30/23	12,220,000	12,231,934
2.750%, 05/31/23	3,000,000	3,003,750
	Principal	Value(a)
2.750%, 02/28/25	$2,415,000	$2,406,416
2.875%, 05/31/25	1,000,000	1,003,828
2.875%, 05/15/28	1,875,000	1,878,735
		40,812,383
Total government obligations (cost: $115,629,569)		117,329,913
Asset-Backed Securities (11.5%)
AXIS Equipment Finance Receivables IV LLC, 3.240%, 12/20/23 (g)	2,149,999	2,141,493
Bank of The West Auto Trust, 3.210%, 04/15/25 (f)	743,000	725,631
CarMax Auto Owner Trust, 2.160%, 08/16/21	1,300,000	1,284,051
CarMax Auto Owner Trust 2018-1, 2.950%, 11/15/23	1,600,000	1,574,329
Chesapeake Funding II LLC, 3.570%, 04/15/30 (f)	1,200,000	1,195,094
Commonbond Student Loan Trust, 2.550%, 05/25/41 (f)	661,639	648,729
Commonbond Student Loan Trust 2018-A-GS, 2.591%, 02/25/44 (1-Month USD LIBOR + 0.50%) (b) (f)	1,570,338	1,570,640
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f)	1,359,359	1,396,933
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (b)	1,378,474	1,414,366
DT Auto Owner Trust 2015-3, 4.530%, 10/17/22 (f)	500,000	505,656
Earnest Student Loan Program LLC 2.720%, 01/25/41 (f)	641,215	631,505
3.020%, 05/25/34 (f)	874,245	868,665
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (g) (h) (i)	178,643	177,689
Foursight Capital Automobile Receivables Trust, 3.710%, 01/18/22 (f)	1,200,000	1,180,199
GM Financial Consumer Automobile Receivables Trust 2018-1, 2.770%, 07/17/23	650,000	637,809
GMAC Mortgage Corp. Loan Trust, 6.952%, 08/25/37 (j)	2,300,315	2,323,241
Home Partners of America 2018-1 Trust, 2.834%, 07/17/37 (b) (f)	2,275,000	2,276,078
Invitation Homes 2015-SFR3 Trust, 3.373%, 08/17/32 (1-Month USD LIBOR + 1.300%) (b) (f)	935,143	936,306

See accompanying notes to financial statements.

SFT Core Bond Fund (formerly SFT Advantus Bond Fund)
Investments in Securities – continued

	Principal	Value(a)
Invitation Homes 2018-SFR1 Trust, 3.335%, 03/17/37 (1-Month USD LIBOR + 1.25%) (b) (f)	$3,000,000	$3,003,638
Invitation Homes 2018-SFR3 Trust 3.000%, 07/17/37 (1-Month USD LIBOR + 1.00%) (b) (f)	1,500,000	1,501,879
3.650%, 07/17/37 (1-Month USD LIBOR + 1.65%) (b) (f)	1,500,000	1,500,936
Invitation Homes Trust, 3.353%, 06/17/37 (1-Month USD LIBOR + 1.28%) (b) (f)	1,500,000	1,505,596
PFS Financing Corp., 2.319%, 02/15/22 (1-Month USD LIBOR + 0.40%) (b) (g)	2,500,000	2,497,647
Progress Residential Trust, 3.565%, 08/17/34 (f)	1,050,000	1,024,698
Sofi Professional Loan Program 2017-F LLC, 2.840%, 01/25/41 (f)	1,500,000	1,464,478
Sofi Professional Loan Program 2018-A LLC, 2.950%, 02/25/42 (f)	1,200,000	1,174,707
Towd Point Mortgage Trust, 3.750%, 04/25/55 (b) (f)	805,000	804,509
Towd Point Mortgage Trust 2015-1, 4.359%, 11/25/57 (b) (f)	2,600,000	2,717,335
Volvo Financial Equipment LLC Series 2018-1, 3.060%, 12/15/25 (f)	1,000,000	991,135
Westlake Automobile Receivables Trust 2018-1, 2.920%, 05/15/23 (f)	3,000,000	2,973,925
Wheels SPV 2 LLC, 1.870%, 05/20/25 (f)	450,000	445,160
Total asset-backed securities (cost: $43,288,522)		43,094,057
Other Mortgage-Backed Securities (10.8%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (3.6%)
Bellemeade Re 2018-1, Ltd., 3.691%, 04/25/28 (b) (f) (h)	2,250,000	2,256,357
Credit-Based Asset Servicing and Securitization LLC, 6.250%, 10/25/36 (f) (j)	200,446	201,078
CSMC Trust, 3.500%, 06/25/47 (b) (f)	2,025,000	1,939,356
GS Mortgage-Backed Securities Trust, 3.125%, 07/25/44 (b) (f)	2,456,103	2,371,017
JPMorgan Mortgage Trust, 3.625%, 11/25/33 (b)	188,435	184,637
	Principal	Value(a)
Mellon Residential Funding Corp., 6.750%, 06/25/28	$6,361	$6,419
PSMC Trust, 3.500%, 02/25/48 (b) (f)	3,593,274	3,569,892
Seasoned Credit Risk Transfer Trust 4.000%, 07/25/56 (b) (f)	2,030,000	1,986,744
4.000%, 08/25/56 (b) (f)	1,000,000	983,866
		13,499,366
Commercial Mortgage-Backed Securities (7.2%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	66,059	66,076
Banc of America Re-Remic Trust, 4.325%, 08/15/46 (b) (f)	1,350,000	1,383,667
BB-UBS Trust, 4.160%, 11/05/36 (b) (f)	500,000	497,975
Citigroup Commercial Mortgage Trust 2018-TBR, 2.903%, 12/15/36 (1-Month USD LIBOR + 0.83%) (b) (g)	4,000,000	3,995,784
Hometown Commercial Mortgage 5.506%, 11/11/38 (g)	33,298	27,585
6.057%, 06/11/39 (g)	28,292	9,669
JPMCC Commercial Mortgage Securities Trust, 3.723%, 03/15/50	1,000,000	998,280
Morgan Stanley Capital I Trust 3.201%, 08/05/34 (f)	860,000	849,914
3.451%, 08/05/34 (f)	550,000	542,216
One Market Plaza Trust, 3.614%, 02/10/32 (f)	2,000,000	1,996,008
UBS Commercial Mortgage Trust 3.580%, 12/15/50	3,000,000	2,949,410
3.724%, 06/15/50	4,000,000	3,936,102
4.061%, 12/15/50 (b)	1,505,000	1,510,596
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,503,372
Wells Fargo Commercial Mortgage Trust 2.814%, 08/15/49	2,165,000	2,010,362
3.184%, 04/15/50	1,544,000	1,505,327
3.637%, 06/15/48	1,280,000	1,281,374
Wells Fargo Commercial Mortgage Trust 2017-SMP, 2.948%, 12/15/34 (b) (g)	1,500,000	1,500,541
WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	345,000	349,173
		26,913,431
Total other mortgage-backed securities (cost: $41,452,947)		40,412,797

See accompanying notes to financial statements.

SFT Core Bond Fund (formerly SFT Advantus Bond Fund)
Investments in Securities – continued

	Principal	Value(a)
Corporate Obligations (45.7%)
Communications (1.5%)
Telecommunication (0.9%)
Crown Castle Towers LLC, 3.222%, 05/15/42 (f)	$1,950,000	$1,913,242
Verizon Communications, Inc., 3.443%, 05/15/25 (3-Month USD LIBOR + 1.10%) (b)	1,500,000	1,498,297
		3,411,539
Telephone — Integrated (0.6%)
AT&T, Inc., 4.500%, 03/09/48	2,750,000	2,370,746
Consumer Cyclical (2.0%)
Airlines (0.3%)
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	1,171,941	1,198,075
Auto/Truck Parts & Equipment — Original (1.7%)
General Motors Financial Co., Inc. 2.400%, 05/09/19	1,675,000	1,667,195
3.188%, 04/09/21 (b)	1,650,000	1,658,583
Hyundai Capital America, 3.750%, 07/08/21 (f)	3,050,000	3,046,309
		6,372,087
Consumer, Non-cyclical (3.1%)
Beverages (0.8%)
Bacardi, Ltd., 5.300%, 05/15/48 (f) (h)	3,000,000	2,843,202
Consumer Products — Miscellaneous (0.2%)
Newell Brands, Inc., 5.000%, 11/15/23	860,000	878,959
Drugstore Chains (1.3%)
CVS Pass-Through Trust 5.298%, 01/11/27 (f)	1,152,139	1,180,136
5.880%, 01/10/28	390,501	414,423
6.036%, 12/10/28	2,320,786	2,471,234
6.943%, 01/10/30	578,364	650,193
		4,715,986
Health Care Products (0.8%)
Becton Dickinson and Co., 3.211%, 12/29/20 (3-Month USD LIBOR + 0.875%) (b)	3,100,000	3,105,065
Energy (4.6%)
Oil, Gas & Consumable Fuels (0.6%)
Marathon Petroleum Corp., 5.850%, 12/15/45	2,270,000	2,403,149
	Principal	Value(a)
Pipelines (4.0%)
Cheniere Energy Partners L.P., 5.250%, 10/01/25 (f)	$2,000,000	$1,950,900
Enterprise Products Operating LLC, 5.078%, 06/01/67 (3-Month USD LIBOR + 2.778%) (b)	2,180,000	2,160,925
EQT Midstream Partners L.P., 6.500%, 07/15/48	2,125,000	2,129,632
Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	3,000,000	3,199,965
Sunoco Logistics Partners Operations L.P. 5.400%, 10/01/47	850,000	781,568
6.850%, 02/15/40	2,150,000	2,325,484
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,850,000	2,299,117
		14,847,591
Financial (14.7%)
Banks (9.5%)
Bank of America Corp., 3.133%, 02/05/26 (3-Month USD LIBOR + 0.77%) (b)	4,000,000	3,927,899
Barclays PLC, 3.963%, 01/10/23 (3-Month USD LIBOR + 1.625%) (b) (h)	3,300,000	3,351,119
Citigroup, Inc., 4.400%, 06/10/25	1,500,000	1,491,807
Citizens Bank NA/ Providence, 3.284%, 03/29/23 (3-Month USD LIBOR + 0.95%) (b)	3,150,000	3,151,282
Compass Bank 3.500%, 06/11/21	850,000	849,151
3.875%, 04/10/25	2,500,000	2,411,100
Discover Bank 3.450%, 07/27/26	1,900,000	1,762,976
8.700%, 11/18/19	322,000	343,257
HSBC Holdings PLC, 3.262%, 03/13/23 (3-Month USD LIBOR + 1.055%) (b) (h)	1,875,000	1,836,605
Huntington Bancshares, Inc., 5.700%, 04/15/23 (b)	2,150,000	2,127,425
JPMorgan Chase & Co., 5.000%, 07/01/19 (3-Month USD LIBOR + 3.320%) (b)	1,700,000	1,708,500

See accompanying notes to financial statements.

SFT Core Bond Fund (formerly SFT Advantus Bond Fund)
Investments in Securities – continued

	Principal	Value(a)
Morgan Stanley 3.125%, 07/27/26	$800,000	$744,180
3.583%, 05/08/24 (3-Month USD LIBOR + 1.220%) (b)	3,600,000	3,636,000
5.450%, 07/15/19 (3-Month USD LIBOR + 3.610%) (b)	1,870,000	1,894,553
5.500%, 07/28/21	740,000	783,056
Suntrust Banks, Inc., 5.050%, 06/15/22 (3-Month USD LIBOR + 3.102%) (b)	1,160,000	1,138,192
Synovus Financial Corp., 3.125%, 11/01/22	2,480,000	2,368,400
US Bancorp, 5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%) (b)	800,000	796,960
Wells Fargo & Co., 3.000%, 10/23/26	1,100,000	1,015,669
		35,338,131
Diversified Financial Services (1.6%)
Block Financial LLC, 4.125%, 10/01/20	2,050,000	2,067,898
Brookfield Finance, Inc., 4.700%, 09/20/47 (h)	665,000	629,309
Credit Suisse Group AG, 3.869%, 01/12/29 (b) (f) (h)	1,325,000	1,245,935
The Charles Schwab Corp., 4.625%, 03/01/22 (3-Month USD LIBOR + 3.315%) (b)	2,200,000	2,197,250
		6,140,392
Insurance (2.9%)
AXA Equitable Holdings, 5.00%, 04/20/48 (f)	2,270,000	2,094,323
Liberty Mutual Group, Inc., 5.246%, 03/07/67 (3-Month USD LIBOR + 2.905%) (b) (f)	3,250,000	3,168,750
Nuveen Finance LLC, 4.125%, 11/01/24 (f)	1,150,000	1,143,681
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (f)	2,500,000	2,390,830
Unum Group, 5.750%, 08/15/42	1,975,000	2,099,882
		10,897,466
Real Estate Investment Trust — Health Care (0.7%)
Ventas Realty L.P., 3.100%, 01/15/23	2,500,000	2,425,461
Health Care (1.5%)
Health Care Providers & Services (0.8%)
NYU Langone Hospitals, 4.428%, 07/01/42	1,480,000	1,528,349
	Principal	Value(a)
Sinai Health System, 3.034%, 01/20/36	$1,435,000	$1,385,074
		2,913,423
Medical Products/Supplies (0.7%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,791,211
Industrials (1.2%)
Aerospace & Defense (0.3%)
Spirit AeroSystems, Inc., 3.950%, 06/15/23	925,000	929,769
Electrical Equipment (0.4%)
Keysight Technologies, Inc., 3.300%, 10/30/19	1,500,000	1,496,095
Trucking & Leasing (0.5%)
GATX Corp., 4.550%, 11/07/28	2,000,000	1,985,309
Information Technology (0.1%)
Electronic Equipment, Instruments & Components (0.1%)
Tech Data Corp., 3.700%, 02/15/22	420,000	410,787
Technology (0.8%)
Computers (0.8%)
Dell International LLC/ EMC Corp, 8.350%, 07/15/46 (f)	980,000	1,180,232
Dell International LLC/ EMC Corp., 5.450%, 06/15/23 (f)	1,790,000	1,873,481
		3,053,713
Transportation (7.3%)
Airlines (6.2%)
Air Canada 2015-1 Class C Pass Through Trust, 5.000%, 03/15/20 (f) (h)	2,600,000	2,617,680
Air Canada 2017-1 Class A Pass Through Trust, 3.550%, 07/15/31 (f) (h)	2,175,000	2,084,839
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	509,366	551,389
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, 07/15/22 (f)	1,762,944	1,793,795
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f)	1,439,732	1,469,427
American Airlines 2015-1 Class B Pass Through Trust, 3.700%, 11/01/24	1,553,040	1,514,699
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	470,754	480,169
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 (f)	306,628	312,852

See accompanying notes to financial statements.

SFT Core Bond Fund (formerly SFT Advantus Bond Fund)
Investments in Securities – continued

	Principal	Value(a)
Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 05/10/21	$1,218,651	$1,277,390
Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/21	739,855	759,313
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	397,651	404,531
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (f)	944,198	963,082
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	1,534,842	1,531,311
Hawaiian Airlines 2013-1 Class B Pass Through Certificates, 4.950%, 07/15/23	2,127,782	2,132,675
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	507,346	510,136
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	2,103,217	2,106,793
US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	1,337,341	1,410,627
Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/25 (f) (h)	800,734	814,346
Virgin Australia 2013-1B Pass Through Trust, 6.000%, 04/23/22 (f) (h)	315,800	320,537
		23,055,591
Transport — Rail (1.1%)
BNSF Funding Trust I, 6.613%, 12/15/55 (3-Month USD LIBOR + 2.350%) (b)	3,785,000	4,163,500
Utilities (8.9%)
Electric Companies (0.5%)
Indianapolis Power & Light Co., 4.700%, 09/01/45 (f)	1,900,000	2,004,705
Electric Utilities (7.3%)
AES Corp., 4.000%, 03/15/21	1,750,000	1,741,250
Avangrid, Inc., 3.150%, 12/01/24	1,925,000	1,850,898
Cleco Corporate Holdings LLC 3.743%, 05/01/26	1,125,000	1,061,149
4.973%, 05/01/46	1,000,000	991,037
El Paso Electric Co., 5.000%, 12/01/44	1,165,000	1,198,329
Entergy Mississippi, Inc., 3.250%, 12/01/27	1,100,000	1,050,928
Entergy Texas, Inc., 3.450%, 12/01/27	1,885,000	1,830,544
	Shares/ Principal	Value(a)
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (f)	$2,000,000	$2,238,467
IPALCO Enterprises, Inc. 3.450%, 07/15/20	1,400,000	1,393,952
3.700%, 09/01/24	1,175,000	1,139,350
Mississippi Power Co., 2.987%, 03/27/20 (3-Month USD LIBOR + 0.65%) (b)	700,000	699,999
Pennsylvania Electric Co., 3.250%, 03/15/28 (f)	1,225,000	1,142,166
PPL Capital Funding, Inc., 4.999%, 03/30/67 (3-Month USD LIBOR + 2.665%) (b)	4,500,000	4,500,000
Southern Power Co., 4.950%, 12/15/46	2,450,000	2,463,731
The Cleveland Electric Illuminating Co., 3.500%, 04/01/28 (f)	2,400,000	2,276,030
WEC Energy Group, Inc., 4.455%, 05/15/67 (3-Month USD LIBOR + 2.112%) (b)	1,750,000	1,726,025
		27,303,855
Gas Utilities (1.1%)
Boston Gas Co., 3.150%, 08/01/27 (f)	800,000	754,691
Southern Co. Gas Capital Corp. 3.875%, 11/15/25	2,630,000	2,588,142
4.400%, 05/30/47	775,000	766,709
		4,109,542
Total corporate obligations (cost: $172,517,788)		171,165,349
Total long-term debt securities (cost: $372,888,826)		372,002,116
Short-Term Securities (2.0%)
Investment Companies (2.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.820% (k)	7,554,881	7,554,881
Total short-term securities (cost: $7,554,881)		7,554,881
Total investments in securities (cost: $380,443,707) (l)		379,556,997
Liabilities in excess of cash and other assets (-1.4%)		(5,284,347)
Total net assets (100.0%)		$374,272,650

See accompanying notes to financial statements.

SFT Core Bond Fund (formerly SFT Advantus Bond Fund)
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Variable rate security.

(c)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2018 the total cost of investments issued on a when-issued or forward commitment basis was $7,367,728.

(d)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2018, securities with an aggregate market value of $379,055 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
10 Year U.S. Ultra	September 2018	166	Short	$(21,021,834)	$(21,286,906)	$(265,072)
5 Year U.S. Treasury Note	September 2018	218	Long	24,654,788	24,768,547	113,759
U.S. Long Bond	September 2018	249	Long	35,343,215	36,105,000	761,785
U.S. Ultra Bond	September 2018	100	Short	(15,548,902)	(15,956,250)	(407,348)
					$23,630,391	$203,124

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be illiquid.

(h)  Foreign security: The Fund held 4.9% of net assets in foreign securities at June 30, 2018.

(i)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(j)  Step rate security.

(k)  All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of June 30, 2018.

(l)  At June 30, 2018 the cost of investments for federal income tax purposes was $380,793,086. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$5,215,786
Gross unrealized depreciation	(6,248,751)
Net unrealized depreciation	$(1,032,965)

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund (formerly SFT Advantus Dynamic Managed Volatility Fund)
Investments in Securities

June 30, 2018
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (36.8%)
Government Obligations (0.5%)
U.S. Government Agencies and Obligations (0.5%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.3%)
3.000%, 09/01/43	$154,780	$151,160
3.500%, 10/01/44	252,673	252,843
3.500%, 11/01/44	249,660	249,744
3.500%, 12/01/44	261,556	261,469
		915,216
Federal National Mortgage Association (FNMA) (0.2%)
3.000%, 04/01/43	232,802	227,475
3.000%, 05/01/43	100,440	98,131
3.000%, 06/01/43	299,129	292,227
3.500%, 08/01/42	129,440	129,854
3.500%, 02/01/43	143,299	144,164
		891,851
Total government obligations (cost: $1,828,246)		1,807,067
Asset-Backed Securities (0.2%)
Longtrain Leasing III LLC 2015-1A Class A2, 4.060%, 01/15/45 (b)	1,000,000	999,071
Total asset-backed securities (cost: $999,586)		999,071
Other Mortgage-Backed Securities (0.3%)
Commercial Mortgage-Backed Securities (0.3%)
CSMC Mortgage Trust, 4.276%, 11/15/37 (c) (d)	1,000,000	1,006,588
Total other mortgage-backed securities (cost: $1,007,639)		1,006,588
Corporate Obligations (35.8%)
Basic Materials (0.3%)
Chemicals (0.3%)
Nutrien, Ltd., 3.000%, 04/01/25 (e)	1,000,000	921,037
Mining (0.0%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (e)	122,000	120,487
Communications (1.9%)
Cable/Satellite TV (0.5%)
Comcast Corp. 4.200%, 08/15/34 (f)	500,000	477,466
4.650%, 07/15/42	250,000	243,223
6.400%, 05/15/38	1,000,000	1,185,099
		1,905,788
Internet & Catalog Retail (0.2%)
Amazon.com, Inc., 3.875%, 08/22/37	1,000,000	976,113
	Principal	Value(a)
Media (0.5%)
CBS Corp. 3.500%, 01/15/25	$750,000	$717,294
4.000%, 01/15/26	250,000	242,450
Viacom, Inc., 5.625%, 09/15/19	250,000	256,106
Warner Media LLC, 4.850%, 07/15/45	1,000,000	910,920
		2,126,770
Telecommunication (0.4%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (c)	1,000,000	979,410
Vodafone Group PLC, 4.125%, 05/30/25 (e)	500,000	498,099
		1,477,509
Telephone — Integrated (0.2%)
AT&T, Inc., 4.100%, 02/15/28 (c)	803,000	767,325
Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (e)	250,000	255,700
Consumer Cyclical (1.4%)
Auto/Truck Parts & Equipment — Original (0.5%)
Ford Motor Co., 5.291%, 12/08/46	1,500,000	1,390,098
Harley-Davidson Financial Services, Inc., 3.550%, 05/21/21 (b)	575,000	576,383
		1,966,481
Food & Staples Retailing (0.2%)
The Kroger Co., 4.450%, 02/01/47	1,000,000	909,526
Home Furnishings (0.3%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	996,801
Retail (0.4%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	953,551
Target Corp., 3.500%, 07/01/24	750,000	753,054
		1,706,605
Consumer Staples (1.3%)
Beverages (0.1%)
The Coca-Cola Co., 3.200%, 11/01/23 (f)	500,000	498,727
Consumer Products — Miscellaneous (0.2%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (c)	750,000	742,786

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund (formerly SFT Advantus Dynamic Managed Volatility Fund)
Investments in Securities – continued

	Principal	Value(a)
Food Products (0.5%)
Archer-Daniels-Midland Co., 3.750%, 09/15/47	$1,000,000	$929,139
General Mills, Inc., 4.150%, 02/15/43	1,000,000	882,588
		1,811,727
Household Products (0.2%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	980,619
Personal Care (0.3%)
The Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	1,019,597
Consumer, Non-cyclical (1.5%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	970,804
Commercial Service — Finance (0.1%)
Moody's Corp., 4.875%, 02/15/24	250,000	262,458
Diagnostic Equipment (0.5%)
Abbott Laboratories
3.875%, 09/15/25	750,000	747,594
4.750%, 11/30/36	1,000,000	1,053,197
4.750%, 04/15/43	250,000	260,255
		2,061,046
Drugstore Chains (0.1%)
CVS Pass-Through Trust, 6.943%, 01/10/30	176,331	198,230
Food (0.5%)
Flowers Foods, Inc., 3.500%, 10/01/26	1,000,000	941,493
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	1,033,682
		1,975,175
Pharmaceuticals (0.1%)
Novartis Capital Corp., 3.400%, 05/06/24 (f)	500,000	498,794
Energy (4.2%)
Oil & Gas (0.5%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	930,530
Valero Energy Corp., 4.350%, 06/01/28	1,000,000	995,575
		1,926,105
Oil, Gas & Consumable Fuels (1.3%)
Apache Corp., 3.250%, 04/15/22	181,000	177,929
Chevron Corp., 3.191%, 06/24/23 (f)	250,000	248,750
	Principal	Value(a)
EOG Resources, Inc., 2.625%, 03/15/23	$250,000	$239,993
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	732,479
Noble Energy, Inc., 3.900%, 11/15/24	1,000,000	985,963
Phillips 66, 4.650%, 11/15/34	1,000,000	1,008,856
Total Capital International SA, 3.750%, 04/10/24 (e)	750,000	756,070
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	976,720
		5,126,760
Pipelines (2.4%)
Andeavor Logistics LP/ Tesoro Logistics Finance Corp., 5.250%, 01/15/25	500,000	512,440
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	997,706
Energy Transfer L.P., 4.900%, 03/15/35	1,000,000	914,771
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	269,164
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (c)	1,000,000	1,020,973
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	742,794
Magellan Midstream Partners L.P., 4.200%, 10/03/47	1,000,000	911,129
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	243,656
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (c)	1,500,000	1,557,796
Spectra Energy Partners L.P., 2.950%, 09/25/18	250,000	250,059
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	990,539
Williams Partners L.P. 3.750%, 06/15/27	500,000	472,113
4.300%, 03/04/24	500,000	501,789
		9,384,929
Financial (10.7%)
Banks (4.2%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	753,861
Astoria Financial Corp., 3.500%, 06/08/20	1,000,000	999,564

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund (formerly SFT Advantus Dynamic Managed Volatility Fund)
Investments in Securities – continued

	Principal	Value(a)
Bank of America Corp. 3.950%, 04/21/25	$1,000,000	$979,335
4.183%, 11/25/27	1,000,000	973,898
4.244%, 04/24/38 (3-Month USD LIBOR + 1.814%) (d)	1,000,000	971,375
5.700%, 01/24/22	250,000	269,092
Bank of Montreal, 2.375%, 01/25/19 (e)	250,000	249,684
Barclays Bank PLC, 2.650%, 01/11/21 (e)	1,000,000	977,606
Capital One Financial Corp. 4.250%, 04/30/25	1,500,000	1,494,786
4.750%, 07/15/21	250,000	258,383
Citigroup, Inc., 3.300%, 04/27/25	750,000	719,062
Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 03/26/20 (e)	600,000	593,441
Discover Bank 3.100%, 06/04/20	1,000,000	994,860
4.250%, 03/13/26	500,000	488,740
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	257,664
JPMorgan Chase & Co. 3.125%, 01/23/25	1,000,000	956,309
4.500%, 01/24/22	250,000	258,603
KeyBank NA, 3.180%, 10/15/27	1,000,000	986,543
PNC Bank NA 2.450%, 07/28/22	1,000,000	965,252
3.800%, 07/25/23	250,000	251,222
SunTrust Bank, 2.750%, 05/01/23	250,000	241,465
Synchrony Bank, 3.000%, 06/15/22	1,000,000	962,991
The Goldman Sachs Group, Inc., 3.850%, 01/26/27	1,000,000	960,327
		16,564,063
Capital Markets (0.5%)
E*TRADE Financial Corp., 2.950%, 08/24/22	1,000,000	968,679
The Bank of New York Mellon Corp., 3.442%, 02/07/28 (3-Month USD LIBOR + 1.069%) (d)	1,000,000	975,988
		1,944,667
Diversified Financial Services (1.2%)
American Express Credit Corp., 3.300%, 05/03/27	1,000,000	963,627
CME Group, Inc., 3.000%, 03/15/25	1,000,000	965,059
Discover Financial Services, 3.750%, 03/04/25	1,000,000	954,848
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	970,414
	Principal	Value(a)
TD Ameritrade Holding Corp., 2.950%, 04/01/22	$700,000	$687,766
		4,541,714
Insurance (2.1%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	939,480
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	500,000	522,493
First American Financial Corp., 4.600%, 11/15/24	750,000	757,287
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (c)	750,000	757,580
Manulife Financial Corp., 4.150%, 03/04/26 (e)	750,000	748,681
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	994,719
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (c)	250,000	253,696
Old Republic International Corp., 4.875%, 10/01/24	750,000	777,520
Pacific Life Insurance Co., 4.300%, 10/24/67 (3-Month USD LIBOR + 2.796%) (c) (d)	1,000,000	907,940
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	770,367
The Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	999,056
		8,428,819
Property / Casualty Insurance (0.3%)
Arch Capital Finance LLC, 4.011%, 12/15/26	1,000,000	987,986
Real Estate Investment Trust — Diversified (0.2%)
Retail Properties of America, Inc., 4.000%, 03/15/25	1,000,000	937,549
Real Estate Investment Trust — Health Care (0.7%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	975,530
Healthcare Trust of America Holdings L.P., 3.750%, 07/01/27	1,000,000	948,834
Physicians Realty L.P., 4.300%, 03/15/27	1,000,000	964,721
		2,889,085

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund (formerly SFT Advantus Dynamic Managed Volatility Fund)
Investments in Securities – continued

	Principal	Value(a)
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	$500,000	$498,195
Real Estate Investment Trust — Residential (0.2%)
UDR, Inc., 4.000%, 10/01/25	750,000	745,234
Real Estate Investment Trust — Shopping Centers (0.1%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	251,572
Real Estate Investment Trust — Single Tenant (0.3%)
Select Income REIT, 4.500%, 02/01/25	750,000	729,110
Tanger Properties L.P., 3.875%, 12/01/23	500,000	488,588
		1,217,698
Real Estate Investment Trust — Storage (0.1%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	510,801
Specialized REITs (0.7%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	925,583
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	965,401
Goodman US Finance Four LLC, 4.500%, 10/15/37 (b)	500,000	495,505
HCP, Inc., 4.250%, 11/15/23	250,000	251,482
		2,637,971
Health Care (2.6%)
Biotechnology (0.3%)
Amgen, Inc., 5.700%, 02/01/19	250,000	254,103
Celgene Corp., 3.875%, 08/15/25	1,000,000	973,163
		1,227,266
Health Care Providers & Services (0.8%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	894,647
Anthem, Inc., 4.375%, 12/01/47	1,000,000	922,820
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	252,622
UnitedHealth Group, Inc. 2.750%, 02/15/23	250,000	242,015
3.750%, 07/15/25 (f)	1,000,000	1,000,167
		3,312,271
	Principal	Value(a)
Pharmaceuticals (1.5%)
AbbVie, Inc., 3.600%, 05/14/25	$1,000,000	$968,508
Allergan Funding SCS, 3.800%, 03/15/25 (e)	670,000	650,600
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	497,214
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	962,602
Eli Lilly & Co., 3.950%, 05/15/47	1,000,000	984,878
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,210,227
Mylan, Inc., 4.200%, 11/29/23	500,000	500,469
		5,774,498
Industrials (5.0%)
Aerospace & Defense (0.9%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	998,911
Harris Corp., 3.832%, 04/27/25	1,000,000	980,530
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	497,738
United Technologies Corp., 4.050%, 05/04/47	1,000,000	915,175
		3,392,354
Air Freight & Logistics (0.2%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	946,835
Building Products (0.2%)
CRH America Finance, Inc., 4.400%, 05/09/47 (c)	1,000,000	917,803
Containers & Packaging (0.3%)
Amcor Finance USA, Inc., 4.500%, 05/15/28 (c)	1,000,000	1,001,506
Electrical Equipment (0.4%)
Flex. Ltd., 4.750%, 06/15/25 (e)	1,000,000	1,009,607
Trimble, Inc., 4.750%, 12/01/24	750,000	765,905
		1,775,512
Electronic Parts Distributions (0.4%)
Avnet, Inc., 3.750%, 12/01/21	1,500,000	1,494,682
Environmental Control (0.5%)
Republic Services, Inc., 3.950%, 05/15/28	1,000,000	986,470
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	972,552
		1,959,022

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund (formerly SFT Advantus Dynamic Managed Volatility Fund)
Investments in Securities – continued

	Principal	Value(a)
Industrial Conglomerates (0.2%)
3M Co., 3.625%, 10/15/47	$1,000,000	$950,215
Machinery (0.2%)
Caterpillar Financial Services Corp., 3.750%, 11/24/23	750,000	760,964
Miscellaneous Manufacturing (0.6%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	950,513
Textron, Inc. 3.875%, 03/01/25	750,000	741,099
4.300%, 03/01/24	500,000	510,837
		2,202,449
Road & Rail (0.1%)
Kansas City Southern, 4.300%, 05/15/43	250,000	232,544
Tools-Hand Held (0.2%)
Stanley Black & Decker, Inc., 2.451%, 11/17/18	800,000	798,967
Transportation (0.3%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	353,534
Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.900%, 02/01/24 (c)	1,000,000	989,069
		1,342,603
Trucking & Leasing (0.5%)
GATX Corp. 3.250%, 03/30/25	1,000,000	945,304
4.550%, 11/07/28	1,000,000	992,655
		1,937,959
Information Technology (1.6%)
Communications Equipment (0.4%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	508,208
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,012,976
		1,521,184
Computers (0.2%)
Apple, Inc., 4.375%, 05/13/45 (f)	1,000,000	1,029,436
Internet Software & Services (0.2%)
eBay, Inc., 3.450%, 08/01/24	750,000	727,691
IT Services (0.3%)
The Western Union Co., 3.350%, 05/22/19	500,000	501,955
Total System Services, Inc., 4.800%, 04/01/26	750,000	768,850
		1,270,805
	Principal	Value(a)
Software (0.5%)
Fiserv, Inc., 3.850%, 06/01/25	$1,000,000	$995,957
Oracle Corp., 3.800%, 11/15/37	1,000,000	945,910
		1,941,867
Materials (1.0%)
Chemicals (0.8%)
The Dow Chemical Co., 3.500%, 10/01/24	750,000	730,442
The Mosaic Co., 5.450%, 11/15/33	200,000	202,204
The Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	996,033
Yara International ASA, 4.750%, 06/01/28 (b) (e)	1,000,000	1,005,281
		2,933,960
Construction Materials (0.2%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	907,903
Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc. 4.350%, 06/15/45	250,000	211,784
4.500%, 05/15/35	1,000,000	924,944
Verizon Communications, Inc., 5.250%, 03/16/37	1,000,000	1,026,999
		2,163,727
Transportation (0.7%)
Airlines (0.5%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/29	905,298	893,168
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 12/20/25 (c)	809,724	829,805
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27	206,851	210,802
		1,933,775
Transport — Rail (0.2%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	505,441
Union Pacific Corp., 3.750%, 03/15/24	500,000	505,990
		1,011,431
Utilities (3.1%)
Electric Utilities (2.0%)
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	934,781
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	1,026,795

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund (formerly SFT Advantus Dynamic Managed Volatility Fund)
Investments in Securities – continued

	Principal	Value(a)
Duke Energy Progress LLC, 3.600%, 09/15/47	$1,000,000	$910,390
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	246,100
Northern States Power Co. 3.600%, 09/15/47	1,000,000	921,846
3.750%, 12/01/47	1,000,000	956,857
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	769,376
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	1,002,420
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	245,886
Southern California Edison Co., 4.000%, 04/01/47	1,000,000	933,861
		7,948,312
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	253,020
Gas Utilities (0.3%)
ONEOK, Inc., 4.000%, 07/13/27	500,000	483,802
Washington Gas Light Co., 3.796%, 09/15/46	1,000,000	936,263
		1,420,065
Multi-Utilities (0.3%)
Dominion Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	249,022
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	1,027,537
		1,276,559
Water Utilities (0.4%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	923,276
Aquarion Co., 4.000%, 08/15/24 (b)	500,000	506,093
		1,429,369
Total corporate obligations (cost: $144,947,701)		141,539,807
Total long-term debt Securities (cost: $148,783,172)		145,352,533
Purchased Options (0.1%)
S&P 500 Index, $2655.00, 07/20/18 (cost: $199,963)		311,472
	Shares/ Principal	Value(a)
Mutual Funds (44.3%)
Investment Companies (44.3%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	$44,500	$5,098,365
SFT Index 500 Fund (g)	14,224,618	155,034,367
SPDR S&P 500 ETF Trust (f)	36,170	9,812,198
Vanguard S&P 500 ETF	20,175	5,033,864
Total mutual funds (cost: $123,653,386)		174,978,794
Short-Term Securities (17.0%)
Investment Companies (17.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.820%	67,089,021	67,089,021
Total short-term securities (cost: $67,089,021)		67,089,021
Total investments in securities (cost: $339,725,542) (h)		387,731,820
Cash and other assets in excess of liabilities (1.8%)		7,159,733
Total net assets (100.0%)		$394,891,553

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund (formerly SFT Advantus Dynamic Managed Volatility Fund)
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be illiquid.

(c)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(d)  Variable rate security.

(e)  Foreign security: The Fund held 2.0% of net assets in foreign securities at June 30, 2018.

(f)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2018, securities with an aggregate market value of $10,479,993 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
10 Year U.S. Treasury Note	September 2018	200	Short	$(24,182,199)	$(24,037,500)	$144,699
S&P 500® Index Future	September 2018	189	Long	130,585,424	128,595,600	(1,989,824)
S&P 500® E-Mini Index Future	September 2018	140	Long	19,289,175	19,051,200	(237,975)
					$123,609,300	$(2,083,100)

(g)  Affiliated security.

(h)  At June 30, 2018 the cost of investments for federal income tax purposes was $337,628,211. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$52,073,315
Gross unrealized depreciation	(4,092,646)
Net unrealized appreciation	$47,980,669

Purchased Options	Contracts	Expiration Date	Notional Amount	Exercise Price	Value(a)
Put – S&P 500 Index	216	July 2018	$21,600	$2,655.00	$311,472
Written Options	Contracts	Expiration Date	Notional Amount	Exercise Price	Value(a)
Put – S&P 500 Index	332	July 2018	$33,200	$2,365.00	$(39,840)

See accompanying notes to financial statements.

SFT Government Money Market Fund
(formerly SFT Advantus Government Money Market Fund)
Investments in Securities

June 30, 2018
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Short-Term Investments (100.1%)
U.S. Government Obligations (100.0%)
Discount Notes (57.0%)
Federal Home Loan Bank 1.818%, 07/13/18 (b)	$16,600,000	$16,590,123
1.849%, 07/20/18 (b)	3,500,000	3,496,647
1.881%, 07/13/18 (b)	4,000,000	3,997,533
1.892%, 07/25/18 (b)	5,500,000	5,493,176
1.900%, 07/18/18 (b)	1,200,000	1,198,941
1.951%, 09/14/18 (b)	4,000,000	3,984,042
1.955%, 08/31/18 (b)	3,100,000	3,089,915
		37,850,377
U.S. Treasury (43.0%)
U.S. Treasury Note 1.979%, 04/30/19 (3-Month U.S. Treasury Money Market Yield + 0.070%) (c)	5,000,000	5,006,243
2.049%, 01/31/19 (3-Month U.S. Treasury Money Market Yield + 0.140%) (c)	10,000,000	10,011,664
2.079%, 10/31/18 (3-Month U.S. Treasury Money Market Yield + 0.170%) (c)	3,500,000	3,502,796
2.083%, 07/31/18 (3-Month U.S. Treasury Money Market Yield + 0.174%) (c)	10,000,000	10,001,813
		28,522,516
Total U.S. government obligations		66,372,893
	Shares	Value(a)
Investment Companies (0.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.820%	87,079	$87,079
		87,079
Total short-term investments (cost: $66,459,972)		66,459,972
Total investments in securities (cost: $66,459,972) (d)		66,459,972
Liabilities in excess of cash and other assets (-0.1%)		(91,727)
Total net assets (100.0%)		$66,368,245

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Rate represents annualized yield at date of purchase.

(c)  Variable rate security.

(d)  Also represents the cost of investments for federal income tax purposes at June 30, 2018.
See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
(formerly SFT Advantus Index 400 Mid-Cap Fund)
Investments in Securities

June 30, 2018
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.5%)
Consumer Discretionary (12.6%)
Auto Components (0.7%)
Dana, Inc.	18,081	$365,055
Delphi Technologies PLC (b)	11,035	501,651
Gentex Corp.	34,037	783,532
		1,650,238
Automobiles (0.3%)
Thor Industries, Inc.	6,036	587,846
Distributors (0.3%)
Pool Corp.	5,047	764,620
Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc. (c)	7,485	360,028
Graham Holdings Co. – Class B	558	327,044
Service Corp. International/US	22,711	812,827
Sotheby's (c)	4,491	244,041
		1,743,940
Hotels, Restaurants & Leisure (3.6%)
Boyd Gaming Corp.	10,211	353,913
Brinker International, Inc.	5,391	256,612
Churchill Downs, Inc.	1,393	413,024
Cracker Barrel Old Country Store, Inc.	2,955	461,601
Domino's Pizza, Inc.	5,255	1,482,803
Dunkin' Brands Group, Inc.	10,312	712,250
ILG, Inc.	13,134	433,816
International Speedway Corp. – Class A	3,035	135,664
Jack in the Box, Inc.	3,524	299,963
Papa John's International, Inc.	2,905	147,342
Scientific Games Corp. – Class A (c)	6,653	326,995
Six Flags Entertainment Corp.	9,597	672,270
Texas Roadhouse, Inc.	8,165	534,889
The Cheesecake Factory, Inc.	5,297	291,653
The Wendy's Co.	22,298	383,080
Wyndham Destinations, Inc.	12,402	549,036
Wyndham Hotels & Resorts, Inc.	12,394	729,139
		8,184,050
Household Durables (1.5%)
Helen of Troy, Ltd. (b) (c)	3,258	320,750
KB Home	10,496	285,911
NVR, Inc. (c)	432	1,283,191
Tempur Sealy International, Inc. (c)	5,746	276,095
Toll Brothers, Inc.	17,451	645,513
TRI Pointe Group, Inc. (c)	18,882	308,910
Tupperware Brands Corp.	6,267	258,451
		3,378,821
	Shares	Value(a)
Leisure Equipment & Products (0.7%)
Brunswick Corp.	10,833	$698,512
Polaris Industries, Inc.	7,299	891,792
		1,590,304
Media (1.5%)
AMC Networks, Inc. – Class A (c)	5,644	351,057
Cable One, Inc.	628	460,506
Cinemark Holdings, Inc.	13,208	463,337
John Wiley & Sons, Inc. – Class A	5,578	348,067
Live Nation Entertainment, Inc. (c)	16,874	819,570
Meredith Corp.	4,872	248,472
TEGNA, Inc.	26,806	290,845
The New York Times Co. – Class A	15,905	411,940
		3,393,794
Multiline Retail (0.4%)
Big Lots, Inc.	5,242	219,011
Dillard's, Inc. – Class A	2,440	230,580
Ollie's Bargain Outlet Holdings, Inc. (c)	6,199	449,427
		899,018
Specialty Retail (2.1%)
Aaron's, Inc.	7,694	334,304
American Eagle Outfitters, Inc.	20,853	484,832
AutoNation, Inc. (c)	7,305	354,877
Bed Bath & Beyond, Inc.	17,382	346,337
Dick's Sporting Goods, Inc.	9,685	341,396
Five Below, Inc. (c)	6,913	675,469
Murphy USA, Inc. (c)	3,766	279,776
Sally Beauty Holdings, Inc. (c)	15,174	243,239
Signet Jewelers, Ltd. (b)	7,322	408,202
The Michaels Cos., Inc. (c)	13,802	264,584
Urban Outfitters, Inc. (c)	9,994	445,233
Williams-Sonoma, Inc.	9,472	581,392
		4,759,641
Textiles, Apparel & Luxury Goods (0.7%)
Carter's, Inc.	5,828	631,697
Deckers Outdoor Corp. (c)	3,784	427,175
Skechers U.S.A., Inc. – Class A (c)	16,878	506,509
		1,565,381
Consumer Staples (3.4%)
Beverages (0.1%)
The Boston Beer Co., Inc. – Class A (c)	1,130	338,661
Food & Staples Retailing (0.5%)
Casey's General Stores, Inc.	4,609	484,314
Sprouts Farmers Market, Inc. (c)	15,143	334,206

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
(formerly SFT Advantus Index 400 Mid-Cap Fund)
Investments in Securities – continued

	Shares	Value(a)
United Natural Foods, Inc. (c)	6,265	$267,265
		1,085,785
Food Products (2.2%)
Flowers Foods, Inc.	23,057	480,277
Ingredion, Inc.	8,979	993,975
Lamb Weston Holdings, Inc.	18,174	1,245,101
Lancaster Colony Corp.	2,457	340,098
Post Holdings, Inc. (c)	8,363	719,385
Sanderson Farms, Inc.	2,530	266,030
The Hain Celestial Group, Inc. (c)	12,916	384,897
Tootsie Roll Industries, Inc.	2,406	74,225
TreeHouse Foods, Inc. (c)	6,933	364,052
		4,868,040
Household Products (0.2%)
Energizer Holdings, Inc.	7,327	461,308
Personal Products (0.4%)
Edgewell Personal Care Co. (c)	6,628	334,449
Nu Skin Enterprises, Inc. – Class A	6,835	534,428
		868,877
Energy (4.8%)
Energy Equipment & Services (2.0%)
Apergy Corp. (c)	9,620	401,635
Core Laboratories NV (b)	5,433	685,699
Diamond Offshore Drilling, Inc. (c)	8,028	167,464
Dril-Quip, Inc. (c)	4,740	243,636
Ensco PLC – Class A (b)	54,328	394,421
McDermott International, Inc. (b) (c)	22,348	439,138
Nabors Industries, Ltd. (b)	43,802	280,771
Oceaneering International, Inc. (c)	12,246	311,783
Patterson-UTI Energy, Inc.	27,568	496,224
Rowan Cos., PLC – Class A (b) (c)	14,194	230,227
Superior Energy Services, Inc. (c)	19,170	186,716
Transocean, Ltd. (b) (c)	54,517	732,709
		4,570,423
Oil, Gas & Consumable Fuels (2.8%)
Callon Petroleum Co. (c)	27,865	299,270
Chesapeake Energy Corp. (c)	113,329	593,844
CNX Resources Corp. (c)	24,375	433,387
Gulfport Energy Corp. (c)	19,425	244,172
Matador Resources Co. (c)	12,860	386,443
Murphy Oil Corp.	20,216	682,694
Oasis Petroleum, Inc. (c)	33,128	429,670
PBF Energy, Inc. – Class A	13,949	584,882
QEP Resources, Inc. (c)	29,475	361,364
Range Resources Corp.	28,189	471,602
SM Energy Co.	12,771	328,087
Southwestern Energy Co. (c)	63,452	336,296
World Fuel Services Corp.	8,415	171,750
WPX Energy, Inc. (c)	49,669	895,532
		6,218,993
	Shares	Value(a)
Financial (15.9%)
Capital Markets (2.9%)
Eaton Vance Corp.	14,740	$769,281
Evercore, Inc.	5,070	534,632
Factset Research Systems, Inc.	4,817	954,248
Federated Investors, Inc. – Class B	11,851	276,365
Interactive Brokers Group, Inc. Class A	8,800	566,808
Janus Henderson Group PLC (b)	22,418	688,905
Legg Mason, Inc.	10,621	368,867
MarketAxess Holdings, Inc.	4,729	935,680
SEI Investments Co.	16,308	1,019,576
Stifel Financial Corp.	8,820	460,845
		6,575,207
Commercial Banks (7.8%)
Associated Banc-Corp.	20,937	571,580
BancorpSouth Bank	10,147	334,344
Bank of Hawaii Corp.	5,232	436,453
Bank of the Ozarks, Inc.	15,092	679,744
Cathay General Bancorp	9,491	384,291
Chemical Financial Corp.	8,868	493,682
Commerce Bancshares, Inc.	11,659	754,454
Cullen/Frost Bankers, Inc.	7,216	781,060
East West Bancorp, Inc.	18,009	1,174,187
First Horizon National Corp.	40,666	725,481
FNB Corp.	40,251	540,168
Fulton Financial Corp.	21,844	360,426
Hancock Whitney Corp.	10,600	494,490
Home BancShares, Inc.	19,609	442,379
International Bancshares Corp.	6,737	288,344
MB Financial, Inc.	10,450	488,015
PacWest Bancorp	15,552	768,580
Pinnacle Financial Partners, Inc.	9,194	564,052
Prosperity Bancshares, Inc.	8,681	593,433
Signature Bank (c)	6,712	858,330
Sterling Bancorp	28,024	658,564
Synovus Financial Corp.	14,745	778,978
TCF Financial Corp.	20,887	514,238
Texas Capital Bancshares, Inc. (c)	6,112	559,248
Trustmark Corp.	8,424	274,875
UMB Financial Corp.	5,405	412,023
Umpqua Holdings Corp.	27,365	618,175
United Bankshares, Inc.	13,067	475,639
Valley National Bancorp	32,937	400,514
Webster Financial Corp.	11,446	729,110
Wintrust Financial Corp.	6,995	608,915
		17,763,772
Consumer Finance (0.5%)
Navient Corp.	32,888	428,530
SLM Corp. (c)	54,093	619,365
		1,047,895

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
(formerly SFT Advantus Index 400 Mid-Cap Fund)
Investments in Securities – continued

	Shares	Value(a)
Insurance (4.2%)
Alleghany Corp.	1,899	$1,091,868
American Financial Group, Inc.	8,622	925,399
Aspen Insurance Holdings, Ltd. (b)	7,414	301,750
Brown & Brown, Inc.	28,497	790,222
CNO Financial Group, Inc.	20,800	396,032
First American Financial Corp.	13,863	716,994
Genworth Financial, Inc. – Class A (c)	62,045	279,203
Kemper Corp.	6,020	455,413
Mercury General Corp.	4,472	203,744
Old Republic International Corp.	31,173	620,655
Primerica, Inc.	5,450	542,820
Reinsurance Group of America, Inc.	8,032	1,072,111
RenaissanceRe Holdings, Ltd. (b)	5,030	605,210
The Hanover Insurance Group, Inc.	5,320	636,059
WR Berkley Corp.	11,946	865,010
		9,502,490
Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc. (c)	1,020	218,076
New York Community Bancorp, Inc.	60,951	672,899
Washington Federal, Inc.	10,499	343,317
		1,234,292
Health Care (8.9%)
Biotechnology (0.5%)
Exelixis, Inc. (c)	25,090	539,937
United Therapeutics Corp. (c)	5,422	613,499
		1,153,436
Health Care Equipment & Supplies (3.8%)
Avanos Medical, Inc. (c)	5,843	334,512
Cantel Medical Corp.	4,362	429,046
Globus Medical, Inc. (c)	9,108	459,590
Haemonetics Corp. (c)	6,489	581,933
Hill-Rom Holdings, Inc.	8,237	719,420
ICU Medical, Inc. (c)	1,954	573,792
Integra LifeSciences Holdings Corp. (c)	8,767	564,682
LivaNova PLC (b) (c)	5,440	543,021
Masimo Corp. (c)	5,855	571,741
NuVasive, Inc. (c)	6,277	327,157
STERIS PLC (b)	10,517	1,104,390
Teleflex, Inc.	5,661	1,518,337
West Pharmaceutical Services, Inc.	9,145	908,007
		8,635,628
Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc. (c)	10,199	417,241
Chemed Corp.	1,981	637,506
Encompass Health Corp	12,282	831,737
LifePoint Health, Inc. (c)	4,754	231,995
	Shares	Value(a)
Mednax, Inc. (c)	11,744	$508,280
Molina Healthcare, Inc. (c)	5,903	578,140
Patterson Cos., Inc.	10,115	229,307
Tenet Healthcare Corp. (c)	10,147	340,635
WellCare Health Plans, Inc. (c)	5,583	1,374,758
		5,149,599
Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc. (c)	22,054	264,648
Medidata Solutions, Inc. (c)	7,300	588,088
		852,736
Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc. – Class A (c)	2,527	729,141
Bio-Techne Corp.	4,714	697,436
Charles River Laboratories International, Inc. (c)	5,955	668,508
PRA Health Sciences, Inc. (c)	6,291	587,328
Syneos Health, Inc. (c)	6,840	320,796
		3,003,209
Pharmaceuticals (0.6%)
Akorn, Inc. (c)	11,676	193,705
Catalent, Inc. (c)	16,576	694,369
Mallinckrodt PLC (b) (c)	10,326	192,683
Prestige Brands Holdings, Inc. (c)	6,596	253,154
		1,333,911
Industrials (14.1%)
Aerospace & Defense (1.0%)
Curtiss-Wright Corp.	5,535	658,776
Esterline Technologies Corp. (c)	3,135	231,363
KLX, Inc. (c)	6,306	453,401
Teledyne Technologies, Inc. (c)	4,464	888,604
		2,232,144
Airlines (0.3%)
JetBlue Airways Corp. (c)	39,337	746,616
Building Products (0.4%)
Lennox International, Inc.	4,630	926,695
Commercial Services & Supplies (1.5%)
Clean Harbors, Inc. (c)	6,281	348,909
Deluxe Corp.	5,946	393,685
Healthcare Services Group, Inc.	9,161	395,664
Herman Miller, Inc.	7,410	251,199
HNI Corp.	5,410	201,252
MSA Safety, Inc.	4,169	401,641
Pitney Bowes, Inc.	23,310	199,767
Rollins, Inc.	11,932	627,385
The Brink's Co.	6,327	504,578
		3,324,080
Construction & Engineering (1.1%)
AECOM (c)	19,927	658,189

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
(formerly SFT Advantus Index 400 Mid-Cap Fund)
Investments in Securities – continued

	Shares	Value(a)
Dycom Industries, Inc. (c)	3,810	$360,083
EMCOR Group, Inc.	7,265	553,447
Granite Construction, Inc.	5,650	314,479
KBR, Inc.	17,478	313,206
Valmont Industries, Inc.	2,784	419,688
		2,619,092
Electrical Equipment (1.5%)
Acuity Brands, Inc.	5,096	590,473
Belden, Inc.	4,994	305,233
EnerSys	5,234	390,666
Hubbell, Inc.	6,837	722,944
nVent Electric PLC (b) (c)	20,179	506,493
Regal Beloit Corp.	5,456	446,301
Woodward, Inc.	6,888	529,412
		3,491,522
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	7,535	816,116
Machinery (4.5%)
AGCO Corp.	8,122	493,168
Crane Co.	6,313	505,861
Donaldson Co., Inc.	16,141	728,282
Graco, Inc.	20,739	937,818
IDEX Corp.	9,535	1,301,337
ITT, Inc.	10,862	567,757
Kennametal, Inc.	10,145	364,205
Lincoln Electric Holdings, Inc.	7,613	668,117
Nordson Corp.	6,354	815,917
Oshkosh Corp.	9,158	643,990
Terex Corp.	8,906	375,744
The Timken Co.	8,412	366,343
The Toro Co.	13,159	792,830
Trinity Industries, Inc.	18,515	634,324
Wabtec Corp.	10,651	1,049,975
		10,245,668
Marine (0.2%)
Kirby Corp. (c)	6,617	553,181
Professional Services (0.6%)
Dun & Bradstreet Corp.	4,651	570,445
Manpowergroup, Inc.	8,162	702,422
		1,272,867
Road & Rail (1.8%)
Avis Budget Group, Inc. (c)	8,887	288,828
Genesee & Wyoming, Inc. – Class A (c)	7,476	607,948
Knight-Swift Transportation Holdings, Inc.	15,957	609,717
Landstar System, Inc.	5,263	574,720
Old Dominion Freight Line, Inc.	8,521	1,269,288
Ryder System, Inc.	6,521	468,599
Werner Enterprises, Inc.	5,571	209,191
		4,028,291
Trading Companies & Distributors (0.8%)
GATX Corp.	4,617	342,720
	Shares	Value(a)
MSC Industrial Direct Co. – Class A	5,699	$483,560
Now, Inc. (c)	13,440	179,155
Watsco, Inc.	4,029	718,290
		1,723,725
Information Technology (15.5%)
Communications Equipment (1.3%)
ARRIS International PLC (b) (c)	21,761	531,948
Ciena Corp. (c)	17,826	472,567
InterDigital, Inc.	4,275	345,848
Lumentum Holdings, Inc. (c)	7,818	452,662
NetScout Systems, Inc. (c)	9,933	295,010
Plantronics, Inc.	4,072	310,490
ViaSat, Inc. (c)	6,809	447,487
		2,856,012
Computers & Peripherals (0.2%)
NCR Corp. (c)	14,703	440,796
Electronic Equipment, Instruments & Components (3.6%)
Arrow Electronics, Inc. (c)	10,890	819,799
Avnet, Inc.	14,624	627,223
Cognex Corp.	21,495	958,892
Coherent, Inc. (c)	3,134	490,220
Jabil , Inc.	21,290	588,881
Keysight Technologies, Inc. (c)	23,224	1,370,913
Littelfuse, Inc.	3,154	719,680
National Instruments Corp.	13,372	561,357
SYNNEX Corp.	3,593	346,760
Tech Data Corp. (c)	4,275	351,063
Trimble, Inc. (c)	30,975	1,017,219
Vishay Intertechnology, Inc.	16,420	380,944
		8,232,951
Internet Software & Services (0.6%)
Cars.com, Inc. (c)	8,934	253,636
j2 Global, Inc.	6,062	525,030
LogMeIn, Inc.	6,488	669,886
		1,448,552
IT Services (3.1%)
Acxiom Corp. (c)	9,557	286,232
Convergys Corp.	11,372	277,932
CoreLogic, Inc. (c)	10,146	526,578
Jack Henry & Associates, Inc.	9,612	1,253,020
Leidos Holdings, Inc.	17,733	1,046,247
MAXIMUS, Inc.	8,022	498,247
Perspecta, Inc.	17,728	364,310
Sabre Corp.	31,415	774,066
Science Applications International Corp.	5,225	422,859
Teradata Corp. (c)	15,028	603,374
WEX, Inc. (c)	5,015	955,257
		7,008,122
Office Electronics (0.4%)
Zebra Technologies Corp. – Class A (c)	6,651	952,756

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
(formerly SFT Advantus Index 400 Mid-Cap Fund)
Investments in Securities – continued

	Shares	Value(a)
Semiconductors & Semiconductor Equipment (2.7%)
Cirrus Logic, Inc. (c)	7,579	$290,503
Cree, Inc. (c)	12,492	519,292
Cypress Semiconductor Corp.	44,557	694,198
First Solar, Inc. (c)	10,156	534,815
Integrated Device Technology, Inc. (c)	16,066	512,184
MKS Instruments, Inc.	6,750	645,975
Monolithic Power Systems, Inc.	4,804	642,151
Silicon Laboratories, Inc. (c)	5,373	535,151
Synaptics, Inc. (c)	4,235	213,317
Teradyne, Inc.	23,778	905,228
Versum Materials, Inc.	13,540	503,011
		5,995,825
Software (3.5%)
ACI Worldwide, Inc. (c)	14,470	356,975
Blackbaud, Inc.	6,031	617,876
CDK Global, Inc.	15,375	1,000,144
CommVault Systems, Inc. (c)	5,257	346,173
Fair Isaac Corp. (c)	3,693	713,931
Fortinet, Inc. (c)	17,967	1,121,680
Manhattan Associates, Inc. (c)	8,243	387,503
PTC, Inc. (c)	14,341	1,345,329
The Ultimate Software Group, Inc. (c)	3,683	947,673
Tyler Technologies, Inc. (c)	4,491	997,451
		7,834,735
Technology Hardware & Equipment (0.1%)
VeriFone Systems, Inc. (c)	13,763	314,072
Materials (6.8%)
Chemicals (2.7%)
Ashland Global Holdings, Inc.	7,756	606,364
Cabot Corp.	7,683	474,579
Minerals Technologies, Inc.	4,386	330,485
NewMarket Corp.	1,205	487,423
Olin Corp.	20,782	596,859
PolyOne Corp.	9,852	425,803
RPM International, Inc.	16,621	969,337
Sensient Technologies Corp.	5,254	375,924
The Chemours Co.	22,112	980,888
The Scotts Miracle-Gro Co. – Class A	4,792	398,503
Valvoline, Inc.	24,321	524,604
		6,170,769
Construction Materials (0.3%)
Eagle Materials, Inc.	5,989	628,665
Containers & Packaging (1.1%)
Aptargroup, Inc.	7,772	725,749
Bemis Co., Inc.	11,307	477,269
Greif, Inc. – Class A	3,221	170,359
Owens-Illinois, Inc. (c)	20,098	337,847
Silgan Holdings, Inc.	9,210	247,104
Sonoco Products Co.	12,374	649,635
		2,607,963
	Shares	Value(a)
Metals & Mining (2.3%)
Allegheny Technologies, Inc. (c)	15,616	$392,274
Carpenter Technology Corp.	5,766	303,119
Commercial Metals Co.	14,542	306,982
Compass Minerals International, Inc.	4,127	271,350
Reliance Steel & Aluminum Co.	8,980	786,109
Royal Gold, Inc.	8,161	757,667
Steel Dynamics, Inc.	29,324	1,347,438
United States Steel Corp.	21,973	763,562
Worthington Industries, Inc.	5,268	221,098
		5,149,599
Paper & Forest Products (0.4%)
Domtar Corp.	7,809	372,801
Louisiana-Pacific Corp.	18,044	491,158
		863,959
Real Estate (9.3%)
Diversified REITs (0.1%)
Alexander & Baldwin, Inc.	8,406	197,541
Health Care REITs (1.2%)
Healthcare Realty Trust, Inc.	15,560	452,485
Medical Properties Trust, Inc.	45,333	636,475
Omega Healthcare Investors, Inc.	24,684	765,204
Quality Care Properties, Inc. (c)	11,707	251,818
Senior Housing Properties Trust	29,534	534,270
		2,640,252
Hotels & Resort REITs (0.5%)
Hospitality Properties Trust	20,426	584,388
LaSalle Hotel Properties	13,719	469,601
		1,053,989
Industrial REITs (0.9%)
DCT Industrial Trust, Inc.	11,705	781,075
First Industrial Realty Trust, Inc.	15,581	519,471
Liberty Property Trust	18,368	814,253
		2,114,799
Office REITs (1.7%)
Corporate Office Properties Trust	12,695	368,028
Cousins Properties, Inc.	52,232	506,128
Douglas Emmett, Inc.	19,851	797,613
Highwoods Properties, Inc.	12,854	652,083
JBG SMITH Properties	11,581	422,359
Kilroy Realty Corp.	12,284	929,162
Mack-Cali Realty Corp.	11,203	227,197
		3,902,570
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	5,687	943,985

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
(formerly SFT Advantus Index 400 Mid-Cap Fund)
Investments in Securities – continued

	Shares	Value(a)
Residential REITs (1.0%)
American Campus Communities, Inc.	16,988	$728,446
Camden Property Trust	11,531	1,050,820
Education Realty Trust, Inc.	9,422	391,013
		2,170,279
Retail REITs (1.0%)
National Retail Properties, Inc.	19,121	840,559
Tanger Factory Outlet Centers, Inc.	11,730	275,537
Taubman Centers, Inc.	7,580	445,401
Urban Edge Properties	13,169	301,175
Weingarten Realty Investors	14,812	456,358
		2,319,030
Specialized REITs (2.5%)
CoreCivic, Inc.	14,733	351,971
CoreSite Realty Corp.	4,311	477,745
CyrusOne, Inc.	12,318	718,879
EPR Properties	8,036	520,652
Lamar Advertising Co. – Class A	10,445	713,498
Life Storage, Inc.	5,731	557,684
PotlatchDeltic Corp.	7,391	375,832
Rayonier, Inc.	16,082	622,213
Sabra Health Care REIT, Inc.	22,158	481,493
The GEO Group, Inc.	15,290	421,087
Uniti Group, Inc.	20,527	411,156
		5,652,210
Telecommunication Services (0.3%)
Electric Utilities (0.2%)
ALLETE, Inc.	6,372	493,256
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	11,538	316,372
Utilities (4.9%)
Electric Utilities (0.6%)
Hawaiian Electric Industries, Inc.	13,527	463,976
IDACORP, Inc.	6,206	572,441
	Shares	Value(a)
PNM Resources, Inc.	9,900	$385,110
		1,421,527
Gas Utilities (2.6%)
Atmos Energy Corp.	13,804	1,244,293
Energen Corp. (c)	12,109	881,777
National Fuel Gas Co.	10,679	565,560
New Jersey Resources Corp.	10,904	487,954
ONE GAS, Inc.	6,437	481,101
Southwest Gas Holdings, Inc.	6,010	458,383
UGI Corp.	21,516	1,120,338
WGL Holdings, Inc.	6,325	561,344
		5,800,750
Multi-Utilities (1.4%)
Black Hills Corp.	6,660	407,659
MDU Resources Group, Inc.	24,274	696,178
NorthWestern Corp.	6,149	352,030
OGE Energy Corp.	24,824	874,053
Vectren Corp.	10,326	737,793
		3,067,713
Water Utilities (0.3%)
Aqua America, Inc.	22,110	777,830
Total common stocks (cost: $152,466,807)		218,538,791
Short-Term Securities (2.9%)
Investment Companies (2.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.820%	6,544,960	6,544,960
Total short-term securities (cost: $6,544,960)		6,544,960
Total investments in securities (cost: $159,011,767) (d)		225,083,751
Cash and other assets in excess of liabilities (0.6%)		1,259,617
Total net assets (100.0%)		$226,343,368

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 3.7% of net assets in foreign securities at June 30, 2018.

(c)  Non-income producing security.

(d)  At June 30, 2018 the cost of investments for federal income tax purposes was $159,353,264. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$73,848,729
Gross unrealized depreciation	(8,242,950)
Net unrealized appreciation	$65,605,779

Holdings of Open Futures Contracts

On June 30, 2018, cash in the amount of $285,000 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	September 2018	35	Long	$6,971,058	$6,846,350	$(124,708)

See accompanying notes to financial statements.

SFT Index 500 Fund (formerly SFT Advantus Index 500 Fund)
Investments in Securities

June 30, 2018
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.6%)
Consumer Discretionary (12.7%)
Auto Components (0.2%)
Aptiv PLC (b)	9,887	$905,946
BorgWarner, Inc.	7,417	320,118
The Goodyear Tire & Rubber Co.	8,956	208,585
		1,434,649
Automobiles (0.4%)
Ford Motor Co.	147,059	1,627,943
General Motors Co.	47,584	1,874,810
Harley-Davidson, Inc.	6,216	261,569
		3,764,322
Distributors (0.1%)
Genuine Parts Co.	5,445	499,796
LKQ Corp. (c)	11,561	368,796
		868,592
Diversified Consumer Services (0.0%)
H&R Block, Inc.	7,763	176,841
Hotels & Resort REITs (0.1%)
Hilton Worldwide Holdings, Inc.	10,498	831,022
Hotels, Restaurants & Leisure (1.5%)
Carnival Corp. (b)	15,240	873,404
Chipotle Mexican Grill, Inc. (c)	944	407,213
Darden Restaurants, Inc.	4,658	498,686
Marriott International, Inc. – Class A	11,154	1,412,096
McDonald's Corp.	29,505	4,623,139
MGM Resorts International	18,830	546,635
Norwegian Cruise Line Holdings, Ltd. (b) (c)	7,669	362,360
Royal Caribbean Cruises, Ltd. (b)	6,365	659,414
Starbucks Corp.	51,857	2,533,215
Wynn Resorts, Ltd.	3,183	532,643
Yum! Brands, Inc.	12,145	949,982
		13,398,787
Household Durables (0.3%)
DR Horton, Inc.	12,811	525,251
Garmin, Ltd. (b)	4,179	254,919
Leggett & Platt, Inc.	4,896	218,557
Lennar Corp. – Class A	10,256	538,440
Mohawk Industries, Inc. (c)	2,380	509,963
Newell Brands, Inc.	18,184	468,965
PulteGroup, Inc.	9,831	282,641
Whirlpool Corp.	2,438	356,509
		3,155,245
Internet & Catalog Retail (4.2%)
Amazon.com, Inc. (c)	15,139	25,733,272
Booking Holdings, Inc. (c)	1,810	3,669,033
Expedia Group, Inc.	4,557	547,706
Netflix, Inc. (c)	16,329	6,391,661
TripAdvisor, Inc. (c)	3,930	218,940
		36,560,612
	Shares	Value(a)
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,199	$387,610
Mattel, Inc.	12,890	211,654
		599,264
Media (2.2%)
CBS Corp. – Class B	12,832	721,415
Charter Communications, Inc. – Class A (c)	7,011	2,055,695
Comcast Corp. – Class A	172,564	5,661,825
Discovery, Inc. – Class A (c)	5,811	159,802
Discovery, Inc. – Class C (c)	12,826	327,063
DISH Network Corp. – Class A (c)	8,603	289,147
News Corp. – Class A	14,352	222,456
News Corp. – Class B	4,480	71,008
Omnicom Group, Inc.	8,541	651,422
The Interpublic Group of Cos., Inc.	14,388	337,255
The Walt Disney Co.	55,869	5,855,630
Twenty-First Century Fox, Inc. – Class A	39,572	1,966,333
Twenty-First Century Fox, Inc. – Class B	16,419	808,964
Viacom, Inc. – Class B	13,213	398,504
		19,526,519
Multiline Retail (0.5%)
Dollar General Corp.	9,551	941,729
Dollar Tree, Inc. (c)	8,902	756,670
Kohl's Corp.	6,241	454,969
Macy's, Inc.	11,512	430,894
Nordstrom, Inc.	4,377	226,641
Target Corp.	20,034	1,524,988
		4,335,891
Specialty Retail (2.3%)
Advance Auto Parts, Inc.	2,753	373,582
AutoZone, Inc. (c)	1,055	707,831
Best Buy Co., Inc.	9,216	687,329
CarMax, Inc. (c)	6,668	485,897
Foot Locker, Inc.	4,380	230,607
L Brands, Inc.	9,086	335,092
Lowe's Cos., Inc.	30,889	2,952,062
O'Reilly Automotive, Inc. (c)	3,078	842,048
Ross Stores, Inc.	14,228	1,205,823
The Gap, Inc.	8,088	261,970
The Home Depot, Inc.	43,348	8,457,195
The TJX Cos., Inc.	23,564	2,242,822
Tiffany & Co.	3,840	505,344
Tractor Supply Co.	4,530	346,500
Ulta Salon Cosmetics & Fragrance, Inc. (c)	2,118	494,468
		20,128,570
Textiles, Apparel & Luxury Goods (0.8%)
Hanesbrands, Inc.	13,458	296,345
Michael Kors Holdings, Ltd. (b) (c)	5,602	373,093
NIKE, Inc. – Class B	48,200	3,840,576
PVH Corp.	2,890	432,691

See accompanying notes to financial statements.

SFT Index 500 Fund (formerly SFT Advantus Index 500 Fund)
Investments in Securities

	Shares	Value(a)
Ralph Lauren Corp.	2,133	$268,161
Tapestry, Inc.	10,730	501,198
Under Armour, Inc. – Class A (c)	6,953	156,303
Under Armour, Inc. – Class C (c)	7,077	149,183
VF Corp.	12,303	1,002,941
		7,020,491
Consumer Staples (7.1%)
Beverages (1.8%)
Brown-Forman Corp. – Class B	9,755	478,093
Constellation Brands, Inc. – Class A	6,314	1,381,945
Molson Coors Brewing Co. – Class B	6,920	470,837
Monster Beverage Corp. (c)	15,401	882,477
PepsiCo, Inc.	53,279	5,800,485
The Coca-Cola Co.	143,913	6,312,024
		15,325,861
Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	16,456	3,438,975
CVS Health Corp.	38,137	2,454,116
Sysco Corp.	17,988	1,228,400
The Kroger Co.	30,544	868,977
Walgreens Boots Alliance, Inc.	32,005	1,920,780
Walmart, Inc.	54,364	4,656,277
		14,567,525
Food Products (1.1%)
Archer-Daniels-Midland Co.	20,959	960,551
Campbell Soup Co.	7,195	291,685
Conagra Brands, Inc.	14,787	528,339
General Mills, Inc.	22,279	986,068
Hormel Foods Corp.	10,112	376,267
Kellogg Co.	9,347	653,075
McCormick & Co., Inc.	4,573	530,880
Mondelez International, Inc. – Class A	55,429	2,272,589
The Hershey Co.	5,180	482,051
The JM Smucker Co.	4,272	459,155
The Kraft Heinz Co.	22,429	1,408,990
Tyson Foods, Inc. – Class A	11,129	766,232
		9,715,882
Household Products (1.4%)
Church & Dwight Co., Inc.	9,192	488,647
Clorox Co.	4,833	653,663
Colgate-Palmolive Co.	32,779	2,124,407
Kimberly-Clark Corp.	13,089	1,378,795
The Procter & Gamble Co.	94,493	7,376,124
		12,021,636
Personal Care (0.1%)
The Estee Lauder Cos., Inc. – Class A	8,434	1,203,447
Personal Products (0.0%)
Coty, Inc. – Class A	17,717	249,809
	Shares	Value(a)
Tobacco (1.0%)
Altria Group, Inc.	71,121	$4,038,962
Philip Morris International, Inc.	58,407	4,715,781
		8,754,743
Energy (6.1%)
Energy Equipment & Services (0.8%)
Baker Hughes a GE Co.	15,647	516,820
Halliburton Co.	32,825	1,479,095
Helmerich & Payne, Inc.	4,036	257,335
National Oilwell Varco, Inc.	14,266	619,144
Schlumberger, Ltd. (b)	52,050	3,488,912
TechnipFMC PLC (b)	16,309	517,648
		6,878,954
Oil, Gas & Consumable Fuels (5.3%)
Anadarko Petroleum Corp.	19,346	1,417,094
Andeavor	5,224	685,284
Apache Corp.	14,305	668,759
Cabot Oil & Gas Corp.	16,965	403,767
Chevron Corp.	71,809	9,078,812
Cimarex Energy Co.	3,540	360,160
Concho Resources, Inc. (c)	5,628	778,634
ConocoPhillips	43,968	3,061,052
Devon Energy Corp.	19,630	862,935
EOG Resources, Inc.	21,719	2,702,495
EQT Corp.	9,477	522,941
Exxon Mobil Corp.	159,098	13,162,177
Hess Corp.	9,839	658,131
HollyFrontier Corp.	6,634	453,965
Kinder Morgan, Inc.	71,293	1,259,747
Marathon Oil Corp.	32,061	668,792
Marathon Petroleum Corp.	17,356	1,217,697
Newfield Exploration Co. (c)	7,444	225,181
Noble Energy, Inc.	18,204	642,237
Occidental Petroleum Corp.	28,776	2,407,976
Phillips 66	15,721	1,765,625
Pioneer Natural Resources Co.	6,415	1,213,975
The Williams Cos., Inc.	31,097	843,040
Valero Energy Corp.	16,193	1,794,670
		46,855,146
Financial (13.7%)
Capital Markets (3.0%)
Affiliated Managers Group, Inc.	2,069	307,598
Ameriprise Financial, Inc.	5,414	757,310
BlackRock, Inc.	4,715	2,352,974
CBOE Global Markets, Inc.	4,242	441,465
CME Group, Inc.	12,764	2,092,275
E*Trade Financial Corp. (c)	9,917	606,524
Franklin Resources, Inc.	11,976	383,831
Intercontinental Exchange, Inc.	21,766	1,600,889
Invesco, Ltd. (b)	15,435	409,954
Moody's Corp.	6,240	1,064,294
Morgan Stanley	51,222	2,427,923
MSCI, Inc.	3,370	557,499
Nasdaq, Inc.	4,404	401,953
Northern Trust Corp.	7,958	818,799

See accompanying notes to financial statements.

SFT Index 500 Fund (formerly SFT Advantus Index 500 Fund)
Investments in Securities

	Shares	Value(a)
Raymond James Financial, Inc.	4,851	$433,437
S&P Global, Inc.	9,443	1,925,333
State Street Corp.	13,731	1,278,219
T Rowe Price Group, Inc.	9,099	1,056,303
The Bank of New York Mellon Corp.	37,950	2,046,643
The Charles Schwab Corp.	45,058	2,302,464
The Goldman Sachs Group, Inc.	13,200	2,911,524
		26,177,211
Commercial Banks (6.1%)
Bank of America Corp.	354,343	9,988,929
BB&T Corp.	29,293	1,477,539
Citigroup, Inc.	95,820	6,412,274
Citizens Financial Group, Inc.	18,214	708,525
Comerica, Inc.	6,471	588,343
Fifth Third Bancorp	25,759	739,283
Huntington Bancshares, Inc.	41,439	611,640
JPMorgan Chase & Co.	127,944	13,331,765
KeyCorp	39,870	779,060
M&T Bank Corp.	5,458	928,679
People's United Financial, Inc.	13,065	236,346
Regions Financial Corp.	42,202	750,351
SunTrust Banks, Inc.	17,467	1,153,171
SVB Financial Group (c)	1,993	575,499
The PNC Financial Services Group, Inc.	17,643	2,383,569
US Bancorp	58,634	2,932,873
Wells Fargo & Co.	164,800	9,136,512
Zions Bancorporation	7,357	387,640
		53,121,998
Consumer Finance (0.7%)
American Express Co.	26,834	2,629,732
Capital One Financial Corp.	18,291	1,680,943
Discover Financial Services	13,113	923,286
Synchrony Financial	26,660	889,911
		6,123,872
Diversified Financial Services (0.0%)
Jefferies Financial Group, Inc.	11,393	259,077
Insurance (3.9%)
Aflac, Inc.	29,091	1,251,495
American International Group, Inc.	33,681	1,785,767
Aon PLC (b)	9,177	1,258,809
Arthur J Gallagher & Co.	6,775	442,272
Assurant, Inc.	1,940	200,771
Berkshire Hathaway, Inc. – Class B (c)	72,327	13,499,835
Brighthouse Financial, Inc. (c)	4,506	180,555
Chubb, Ltd. (b)	17,506	2,223,612
Cincinnati Financial Corp.	5,564	372,009
Everest Re Group, Ltd. (b)	1,552	357,705
Hartford Financial Services Group, Inc.	13,360	683,097
Lincoln National Corp.	8,132	506,217
Loews Corp.	9,839	475,027
Marsh & McLennan Cos., Inc.	18,978	1,555,627
MetLife, Inc.	38,199	1,665,476
	Shares	Value(a)
Principal Financial Group, Inc.	9,994	$529,182
Prudential Financial, Inc.	15,761	1,473,811
The Allstate Corp.	13,208	1,205,494
The Progressive Corp.	21,846	1,292,191
The Travelers Cos., Inc.	10,180	1,245,421
Torchmark Corp.	3,894	317,010
Unum Group	8,288	306,573
Willis Towers Watson PLC (b)	4,951	750,572
XL Group, Ltd. (b)	9,705	542,995
		34,121,523
Health Care (13.6%)
Biotechnology (2.5%)
AbbVie, Inc.	56,948	5,276,232
Alexion Pharmaceuticals, Inc. (c)	8,337	1,035,039
Amgen, Inc.	25,027	4,619,734
Biogen, Inc. (c)	7,953	2,308,279
Celgene Corp. (c)	26,561	2,109,475
Gilead Sciences, Inc.	48,860	3,461,242
Incyte Corp. (c)	6,609	442,803
Regeneron Pharmaceuticals, Inc. (c)	2,885	995,296
Vertex Pharmaceuticals, Inc. (c)	9,600	1,631,616
		21,879,716
Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	65,880	4,018,021
ABIOMED, Inc. (c)	1,580	646,299
Align Technology, Inc. (c)	2,714	928,568
Baxter International, Inc.	18,512	1,366,926
Becton Dickinson and Co.	10,067	2,411,651
Boston Scientific Corp. (c)	51,850	1,695,495
Danaher Corp.	23,098	2,279,311
Dentsply Sirona, Inc.	8,467	370,601
Edwards Lifesciences Corp. (c)	7,927	1,153,933
Hologic, Inc. (c)	10,259	407,795
IDEXX Laboratories, Inc. (c)	3,283	715,497
Intuitive Surgical, Inc. (c)	4,309	2,061,770
Medtronic PLC (b)	50,888	4,356,522
ResMed, Inc.	5,360	555,189
Stryker Corp.	12,100	2,043,206
The Cooper Cos., Inc.	1,840	433,228
Varian Medical Systems, Inc. (c)	3,427	389,718
Zimmer Biomet Holdings, Inc.	7,629	850,176
		26,683,906
Health Care Providers & Services (2.8%)
Aetna, Inc.	12,305	2,257,968
AmerisourceBergen Corp.	6,099	520,062
Anthem, Inc.	9,589	2,282,470
Cardinal Health, Inc.	11,674	570,041
Centene Corp. (c)	7,710	949,949
Cigna Corp.	9,152	1,555,382
DaVita, Inc. (c)	5,245	364,213
Envision Healthcare Corp. (c)	4,544	199,981
Express Scripts Holding Co. (c)	21,108	1,629,749
HCA Healthcare, Inc.	10,448	1,071,965

See accompanying notes to financial statements.

SFT Index 500 Fund (formerly SFT Advantus Index 500 Fund)
Investments in Securities

	Shares	Value(a)
Henry Schein, Inc. (c)	5,691	$413,394
Humana, Inc.	5,189	1,544,402
Laboratory Corp. of America Holdings (c)	3,889	698,192
McKesson Corp.	7,593	1,012,906
Quest Diagnostics, Inc.	5,067	557,066
UnitedHealth Group, Inc.	36,112	8,859,718
Universal Health Services, Inc. – Class B	3,214	358,168
		24,845,626
Health Care Technology (0.1%)
Cerner Corp. (c)	11,748	702,413
Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	12,023	743,502
Illumina, Inc. (c)	5,582	1,558,997
IQVIA Holdings, Inc. (c)	6,088	607,704
Mettler-Toledo International, Inc. (c)	1,002	579,787
PerkinElmer, Inc.	4,091	299,584
Thermo Fisher Scientific, Inc.	15,154	3,139,000
Waters Corp. (c)	2,982	577,285
		7,505,859
Pharmaceuticals (4.3%)
Allergan PLC (b)	12,741	2,124,179
Bristol-Myers Squibb Co.	61,421	3,399,038
Eli Lilly & Co.	35,893	3,062,750
Johnson & Johnson	100,789	12,229,737
Merck & Co., Inc.	101,095	6,136,466
Mylan NV (b) (c)	19,298	697,430
Nektar Therapeutics (c)	5,964	291,222
Perrigo Co. PLC (b)	4,789	349,166
Pfizer, Inc.	219,814	7,974,852
Zoetis, Inc.	18,182	1,548,925
		37,813,765
Industrials (9.4%)
Aerospace & Defense (2.5%)
Arconic, Inc.	15,909	270,612
General Dynamics Corp.	10,376	1,934,190
Huntington Ingalls Industries, Inc.	1,700	368,543
L3 Technologies, Inc.	2,935	564,459
Lockheed Martin Corp.	9,405	2,778,519
Northrop Grumman Corp.	6,624	2,038,205
Raytheon Co.	10,794	2,085,185
Rockwell Collins, Inc.	6,151	828,417
The Boeing Co.	20,579	6,904,461
TransDigm Group, Inc.	1,894	653,695
United Technologies Corp.	27,942	3,493,588
		21,919,874
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	5,177	433,108
Expeditors International of Washington, Inc.	6,555	479,170
FedEx Corp.	9,238	2,097,580
United Parcel Service, Inc. – Class B	25,908	2,752,207
		5,762,065
	Shares	Value(a)
Airlines (0.4%)
Alaska Air Group, Inc.	4,600	$277,794
American Airlines Group, Inc.	15,657	594,340
Delta Air Lines, Inc.	24,251	1,201,394
Southwest Airlines Co.	20,044	1,019,839
United Continental Holdings, Inc. (c)	8,856	617,529
		3,710,896
Building Products (0.3%)
Allegion PLC (b)	3,491	270,064
AO Smith Corp.	5,360	317,044
Fortune Brands Home & Security, Inc.	5,483	294,382
Johnson Controls International PLC (b)	34,721	1,161,418
Masco Corp.	11,651	435,980
		2,478,888
Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,311	338,053
Cintas Corp.	3,274	605,919
Copart, Inc. (c)	3,710	209,838
Republic Services, Inc.	8,371	572,241
Stericycle, Inc. (c)	3,182	207,753
Waste Management, Inc.	14,874	1,209,851
		3,143,655
Construction & Engineering (0.1%)
Fluor Corp.	5,202	253,754
Jacobs Engineering Group, Inc.	4,492	285,197
Quanta Services, Inc. (c)	5,621	187,741
		726,692
Electrical Equipment (0.5%)
AMETEK, Inc.	8,621	622,091
Eaton Corp. PLC (b)	16,426	1,227,679
Emerson Electric Co.	23,677	1,637,028
Rockwell Automation, Inc.	4,719	784,440
		4,271,238
Industrial Conglomerates (1.7%)
3M Co.	22,310	4,388,823
General Electric Co.	326,375	4,441,964
Honeywell International, Inc.	28,068	4,043,196
Roper Technologies, Inc.	3,874	1,068,875
Textron, Inc.	9,621	634,120
		14,576,978
Machinery (1.5%)
Caterpillar, Inc.	22,450	3,045,792
Cummins, Inc.	5,768	767,144
Deere & Co.	12,202	1,705,840
Dover Corp.	5,802	424,706
Flowserve Corp.	4,829	195,092
Fortive Corp.	11,472	884,606
Illinois Tool Works, Inc.	11,457	1,587,253
Ingersoll-Rand PLC (b)	9,318	836,104
PACCAR, Inc.	13,167	815,827
Parker Hannifin Corp.	4,991	777,847
Pentair PLC (b)	6,100	256,688
Snap-On, Inc.	2,143	344,423
See accompanying notes to financial statements.

SFT Index 500 Fund (formerly SFT Advantus Index 500 Fund)
Investments in Securities

	Shares	Value(a)
Stanley Black & Decker, Inc.	5,835	$774,946
Xylem, Inc.	6,716	452,524
		12,868,792
Professional Services (0.3%)
Equifax, Inc.	4,536	567,499
IHS Markit, Ltd. (b) (c)	13,381	690,326
Nielsen Holdings PLC (b)	12,504	386,749
Robert Half International, Inc.	4,568	297,377
United Rentals, Inc. (c)	3,175	468,693
Verisk Analytics, Inc. (c)	5,846	629,263
		3,039,907
Road & Rail (1.0%)
CSX Corp.	32,893	2,097,915
JB Hunt Transport Services, Inc.	3,190	387,744
Kansas City Southern	3,786	401,165
Norfolk Southern Corp.	10,608	1,600,429
Union Pacific Corp.	29,145	4,129,264
		8,616,517
Trading Companies & Distributors (0.1%)
Fastenal Co.	10,772	518,456
WW Grainger, Inc.	1,974	608,782
		1,127,238
Information Technology (25.7%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	176,723	7,604,391
F5 Networks, Inc. (c)	2,260	389,737
Harris Corp.	4,505	651,153
Juniper Networks, Inc.	13,120	359,750
Motorola Solutions, Inc.	6,106	710,555
		9,715,586
Computers & Peripherals (4.1%)
Apple, Inc. (d)	184,700	34,189,817
NetApp, Inc.	9,979	783,651
Western Digital Corp.	11,161	863,973
		35,837,441
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. – Class A	11,327	987,148
Corning, Inc.	31,202	858,367
FLIR Systems, Inc.	5,129	266,554
IPG Photonics Corp. (c)	1,426	314,618
Seagate Technology PLC (b)	10,726	605,697
TE Connectivity, Ltd. (b)	13,092	1,179,066
		4,211,450
Internet Software & Services (5.3%)
Akamai Technologies, Inc. (c)	6,362	465,889
Alphabet, Inc. – Class A (c)	11,250	12,703,388
Alphabet, Inc. – Class C (c)	11,408	12,727,335
eBay, Inc. (c)	34,736	1,259,527
Facebook, Inc. – Class A (c)	90,134	17,514,839
Twitter, Inc. (c)	24,606	1,074,544
VeriSign, Inc. (c)	3,614	496,636
		46,242,158
	Shares	Value(a)
IT Services (4.5%)
Accenture PLC – Class A (b)	24,166	$3,953,316
Alliance Data Systems Corp.	1,816	423,491
Automatic Data Processing, Inc.	16,554	2,220,554
Broadridge Financial Solutions, Inc.	4,431	510,008
Cognizant Technology Solutions Corp. – Class A	22,016	1,739,044
DXC Technology Co.	10,698	862,366
Fidelity National Information Services, Inc.	12,380	1,312,651
Fiserv, Inc. (c)	15,385	1,139,875
FleetCor Technologies, Inc. (c)	3,360	707,784
Gartner, Inc. – Class A (c)	3,410	453,189
Global Payments, Inc.	6,005	669,497
International Business Machines Corp.	32,081	4,481,716
Mastercard, Inc. – Class A	34,454	6,770,900
Paychex, Inc.	11,967	817,944
PayPal Holdings, Inc. (c)	41,942	3,492,510
The Western Union Co.	17,231	350,306
Total System Services, Inc.	6,238	527,236
Visa, Inc. – Class A	67,120	8,890,044
		39,322,431
Office Electronics (0.0%)
Xerox Corp.	7,998	191,952
Semiconductors & Semiconductor Equipment (4.0%)
Advanced Micro Devices, Inc. (c)	30,945	463,866
Analog Devices, Inc.	13,910	1,334,247
Applied Materials, Inc.	37,880	1,749,677
Broadcom, Inc.	15,413	3,739,810
Intel Corp.	175,112	8,704,818
KLA-Tencor Corp.	5,839	598,673
Lam Research Corp.	6,162	1,065,102
Microchip Technology, Inc.	8,754	796,176
Micron Technology, Inc. (c)	43,517	2,282,032
NVIDIA Corp.	22,867	5,417,192
Qorvo, Inc. (c)	4,737	379,765
QUALCOMM, Inc.	55,685	3,125,042
Skyworks Solutions, Inc.	6,857	662,729
Texas Instruments, Inc.	36,785	4,055,546
Xilinx, Inc.	9,502	620,101
		34,994,776
Software (6.0%)
Activision Blizzard, Inc.	28,531	2,177,486
Adobe Systems, Inc. (c)	18,525	4,516,580
ANSYS, Inc. (c)	3,130	545,184
Autodesk, Inc. (c)	8,234	1,079,395
CA, Inc.	11,691	416,784
Cadence Design Systems, Inc. (c)	10,554	457,094
Citrix Systems, Inc. (c)	4,774	500,506
Electronic Arts, Inc. (c)	11,494	1,620,884
Intuit, Inc.	9,168	1,873,068
Microsoft Corp.	288,717	28,470,384
Oracle Corp.	111,985	4,934,059
Red Hat, Inc. (c)	6,644	892,754

See accompanying notes to financial statements.

SFT Index 500 Fund (formerly SFT Advantus Index 500 Fund)
Investments in Securities

	Shares	Value(a)
Salesforce.com, Inc. (c)	26,505	$3,615,282
Symantec Corp.	23,294	481,021
Synopsys, Inc. (c)	5,579	477,395
Take-Two Interactive Software, Inc. (c)	4,311	510,250
		52,568,126
Technology Hardware Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.	57,381	838,336
HP, Inc.	61,605	1,397,818
		2,236,154
Materials (2.5%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	8,190	1,275,429
Albemarle Corp.	4,150	391,470
CF Industries Holdings, Inc.	8,743	388,189
DowDuPont, Inc.	87,210	5,748,883
Eastman Chemical Co.	5,364	536,185
Ecolab, Inc.	9,751	1,368,358
FMC Corp.	5,003	446,318
International Flavors & Fragrances, Inc.	2,904	359,980
LyondellBasell Industries NV – Class A (b)	12,081	1,327,098
PPG Industries, Inc.	9,369	971,846
Praxair, Inc.	10,765	1,702,485
The Mosaic Co.	13,084	367,006
The Sherwin-Williams Co.	3,116	1,269,988
		16,153,235
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,422	540,905
Vulcan Materials Co.	4,992	644,268
		1,185,173
Containers & Packaging (0.3%)
Ball Corp.	13,070	464,639
International Paper Co.	15,480	806,198
Packaging Corp. of America	3,560	397,972
Sealed Air Corp.	6,056	257,077
WestRock Co.	9,554	544,769
		2,470,655
Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	50,600	873,356
Newmont Mining Corp.	20,025	755,143
Nucor Corp.	11,867	741,687
		2,370,186
Real Estate (2.8%)
Health Care REITs (0.2%)
HCP, Inc.	17,601	454,458
Ventas, Inc.	13,301	757,492
Welltower, Inc.	13,978	876,280
		2,088,230
Hotels & Resort REITs (0.1%)
Host Hotels & Resorts, Inc.	27,857	586,947
	Shares	Value(a)
Industrial REITs (0.2%)
Duke Realty Corp.	13,352	$387,608
ProLogis, Inc.	19,987	1,312,946
		1,700,554
Office REITs (0.2%)
Alexandria Real Estate Equities, Inc.	3,815	481,339
Boston Properties, Inc.	5,750	721,165
SL Green Realty Corp.	3,304	332,151
Vornado Realty Trust	6,499	480,406
		2,015,061
Real Estate Services (0.1%)
CBRE Group, Inc. – Class A (c)	11,305	539,701
Residential REITs (0.4%)
Apartment Investment & Management Co. – Class A	5,857	247,751
AvalonBay Communities, Inc.	5,225	898,125
Equity Residential	13,766	876,757
Essex Property Trust, Inc.	2,490	595,285
Mid-America Apartment Communities, Inc.	4,290	431,874
UDR, Inc.	9,956	373,748
		3,423,540
Retail REITs (0.5%)
Federal Realty Investment Trust	2,700	341,685
GGP, Inc.	23,702	484,232
Kimco Realty Corp.	15,885	269,886
Realty Income Corp.	10,633	571,949
Regency Centers Corp.	5,530	343,302
Simon Property Group, Inc.	11,592	1,972,843
The Macerich Co.	3,995	227,036
		4,210,933
Specialized REITs (1.1%)
American Tower Corp.	16,613	2,395,096
Crown Castle International Corp.	15,526	1,674,013
Digital Realty Trust, Inc.	7,697	858,831
Equinix, Inc.	3,049	1,310,735
Extra Space Storage, Inc.	4,720	471,103
Iron Mountain, Inc.	10,573	370,161
Public Storage	5,611	1,272,912
SBA Communications Corp. (c)	4,290	708,365
Weyerhaeuser Co.	28,383	1,034,844
		10,096,060
Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	272,984	8,765,516
CenturyLink, Inc.	36,892	687,667
Verizon Communications, Inc.	155,267	7,811,483
		17,264,666
Electric Utilities (0.1%)
Evergy, Inc.	10,100	567,115

See accompanying notes to financial statements.

SFT Index 500 Fund (formerly SFT Advantus Index 500 Fund)
Investments in Securities

	Shares	Value(a)
Utilities (3.0%)
Electric Utilities (1.8%)
Alliant Energy Corp.	8,691	$367,803
American Electric Power Co., Inc.	18,497	1,280,917
Duke Energy Corp.	26,326	2,081,860
Edison International	12,213	772,717
Entergy Corp.	6,701	541,374
Eversource Energy	11,887	696,697
Exelon Corp.	36,265	1,544,889
FirstEnergy Corp.	16,786	602,785
NextEra Energy, Inc.	17,665	2,950,585
PG&E Corp.	19,351	823,579
Pinnacle West Capital Corp.	4,150	334,324
PPL Corp.	26,268	749,951
The Southern Co.	37,990	1,759,317
Xcel Energy, Inc.	19,060	870,661
		15,377,459
Gas Utilities (0.1%)
ONEOK, Inc.	15,398	1,075,242
Independent Power Producers & Energy Traders (0.1%)
AES Corp.	24,819	332,823
NRG Energy, Inc.	11,208	344,085
		676,908
Multi-Utilities (0.9%)
Ameren Corp.	9,104	553,978
CenterPoint Energy, Inc.	16,173	448,154
	Shares	Value(a)
CMS Energy Corp.	10,549	$498,757
Consolidated Edison, Inc.	11,654	908,779
Dominion Energy, Inc.	24,451	1,667,069
DTE Energy Co.	6,820	706,757
NiSource, Inc.	12,608	331,338
Public Service Enterprise Group, Inc.	18,903	1,023,408
SCANA Corp.	5,351	206,121
Sempra Energy	9,926	1,152,508
WEC Energy Group, Inc.	11,828	764,680
		8,261,549
Water Utilities (0.1%)
American Water Works Co., Inc.	6,620	565,216
Total common stocks (cost: $329,120,129)		864,800,018
Short-Term Securities (1.3%)
Investment Companies (1.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.820%	11,007,328	11,007,328
Total short-term securities (cost: $11,007,328)		11,007,328
Total investments in securities (cost: $340,127,457) (e)		875,807,346
Cash and other assets in excess of liabilities (0.1%)		1,085,035
Total net assets (100.0%)		$876,892,381

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 3.7% of net assets in foreign securities at June 30, 2018.

(c)  Non-income producing security.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2018, securities with an aggregate market value of $6,478,850 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 500® E-Mini Index Future	September 2018	78	Long	$10,815,580	$10,614,240	$(201,340)
					$10,614,240	$(201,340)

(e)  At June 30, 2018 the cost of investments for federal income tax purposes was $342,664,424. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$540,864,132
Gross unrealized depreciation	(7,922,550)
Net unrealized appreciation	$532,941,582

See accompanying notes to financial statements.

SFT International Bond Fund (formerly SFT Advantus International Bond Fund)
Investments in Securities

June 30, 2018
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (44.3%)
Argentina (3.5%)
Government (3.5%)
Argentine Bonos del Tesoro (ARS) 15.500%, 10/17/26	59,411,000	$1,864,988
16.000%, 10/17/23	29,346,000	904,905
18.200%, 10/03/21	28,395,000	859,243
21.200%, 09/19/18	2,801,000	93,490
		3,722,626
Brazil (3.7%)
Government (3.7%)
Brazil Letras do Tesouro Nacional (BRL) 9.694%, 07/01/21 (c)	4,460,000	877,795
Brazil Notas do Tesouro Nacional Serie B (BRL) 19.321%, 05/15/19	80,000	66,327
19.321%, 08/15/22	134,000	110,585
19.321%, 05/15/23	186,000	152,992
19.321%, 08/15/24	110,000	90,623
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000%, 01/01/21	4,840,000	1,277,703
10.000%, 01/01/23	5,209,000	1,322,645
		3,898,670
Ghana (1.8%)
Government (1.8%)
Ghana Government Bond (GHS) 18.750%, 01/24/22	960,000	203,508
19.000%, 11/02/26	2,890,000	623,540
19.750%, 03/25/24	960,000	211,704
19.750%, 03/15/32	2,890,000	673,083
21.500%, 03/09/20	100,000	21,816
24.500%, 06/21/21	50,000	11,859
24.750%, 03/01/21	100,000	23,568
24.750%, 07/19/21	160,000	38,293
Republic of Ghana Government Bonds (GHS) 16.250%, 05/17/21	130,000	25,904
16.500%, 03/22/21	100,000	20,043
17.600%, 11/28/22	50,000	10,270
18.250%, 09/21/20	50,000	10,398
		1,873,986
Indonesia (9.3%)
Government (9.3%)
Indonesia Treasury Bond (IDR)
6.125%, 05/15/28	228,000,000	14,121
7.000%, 05/15/27	49,134,000,000	3,217,883
8.375%, 03/15/24	21,929,000,000	1,563,187
8.375%, 09/15/26	25,590,000,000	1,817,015
8.750%, 05/15/31	13,084,000,000	951,851
	Principal(b)	Value(a)
9.000%, 03/15/29	5,228,000,000	$387,996
9.500%, 07/15/23	18,680,000,000	1,389,594
10.000%, 09/15/24	1,959,000,000	149,010
10.000%, 02/15/28	76,000,000	5,940
10.250%, 07/15/22	2,658,000,000	200,509
10.500%, 08/15/30	1,070,000,000	87,175
11.500%, 09/15/19	466,000,000	33,934
		9,818,215
Mexico (8.7%)
Government (8.7%)
Mexican Bonos (MXN) 5.000%, 12/11/19	100,870,000	4,933,948
6.500%, 06/10/21	20,100,000	989,981
8.000%, 06/11/20	44,930,000	2,297,686
8.500%, 12/13/18	13,490,000	687,617
Mexican Udibonos (MXN) 2.500%, 12/10/20	1,659,586	81,900
4.000%, 06/13/19	2,074,483	105,734
		9,096,866
Philippines (0.8%)
Government (0.8%)
Philippine Government Bond (PHP) 3.375%, 08/20/20	1,600,000	28,997
3.875%, 11/22/19	41,660,000	772,322
5.000%, 08/18/18	3,500,000	65,650
		866,969
South Korea (15.7%)
Government (15.7%)
Korea Treasury Bond (KRW) 1.375%, 09/10/21	708,200,000	619,673
1.500%, 06/10/19	2,690,600,000	2,406,215
1.875%, 03/10/22	200,000,000	177,000
2.000%, 03/10/21	2,212,310,000	1,978,131
2.000%, 09/10/22	2,371,000,000	2,100,610
3.000%, 03/10/23	967,000,000	891,101
3.000%, 09/10/24	2,419,000,000	2,235,799
3.375%, 09/10/23	2,729,000,000	2,560,194
3.500%, 03/10/24	1,785,000,000	1,690,072
3.750%, 06/10/22	1,792,000,000	1,694,923
4.250%, 06/10/21	139,300,000	132,378
		16,486,096
Ukraine (0.8%)
Government (0.8%)
Ukraine Government International Bond (USD) 2.114%, 05/31/40 (d) (e)	1,361,000	860,152
Total long-term debt securities (cost: $50,630,674)		46,623,580

See accompanying notes to financial statements.

SFT International Bond Fund (formerly SFT Advantus International Bond Fund)
Investments in Securities – continued

	Principal(b)	Value(a)
Short-Term Securities (51.9%)
Argentina (0.5%)
Argentina Treasury Bills (ARS) (0.895%), 09/14/18 (c)	792,000	$28,756
3.101%, 10/12/18 (c)	317,000	11,183
25.140%, 09/19/18 (c)	1,674,000	53,046
25.150%, 09/19/18 (c)	1,110,000	35,174
25.480%, 09/19/18 (c)	3,802,000	120,478
Bonos de la Nacion Argentina con Ajuste por CER (ARS) 3.750%, 02/08/19 (c)	1,868,000	70,252
Letras Banco Central Argentina (ARS) 25.314%, 08/15/18 (c)	1,480,000	48,629
25.350%, 08/15/18 (c)	370,000	12,157
25.547%, 07/18/18 (c)	2,368,000	80,385
Letras Del Banco Central De La Republica Argentina (ARS) 25.128%, 10/17/18 (c)	2,202,000	67,914
40.768%, 10/17/18 (c)	646,000	19,986
45.073%, 11/21/18 (c)	150,000	4,490
		552,450
Mexico (10.8%)
Mexican Cetes (MXN) 7.310%, 08/16/18 (c)	13,725,900	691,101
7.335%, 08/16/18 (c)	1,882,000	94,759
7.341%, 10/11/18 (c)	204,800	10,186
7.371%, 08/16/18 (c)	2,711,200	136,509
7.371%, 10/11/18 (c)	9,688,700	481,868
7.432%, 12/06/18 (c)	410,000	20,144
7.665%, 07/05/18 (c)	2,177,700	110,649
7.756%, 12/06/18 (c)	1,851,000	90,943
Mexico Cetes (MXN) 7.695%, 09/13/18 (c)	27,284,200	1,365,324
7.695%, 09/27/18 (c)	21,221,100	1,058,661
7.716%, 09/27/18 (c)	2,874,500	143,401
7.746%, 10/25/18 (c)	20,696,700	1,027,324
7.787%, 09/13/18 (c)	17,112,400	856,319
7.797%, 09/27/18 (c)	19,280,000	961,825
7.827%, 08/16/18 (c)	1,930,400	97,196
7.837%, 08/09/18 (c)	5,912,400	298,147
7.868%, 08/30/18 (c)	1,773,700	89,033
7.873%, 09/27/18 (c)	1,773,700	88,485
7.918%, 11/08/18 (c)	363,000	17,944
7.943%, 01/31/19 (c)	3,037,700	147,454
7.949%, 11/22/18 (c)	270,800	13,345
8.010%, 12/06/18 (c)	9,113,200	447,747
8.020%, 03/28/19 (c)	6,074,200	291,346
8.030%, 11/08/18 (c)	3,847,900	190,211
8.030%, 03/28/19 (c)	10,632,100	509,964
8.040%, 03/28/19 (c)	3,037,700	145,702
8.060%, 05/23/19 (c)	2,278,300	107,989
8.081%, 01/31/19 (c)	399,200	19,378
8.091%, 05/23/19 (c)	9,113,300	431,960
8.101%, 01/31/19 (c)	2,278,000	110,577
8.111%, 01/31/19 (c)	3,532,600	171,478
8.111%, 03/28/19 (c)	1,518,700	72,844
8.121%, 05/23/19 (c)	19,110,600	905,821
8.131%, 05/23/19 (c)	2,126,200	100,779
		11,306,413
	Principal(b)	Value(a)
Philippines (0.4%)
Philippine Treasury Bill (PHP) 2.666%, 09/05/18 (c)	4,920,000	$91,556
2.667%, 09/12/18 (c)	2,970,000	55,226
2.672%, 08/29/18 (c)	5,400,000	100,564
2.962%, 12/05/18 (c)	2,770,000	51,056
2.985%, 12/12/18 (c)	3,040,000	55,992
2.989%, 11/28/18 (c)	4,180,000	77,100
		431,494
United States (33.7%)
Federal Home Loan Bank (USD) 1.653%, 07/02/18 (c)	17,435,000	17,435,000
U.S. Treasury Bill (USD) 1.843%, 07/19/18 (c)	18,000,000	17,985,231
		35,420,231
Investment Companies (6.5%)
United States (6.5%)
State Street Institutional U.S. Government Money Market Fund (USD), current rate 1.820%	6,849,158	6,849,158
Total short-term securities (cost: $55,099,083)		54,559,746
Total investments in securities (cost: $105,729,757) (f)		101,183,326
Cash and other assets in excess of liabilities (3.8%)		3,981,936
Total net assets (100.0%)		$105,165,262

See accompanying notes to financial statements.

SFT International Bond Fund (formerly SFT Advantus International Bond Fund)
Investments in Securities – continued

Foreign Forward Currency Contracts

On June 30, 2018, SFT International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)(a)	Counterparty
07/05/18	725,882	EUR	849,572	USD	$1,952	DBK
07/06/18	366,500	EUR	454,231	USD	26,236	JPM
07/09/18	480,695	EUR	579,526	USD	18,059	BOA
07/09/18	805,000	EUR	995,680	USD	55,416	BOA
07/09/18	228,417	EUR	281,877	USD	15,080	UBS
07/10/18	6,569,760,000	KRW	6,221,364	USD	324,972	HSB
07/10/18	1,578,954	EUR	1,944,127	USD	99,734	HSB
07/10/18	279,196	EUR	344,996	USD	18,865	JPM
07/11/18	57,903,900	JPY	544,217	USD	21,175	BCB
07/12/18	9,980,000	JPY	90,471	USD	316	CIT
07/12/18	717,825	EUR	892,906	USD	54,285	DBK
07/12/18	318,477	AUD	243,549	USD	8,243	JPM
07/13/18	119,438	EUR	148,810	USD	9,263	BOA
07/13/18	12,300,000	JPY	115,746	USD	4,626	CIT
07/13/18	78,270	EUR	97,478	USD	6,030	GSC
07/13/18	2,010,112	USD	132,044,244	INR	(84,830)	JPS
07/16/18	107,000	EUR	126,293	USD	1,251	GSC
07/16/18	602,000	EUR	747,013	USD	43,502	HSB
07/16/18	2,000,638	USD	132,032,118	INR	(76,217)	JPS
07/16/18	10,380	EUR	12,261	USD	132	JPM
07/16/18	317,259	EUR	374,789	USD	4,033	JPM
07/16/18	1,169,196	EUR	1,383,228	USD	16,880	JPM
07/16/18	760,000	AUD	578,542	USD	17,009	JPM
07/17/18	33,230,000	JPY	301,384	USD	1,100	BCB
07/17/18	35,690,000	JPY	323,866	USD	1,351	HSB
07/18/18	168,000	EUR	209,530	USD	13,172	GSC
07/18/18	110,000	AUD	83,211	USD	1,936	JPM
07/19/18	486,001	USD	31,697,000	INR	(24,169)	DBK
07/19/18	577,412	USD	37,658,833	INR	(28,715)	DBK
07/19/18	365,500	EUR	426,732	USD	(493)	MSC
07/20/18	882,534	USD	58,640,000	INR	(28,238)	JPS
07/23/18	110,840,000	JPY	1,009,086	USD	7,075	JPM
07/23/18	642,000	EUR	744,669	USD	(5,971)	JPM
07/23/18	50,750	EUR	58,906	USD	(432)	MSC
07/23/18	182,750	EUR	216,536	USD	2,861	MSC
07/23/18	317,000	EUR	369,800	USD	(843)	SCB
07/24/18	201,071	USD	13,424,000	INR	(5,596)	JPS
07/25/18	75,690	USD	5,058,000	INR	(2,046)	DBK
07/26/18	14,825,000	JPY	136,791	USD	2,744	MSC
07/27/18	489,817	USD	32,918,166	INR	(10,646)	DBK
07/30/18	1,416,728	EUR	1,657,089	USD	(224)	BOA
07/30/18	50,203,538	JPY	467,147	USD	13,087	DBK
07/30/18	17,600,000	JPY	163,601	USD	4,420	JPM
07/30/18	262,000	EUR	308,158	USD	1,665	MSC
07/31/18	690,867	EUR	847,797	USD	39,549	BCB
07/31/18	60,350,000	JPY	560,626	USD	14,762	BCB
07/31/18	52,800,000	JPY	486,134	USD	8,559	GSC
07/31/18	77,000	EUR	93,989	USD	3,906	GSC
07/31/18	14,825,000	JPY	134,636	USD	544	MSC
07/31/18	262,000	EUR	304,473	USD	(2,042)	MSC
07/31/18	633,107	EUR	772,615	USD	31,941	SCB
08/02/18	297,007	USD	20,094,000	INR	(4,717)	HSB
08/02/18	535,000	EUR	651,242	USD	25,252	JPM
08/03/18	37,500	EUR	45,596	USD	1,715	GSC
08/06/18	76,884	EUR	92,620	USD	2,633	CIT
08/06/18	371,263	USD	24,082,000	INR	(21,126)	JPS
08/08/18	168,116	USD	10,920,000	INR	(9,383)	HSB
08/09/18	14,673,000	JPY	135,642	USD	2,844	CIT
08/09/18	13,826,020	JPY	127,369	USD	2,237	CIT
08/09/18	111,700	AUD	83,810	USD	1,271	CIT
08/09/18	3,116,000	EUR	3,737,112	USD	89,259	DBK
08/09/18	358,966	EUR	430,644	USD	10,408	JPM

See accompanying notes to financial statements.

SFT International Bond Fund (formerly SFT Advantus International Bond Fund)
Investments in Securities – continued

Settlement Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)(a)	Counterparty
08/10/18	335,000	EUR	400,223	USD	$8,014	BCB
08/10/18	239,311	EUR	285,864	USD	5,686	JPM
08/13/18	61,530,000	JPY	568,895	USD	11,868	CIT
08/13/18	11,479,666	JPY	105,255	USD	1,331	CIT
08/13/18	318,262	AUD	243,434	USD	8,258	JPM
08/14/18	11,479,667	JPY	102,795	USD	(1,137)	CIT
08/14/18	3,074,985	EUR	3,694,594	USD	93,413	CIT
08/14/18	158,000	EUR	190,001	USD	4,964	HSB
08/15/18	115,000	EUR	138,279	USD	3,590	DBK
08/15/18	22,910,000	JPY	210,938	USD	3,507	HSB
08/15/18	8,030,000	JPY	75,469	USD	2,764	JPM
08/15/18	760,000	AUD	575,077	USD	13,481	JPM
08/16/18	294,825	EUR	355,305	USD	9,978	BOA
08/16/18	7,332,500	JPY	67,374	USD	980	CIT
08/16/18	376,802	USD	25,664,000	INR	(4,091)	HSB
08/16/18	100,310,000	JPY	945,661	USD	37,375	JPM
08/16/18	100,685,000	JPY	925,057	USD	13,375	JPM
08/16/18	13,769,800	JPY	126,504	USD	1,821	SCB
08/16/18	160,000	EUR	192,885	USD	5,477	SCB
08/17/18	2,133,000,000	KRW	1,993,272	USD	75,769	HSB
08/20/18	48,327,275	JPY	441,345	USD	3,633	BOA
08/20/18	935,351	EUR	1,109,310	USD	13,410	JPM
08/20/18	115,000	AUD	87,006	USD	2,026	JPM
08/21/18	97,530,600	JPY	886,106	USD	2,687	CIT
08/21/18	97,305,000	JPY	884,269	USD	2,893	DBK
08/21/18	317,259	EUR	377,030	USD	5,287	JPM
08/21/18	20,675	EUR	24,587	USD	361	UBS
08/22/18	74,602,500	JPY	676,974	USD	1,188	BOA
08/22/18	23,068,000	JPY	209,156	USD	195	CIT
08/22/18	403,000	AUD	302,129	USD	4,330	CIT
08/22/18	33,313	EUR	39,467	USD	430	UBS
08/23/18	1,464,000,000	KRW	1,367,905	USD	51,425	CIT
08/23/18	77,666,000	JPY	702,872	USD	(712)	CIT
08/23/18	2,343,132	USD	161,582,400	INR	1,604	JPS
08/24/18	64,764,000	JPY	587,519	USD	775	BOA
08/24/18	815,540	EUR	967,031	USD	11,221	DBK
08/24/18	142,170,490	JPY	1,291,015	USD	2,990	JPM
08/24/18	52,556,000	JPY	476,926	USD	783	SCB
08/27/18	22,797,000	JPY	215,738	USD	9,161	DBK
08/27/18	60,993,500	JPY	558,528	USD	5,831	JPM
08/29/18	54,600,000	JPY	503,481	USD	8,652	BCB
08/29/18	38,472,000	JPY	354,806	USD	6,142	DBK
08/29/18	130,792	EUR	154,461	USD	1,116	DBK
08/29/18	130,500	EUR	154,122	USD	1,119	GSC
08/29/18	77,440,000	JPY	707,683	USD	5,859	HSB
08/29/18	645,663	EUR	762,083	USD	5,085	SCB
08/31/18	690,867	EUR	814,780	USD	4,664	BCB
08/31/18	616,157	EUR	727,601	USD	5,090	UBS
09/04/18	37,500	EUR	44,181	USD	195	GSC
09/04/18	73,808,000	JPY	681,200	USD	12,019	HSB
09/05/18	1,449,000,000	KRW	1,349,476	USD	45,645	HSB
09/05/18	44,000,000	JPY	404,298	USD	5,341	JPM
09/05/18	7,425,972	USD	27,884,523	BRL	(228,108)	JPM
09/06/18	20,800,000	JPY	190,773	USD	2,161	HSB
09/06/18	3,236,680	EUR	3,811,618	USD	14,519	SCB
09/06/18	158,417	EUR	186,890	USD	1,045	UBS
09/07/18	743,085	EUR	872,293	USD	476	BOA
09/07/18	725,882	EUR	853,492	USD	1,859	DBK
09/07/18	51,000	EUR	60,007	USD	171	GSC
09/10/18	46,300,000	JPY	423,411	USD	3,438	CIT
09/11/18	91,710,000	JPY	839,182	USD	7,244	CIT
09/11/18	34,700,000	JPY	313,033	USD	(1,745)	HSB
09/11/18	34,700,000	JPY	318,166	USD	3,389	HSB
09/11/18	279,196	EUR	332,456	USD	4,789	JPM
09/12/18	22,100,000	JPY	203,349	USD	2,856	DBK
09/12/18	717,825	EUR	850,271	USD	7,757	DBK
09/12/18	66,670,000	JPY	613,083	USD	8,246	HSB
09/12/18	61,770,000	JPY	567,898	USD	7,515	JPM

See accompanying notes to financial statements.

SFT International Bond Fund (formerly SFT Advantus International Bond Fund)
Investments in Securities – continued

Settlement Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)(a)	Counterparty
09/12/18	318,262	AUD	243,485	USD	$8,290	JPM
09/13/18	17,886,000	JPY	164,482	USD	2,206	CIT
09/13/18	55,874	EUR	66,424	USD	840	CIT
09/13/18	1,971,000	AUD	1,500,966	USD	44,400	CIT
09/14/18	241,142	USD	16,470,000	INR	(2,761)	DBK
09/14/18	13,582,000	JPY	123,953	USD	717	JPM
09/14/18	760,000	AUD	578,751	USD	17,110	JPM
09/14/18	14,666,000	JPY	133,897	USD	825	SCB
09/17/18	105,620	EUR	125,330	USD	1,313	JPM
09/18/18	48,327,275	JPY	439,687	USD	1,055	BOA
09/18/18	923,224	EUR	1,092,063	USD	7,956	BOA
09/18/18	19,620,000	JPY	178,876	USD	799	GSC
09/18/18	78,270	EUR	91,692	USD	(217)	GSC
09/18/18	21,480,270	JPY	204,867	USD	9,906	GSC
09/18/18	26,000,000	JPY	236,993	USD	1,009	JPM
09/18/18	145,000	AUD	109,717	USD	2,561	JPM
09/18/18	18,200,000	JPY	166,113	USD	925	MSC
09/19/18	22,560,000	JPY	205,235	USD	458	BCB
09/19/18	15,430,000	JPY	147,574	USD	7,516	DBK
09/19/18	154,900,000	JPY	1,409,444	USD	3,419	JPM
09/20/18	35,200,000	JPY	320,729	USD	1,195	CIT
09/20/18	246,460	EUR	287,984	USD	(1,471)	GSC
09/20/18	4,111,000	AUD	3,058,222	USD	20,140	JPM
09/20/18	20,675	EUR	24,159	USD	(123)	UBS
09/21/18	74,400,375	JPY	680,139	USD	4,704	BOA
09/21/18	74,662,400	JPY	683,071	USD	5,257	HSB
09/24/18	1,514,253	EUR	1,765,028	USD	(13,948)	HSB
09/25/18	75,119,000	JPY	686,218	USD	4,049	DBK
09/25/18	96,755,000	JPY	884,092	USD	5,442	HSB
09/25/18	29,220,000	JPY	266,944	USD	1,592	JPM
09/25/18	317,259	EUR	370,082	USD	(2,670)	JPM
09/28/18	1,416,728	EUR	1,664,556	USD	(374)	BOA
09/28/18	130,740	EUR	152,845	USD	(801)	DBK
09/28/18	130,500	EUR	152,428	USD	(935)	GSC
09/28/18	9,763,000	JPY	89,542	USD	862	JPM
09/28/18	60,993,500	JPY	559,512	USD	5,491	JPM
10/05/18	29,920,000	JPY	286,020	USD	14,099	SCB
10/09/18	111,700	AUD	86,007	USD	3,452	CIT
10/09/18	58,343	USD	3,868,000	INR	(2,527)	JPS
10/15/18	760,000	AUD	575,305	USD	13,580	JPM
10/16/18	763,000,000	KRW	716,432	USD	28,355	CIT
10/26/18	42,092,130	JPY	385,798	USD	2,599	BCB
10/30/18	536,000,000	KRW	501,638	USD	17,908	HSB
11/15/18	1,020,000,000	KRW	953,940	USD	32,620	CIT
11/19/18	610,000,000	KRW	571,375	USD	20,272	DBK
11/21/18	1,071,500,000	KRW	1,004,312	USD	36,163	CIT
11/30/18	1,494,000,000	KRW	1,394,906	USD	44,358	DBK
12/11/18	607,000,000	KRW	571,536	USD	22,496	DBK
12/18/18	104,863,100	JPY	960,703	USD	1,901	CIT
12/18/18	46,870,000	JPY	430,545	USD	1,995	DBK
12/18/18	46,950,000	JPY	430,862	USD	1,581	HSB
12/19/18	63,794	USD	4,419,000	INR	(557)	CIT
12/20/18	508,500,000	KRW	473,045	USD	12,877	CIT
01/11/19	62,600,000	JPY	569,132	USD	(4,367)	BCB
01/11/19	10,873,000	JPY	98,819	USD	(793)	GSC
01/16/19	21,600,000	JPY	198,529	USD	564	JPM
01/22/19	45,710,000	JPY	422,458	USD	3,320	SCB
01/24/19	27,530,000	JPY	254,733	USD	2,254	BCB
01/24/19	10,020,000	JPY	92,394	USD	500	DBK
01/25/19	32,786,000	JPY	304,397	USD	3,692	CIT
01/25/19	51,000,000	JPY	473,103	USD	5,343	JPM
01/31/19	64,982,551	JPY	610,337	USD	14,042	HSB
02/14/19	11,479,667	JPY	108,358	USD	2,897	CIT
02/15/19	15,430,000	JPY	147,229	USD	5,466	BCB
					$1,498,969

See accompanying notes to financial statements.

SFT International Bond Fund (formerly SFT Advantus International Bond Fund)
Investments in Securities – continued

At June 30, 2018, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Counter-party	Payment Frequency (Pay/Rec)	Maturity Date	Notional Amount	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)(a)
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.816%	CIT	Quarterly/ Semi-Annually	02/03/25	$440,000	26,975	$–	$26,975
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.914%	CIT	Quarterly/ Semi-Annually	01/22/25	704,000	38,618	–	38,618
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.936%	CIT	Quarterly/ Semi-Annually	01/29/25	320,000	17,102	–	17,102
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.941%	CIT	Quarterly/ Semi-Annually	01/30/25	270,000	14,379	–	14,379
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.969%	CIT	Quarterly/ Semi-Annually	01/23/25	880,000	45,146	–	45,146
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.973%	CIT	Quarterly/ Semi-Annually	01/27/25	1,300,000	66,512	–	66,512
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.977%	CIT	Quarterly/ Semi-Annually	03/27/25	750,000	38,540	–	38,540
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.985%	CIT	Quarterly/ Semi-Annually	03/27/25	750,000	38,218	–	38,218
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.378%	CIT	Quarterly/ Semi-Annually	11/18/46	3,200,000	359,770	–	359,770
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.537%	GSC	Quarterly/ Semi-Annually	04/13/47	1,700,000	136,693	–	136,693
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.695%	CIT	Quarterly/ Semi-Annually	05/09/24	1,704,000	19,023	–	19,023
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.793%	CIT	Quarterly/ Semi-Annually	03/13/47	2,000,000	42,727	–	42,727
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.979%	CIT	Quarterly/ Semi-Annually	02/20/48	1,514,000	(27,692)	–	(27,692)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.002%	HSB	Quarterly/ Semi-Annually	02/22/48	1,514,000	(34,649)	–	(34,649)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.019%	HSB	Quarterly/ Semi-Annually	02/23/48	1,514,000	(40,060)	–	(40,060)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.387%	CIT	Quarterly/ Semi-Annually	05/09/44	2,028,000	(153,615)	–	(153,615)
Net unrealized appreciation (depreciation)					$587,687	$–	$587,687

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  Rate represents annualized yield at date of purchase.

(d)  Variable rate security.

(e)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(f)  At June 30, 2018 the cost of investments for federal income tax purposes was $107,228,726. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$2,482,877
Gross unrealized depreciation	(6,441,621)
Net unrealized depreciation	$(3,598,744)
See accompanying notes to financial statements.

SFT International Bond Fund (formerly SFT Advantus International Bond Fund)
Investments in Securities – continued

Currency Legend

ARS  Argentine Peso

AUD  Australian Dollar

BRL  Brazilian Real

EUR  Euro

GHS  Ghanaian Cedi

IDR  Indonesian Rupiah

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

PHP  Philippine Peso

USD  United States Dollar

Counterparty Legend

BCB  Barclays Bank PLC

BOA  Bank of America Merrill Lynch

CIT  Citibank NA

DBK  Deutsche Bank AG

GSC  Goldman Sachs

HSB  HSBC Bank PLC

JPM  JPMorgan Chase Bank NA

JPS  JPMorgan Chase (Singapore)

MSC  Morgan Stanley and Co., Inc.

SCB  Standard Chartered Bank

UBS  UBS AG

See accompanying notes to financial statements.

SFT Managed Volatility Equity Fund
(formerly SFT Advantus Managed Volatility Equity Fund)
Investments in Securities

June 30, 2018
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (89.8%)
Investment Companies (89.8%)
iShares Core High Dividend ETF	598,057	$50,828,865
iShares Edge MSCI Minimum Volatility EAFE ETF	1,000,363	71,165,824
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	294,855	17,054,413
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,722,732	91,580,433
iShares MSCI Germany ETF	378,732	11,354,385
iShares Short Maturity Bond ETF	282,595	14,177,791
Total mutual funds (cost: $234,970,614)		256,161,711
Purchased Option (0.1%)
Put Option Purchased (0.1%)
S&P 500 Index, $2,650.00, 07/20/18 (cost: $143,492)		223,510
	Shares	Value(a)
Short-Term Securities (8.4%)
Investment Companies (8.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.820%	23,938,550	$23,938,550
Total short-term securities (cost: $23,938,550)		23,938,550
Total investments in securities (cost: $259,052,656) (c)		280,323,771
Cash and other assets in excess of liabilities (1.7%)		4,943,343
Total net assets (100.0%)		$285,267,114

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2018, securities with an aggregate market value of $2,126,400 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 500® E-Mini Index Future	September 2018	209	Long	$28,795,982	$28,440,720	$(355,262)
					$28,440,720	$(355,262)

(c)  At June 30, 2018 the cost of investments for federal income tax purposes was $258,688,001. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$21,251,948
Gross unrealized depreciation	–
Net unrealized appreciation	$21,251,948

Purchased Options	Contracts	Expiration Date	Notional Amount	Exercise Price	Value(a)
Put—S&P 500 Index	155	July 2018	$15,500	$143,492	$223,510
Written Options	Contracts	Expiration Date	Notional Amount	Exercise Price	Value(a)
Put—S&P 500 Index	238	July 2018	$23,800	$44,384	$(28,560)

See accompanying notes to financial statements.

SFT Mortgage Securities Fund
(formerly SFT Advantus Mortgage Securities Fund)
Investments in Securities

June 30, 2018
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (97.8%)
Government Obligations (72.2%)
Other Government Obligations (0.7%)
Provincial or Local Government Obligations (0.7%)
Ohio State Water Development Authority, 4.817%, 12/01/30	$250,000	$279,125
Texas A&M University, 4.000%, 05/15/31	325,000	333,983
		613,108
U.S. Government Agencies and Obligations (71.5%)
Export-Import Bank of the United States (0.7%)
DY7 Leasing LLC, 2.578%, 12/10/25	156,250	153,455
Export Leasing 2009 LLC, 1.859%, 08/28/21	85,587	84,250
Helios Leasing I LLC 1.825%, 05/16/25	91,522	87,696
2.018%, 05/29/24	137,771	133,637
Union 16 Leasing LLC, 1.863%, 01/22/25	147,037	141,427
		600,465
Federal Home Loan Mortgage Corporation (FHLMC) (12.8%)
2.500%, 03/01/28	140,649	137,564
2.500%, 04/01/28	212,617	207,956
2.651%, 01/25/23 (1-Month USD LIBOR + 0.650%) (b)	219,031	219,581
3.000%, 08/01/42	108,217	105,775
3.000%, 12/01/42	228,264	223,101
3.000%, 01/01/43	307,231	300,047
3.000%, 02/01/43	731,937	715,332
3.000%, 04/01/43	300,473	293,380
3.000%, 10/25/46	351,135	337,227
3.041%, 10/25/29 (1-Month USD LIBOR + 0.950%) (b)	450,000	428,717
3.500%, 10/01/25	93,292	94,531
3.500%, 05/01/32	264,622	268,444
3.500%, 03/01/42	1,011,726	1,014,783
3.500%, 08/01/42	257,214	257,988
3.500%, 12/01/44	1,163,923	1,163,535
3.500%, 05/25/45	562,293	555,836
3.500%, 11/01/46	383,725	382,447
4.000%, 09/01/40	360,411	370,816
4.000%, 03/01/41	373,744	385,327
4.000%, 01/01/45	826,464	845,822
4.500%, 04/01/23	32,546	33,888
4.500%, 09/01/40	229,542	241,417
4.500%, 01/01/41	239,893	252,303
4.500%, 03/01/41	255,938	269,178
5.000%, 03/01/23	25,392	26,808
5.000%, 05/01/29	34,583	36,512
5.000%, 08/01/35	38,285	40,857
5.000%, 11/01/35	40,610	43,197
	Principal	Value(a)
5.000%, 11/01/39	$418,484	$449,495
5.500%, 06/01/20	11,346	11,482
5.500%, 10/01/20	41,753	42,154
5.500%, 11/01/23	80,024	85,556
5.500%, 05/01/34	151,235	167,598
6.000%, 09/01/22	43,271	44,888
6.000%, 11/01/33	137,393	153,009
6.250%, 12/15/23	50,101	52,605
6.500%, 11/01/32	38,309	42,893
6.641%, 10/25/24 (1-Month USD LIBOR + 4.550%) (b)	201,311	223,283
6.891%, 05/25/28 (1-Month USD LIBOR + 4.800%) (b)	200,000	234,109
		10,759,441
Federal National Mortgage Association (FNMA) (41.4%)
2.500%, 03/01/27	351,937	345,074
2.500%, 11/01/27	166,529	161,986
2.500%, 03/01/28	377,560	369,945
3.000%, 09/01/22	102,205	102,679
3.000%, 11/01/27	167,420	167,445
3.000%, 06/01/28	219,488	219,453
3.000%, 07/17/33 (c)	1,700,000	1,690,020
3.000%, 03/01/42	123,749	121,010
3.000%, 09/01/42	163,146	159,575
3.000%, 03/01/43	120,273	117,532
3.000%, 04/01/43	482,367	471,709
3.000%, 05/01/43	667,119	651,680
3.000%, 09/01/43	186,214	181,943
3.000%, 01/01/46	501,846	486,884
3.000%, 07/01/48 (c)	1,875,000	1,816,333
3.500%, 11/01/25	54,082	54,852
3.500%, 01/01/26	127,658	129,476
3.500%, 12/01/32	226,881	230,279
3.500%, 11/01/40	213,622	214,353
3.500%, 01/01/41	386,256	387,630
3.500%, 02/01/41	768,938	771,673
3.500%, 11/01/41	357,684	358,948
3.500%, 12/01/41	673,549	675,940
3.500%, 01/01/42	1,588,584	1,594,212
3.500%, 05/01/42	489,787	491,517
3.500%, 08/01/42	460,807	462,279
3.500%, 01/01/43	281,396	282,388
3.500%, 02/01/43	573,197	576,654
3.500%, 03/01/43	258,610	259,522
3.500%, 05/01/43	952,837	955,191
3.500%, 06/01/45	1,553,703	1,552,010
3.500%, 10/01/45	204,515	204,165
3.500%, 01/01/46	391,309	390,640
3.500%, 01/01/47	926,301	924,574
3.500%, 11/01/47	982,923	979,971
3.500%, 07/12/48 (c)	2,575,000	2,562,887
4.000%, 06/25/23	108,650	109,603
4.000%, 12/01/40	147,450	151,404
4.000%, 04/01/41	133,427	137,319
4.000%, 11/01/41	300,006	308,130
4.000%, 06/01/42	787,829	809,141
4.000%, 09/01/43	478,494	489,656
4.000%, 10/01/43	1,176,274	1,215,233

See accompanying notes to financial statements.

SFT Mortgage Securities Fund

(formerly SFT Advantus Mortgage Securities Fund)
Investments in Securities – continued

	Principal	Value(a)
4.000%, 01/01/44	$268,116	$277,015
4.000%, 08/01/44	239,350	245,168
4.000%, 07/12/48 (c)	2,370,000	2,416,219
4.500%, 04/01/21	2,498	2,529
4.500%, 11/01/23	28,051	29,230
4.500%, 04/01/25	58,753	60,720
4.500%, 05/25/34	537,000	573,994
4.500%, 05/01/35	193,919	202,999
4.500%, 07/01/35	169,281	177,080
4.500%, 09/01/37	205,992	215,715
5.000%, 10/01/20	30,911	31,631
5.000%, 06/25/23	101,331	104,628
5.000%, 11/01/33	175,586	188,035
5.000%, 03/01/34	224,575	239,498
5.000%, 05/01/34	41,094	44,009
5.000%, 12/01/34	34,770	37,238
5.000%, 07/01/35	226,123	242,146
5.000%, 03/01/38	102,713	110,062
5.000%, 06/01/39	153,662	165,948
5.000%, 12/01/39	248,224	268,518
5.000%, 06/01/40	81,546	87,441
5.000%, 04/01/41	150,470	161,809
5.500%, 08/01/23	44,828	48,044
5.500%, 02/01/24	66,219	70,969
5.500%, 04/01/33	294,762	321,944
5.500%, 05/01/33	16,243	17,619
5.500%, 01/01/34	41,754	45,429
5.500%, 02/01/34	24,959	27,139
5.500%, 04/01/34	63,510	68,876
5.500%, 05/01/34	7,361	7,896
5.500%, 09/01/34	161,260	174,654
5.500%, 10/01/34	66,696	72,745
5.500%, 01/01/35	106,707	116,275
5.500%, 02/01/35	200,562	218,622
5.500%, 06/01/35	11,514	12,487
5.500%, 08/01/35	52,806	57,447
5.500%, 10/01/35	36,724	40,581
5.500%, 11/01/35	8,074	8,749
5.500%, 09/01/36	153,047	166,474
5.741%, 09/25/29 (1-Month USD LIBOR + 3.650%) (b)	250,000	272,571
6.000%, 09/01/32	16,797	18,782
6.000%, 10/01/32	251,459	281,082
6.000%, 11/01/32	207,148	231,458
6.000%, 03/01/33	221,897	247,420
6.000%, 04/01/33	35,411	38,721
6.000%, 12/01/33	59,836	66,381
6.000%, 08/01/34	49,002	53,719
6.000%, 09/01/34	31,238	34,398
6.000%, 11/01/34	17,112	18,709
6.000%, 12/01/34	129,615	142,842
6.000%, 11/01/36	13,809	15,202
6.000%, 01/01/37	152,028	167,493
6.000%, 08/01/37	40,771	44,887
6.000%, 12/01/37	23,158	25,309
6.491%, 01/25/24 (1-Month USD LIBOR + 4.400%) (b)	100,000	113,875
6.500%, 11/01/23	36,973	38,460
6.500%, 02/01/32	212,758	235,962
6.500%, 04/01/32	67,156	74,487
6.500%, 05/01/32	19,408	21,394
6.500%, 07/01/32	242,906	269,849
6.500%, 09/01/34	10,827	11,935
6.500%, 11/01/34	7,996	8,815
	Principal	Value(a)
6.500%, 03/01/35	$97,685	$108,740
6.500%, 02/01/36	15,114	16,660
6.500%, 09/01/37	100,900	113,080
7.000%, 09/01/31	86,152	92,791
7.000%, 11/01/31	19,611	21,888
7.000%, 02/01/32	78,295	88,055
7.000%, 07/01/32	16,020	17,845
7.000%, 10/01/37	16,023	16,678
7.500%, 07/25/22	47,815	49,778
7.500%, 04/01/31	29,355	32,135
		34,691,898
Government National Mortgage Association (GNMA) (16.1%)
0.013%, 06/17/45 (b) (d)	224,956	88
0.643%, 07/16/40 (b) (d)	211,580	117
1.000%, 12/20/42	141,043	128,620
3.000%, 09/20/42	441,766	436,459
3.000%, 09/20/44	162,858	160,908
3.000%, 03/15/45	489,799	479,659
3.000%, 04/15/45	1,273,808	1,247,435
3.000%, 05/15/45	125,254	122,686
3.250%, 04/20/33	180,447	180,088
3.250%, 03/20/35	1,137,275	1,135,016
3.250%, 11/20/35	288,261	287,262
3.250%, 01/20/36	1,110,653	1,106,801
3.500%, 11/15/40	93,803	94,368
3.500%, 10/20/43	321,094	324,918
3.500%, 02/20/45	515,227	518,505
3.500%, 03/20/45	774,392	779,319
3.500%, 04/20/45	979,180	985,410
3.500%, 04/20/46	225,783	226,750
3.500%, 07/19/48 (c)	600,000	602,309
3.750%, 03/20/46	246,289	250,010
4.000%, 07/20/31	416,994	431,061
4.000%, 04/20/39	275,690	284,936
4.000%, 12/20/40	839,995	868,333
4.000%, 01/15/41	57,998	59,745
4.000%, 02/15/41	416,712	431,197
4.000%, 10/15/41	298,841	307,852
4.000%, 12/20/44	161,904	167,221
4.500%, 06/15/40	287,704	304,441
5.000%, 05/15/33	87,633	93,356
5.000%, 12/15/39	79,113	84,738
5.000%, 01/15/40	701,772	738,425
5.000%, 07/15/40	370,688	390,101
5.500%, 07/15/38	112,658	124,363
5.500%, 10/15/38	133,662	149,508
		13,502,005
U.S. Treasury (0.4%)
U.S. Treasury Note
2.250%, 02/15/27 (e)	150,000	143,139
2.750%, 02/15/28	200,000	198,289
		341,428
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	40,273	42,394
Total government obligations (cost: $61,404,063)		60,550,739

See accompanying notes to financial statements.

SFT Mortgage Securities Fund

(formerly SFT Advantus Mortgage Securities Fund)
Investments in Securities – continued

	Principal	Value(a)
Asset-Backed Securities (10.7%)
Bank of The West Auto Trust, 3.210%, 04/15/25 (f)	$150,000	$146,494
Bear Stearns Asset Backed Securities Trust, 3.066%, 02/25/34 (1-Month USD LIBOR + 0.975%) (b)	361,951	357,221
CarMax Auto Owner Trust 2018-1, 2.950%, 11/15/23	350,000	344,384
Chase Funding Trust
2.651%, 02/25/33 (1-Month USD LIBOR + 0.560%) (b)	155,233	148,293
2.731%, 08/25/32 (1-Month USD LIBOR + 0.640%) (b)	120,225	117,814
Chesapeake Funding II LLC
3.260%, 11/15/29 (f)	375,000	368,555
3.380%, 08/15/29 (f)	275,000	272,008
3.710%, 05/15/29 (f)	100,000	99,729
Commonbond Student Loan Trust, 5.280%, 05/25/41 (f)	229,463	232,951
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f)	398,900	409,926
Credit-Based Asset Servicing and Securitization LLC, 6.250%, 10/25/36 (f) (g)	77,866	78,111
Earnest Student Loan Program LLC, 2.650%, 01/25/41 (f)	347,582	339,012
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	418,210	433,922
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (h) (i) (j)	47,777	47,521
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	116,831	116,047
Foursight Capital Automobile Receivables Trust
2.340%, 01/15/21 (f)	79,570	79,257
3.710%, 01/18/22 (f)	285,000	280,297
GM Financial Consumer Automobile Receivables Trust 2018-1, 2.770%, 07/17/23	150,000	147,187
Invitation Homes 2015-SFR3 Trust, 3.373%, 08/17/32 (1-Month USD LIBOR + 1.300%) (b) (f)	605,972	606,726
Invitation Homes 2018-SFR1 Trust, 3.335%, 03/17/37 (1-Month USD LIBOR + 1.250%) (b) (f)	500,000	500,606
Invitation Homes 2018-SFR3 Trust, 3.000%, 07/17/37 (1-Month USD LIBOR + 1.000%) (b) (f)	650,000	650,814
Lehman ABS Manufactured Housing Contract Trust, 5.873%, 04/15/40	33,115	33,469
	Principal	Value(a)
Morgan Stanley Dean Witter Capital I, Inc., 2.651%, 08/25/32 (1-Month USD LIBOR + 0.560%) (b)	$178,343	$169,595
PFS Financing Corp., 2.319%, 02/15/22 (1-Month USD LIBOR + 0.400%) (b) (h)	550,000	549,482
Progress Residential 2018-SFR1 Trust, 3.684%, 03/17/35 (f)	500,000	492,088
Progress Residential Trust, 3.565%, 08/17/34 (f)	475,000	463,554
Saxon Asset Securities Trust, 2.049%, 03/25/35 (1-Month USD LIBOR + 0.540%) (b)	270,238	258,324
Towd Point Mortgage Trust, 3.750%, 04/25/55 (b) (f)	350,000	349,787
Towd Point Mortgage Trust 2015-1, 4.359%, 11/25/57 (b) (f)	554,000	579,001
Volvo Financial Equipment LLC Series 2018-1, 3.060%, 12/15/25 (f)	300,000	297,341
Total asset-backed securities (cost: $9,001,443)		8,969,516
Other Mortgage-Backed Securities (13.9%)
Collateralized Mortgage Obligations/ Mortgage Revenue Bonds (5.9%)
Agate Bay Mortgage Trust, 3.819%, 01/25/45 (b) (f)	254,439	250,191
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	124,269	79,421
Citigroup Mortgage Loan Trust, Inc., 3.000%, 09/25/64 (b) (f)	473,261	465,525
CSMC Trust, 3.500%, 06/25/47 (b) (f)	525,000	502,796
GS Mortgage-Backed Securities Trust, 3.125%, 07/25/44 (b) (f)	388,624	375,161
JP Morgan Mortgage Trust
3.368%, 10/25/46 (b) (f)	328,627	304,744
3.419%, 06/25/29 (b) (f)	277,611	273,340
3.647%, 05/25/43 (b) (f)	376,260	363,494
Prudential Home Mortgage Securities 7.706%, 09/28/24 (b) (f)	714	657
7.900%, 04/28/22 (f)	5,571	5,407
PSMC Trust, 3.500%, 02/25/48 (b) (f)	766,565	761,577
Seasoned Credit Risk Transfer Trust 4.000%, 07/25/56 (b) (f)	572,000	559,811
4.000%, 08/25/56 (b) (f)	200,000	196,773
Sequoia Mortgage Trust 3.714%, 07/25/45 (b) (f)	463,583	458,238
3.875%, 01/25/45 (b) (f)	384,936	384,773
Structured Asset Mortgage Investments, Inc., 1.089%, 05/02/30 (b)	10,674	1,660
		4,983,568

See accompanying notes to financial statements.

SFT Mortgage Securities Fund

(formerly SFT Advantus Mortgage Securities Fund)
Investments in Securities – continued

	Principal	Value(a)
Commercial Mortgage-Backed Securities (8.0%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	$20,978	$20,983
BB-UBS Trust, 4.160%, 11/05/36 (b) (f)	500,000	491,195
CFCRE Commercial Mortgage Trust, 3.839%, 12/10/54	500,000	501,102
CSMC Trust, 3.304%, 09/15/37 (f)	400,000	394,656
Hometown Commercial Mortgage, 5.506%, 11/11/38 (h)	17,639	14,612
Irvine Core Office Trust, 2.068%, 05/15/48 (f)	263,952	256,576
JPMorgan Chase Commercial Mortgage Securities Corp., 1.86%, 12/05/27 (b) (d) (h)	3,322,142	83,679
Morgan Stanley Bank of America Merrill Lynch Trust, 3.720%, 12/15/49	225,000	224,588
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (f)	150,000	147,877
One Market Plaza Trust, 3.614%, 02/10/32 (f)	500,000	499,002
UBS Commercial Mortgage Trust 3.580%, 12/15/50	500,000	491,568
3.724%, 06/15/50	1,500,000	1,476,038
Wells Fargo Commercial Mortgage Trust 2.814%, 08/15/49	540,000	501,430
3.637%, 06/15/48	625,000	625,671
Wells Fargo Commercial Mortgage Trust 2017-SMP, 2.82%, 12/15/34 (1-Month USD LIBOR + 0.750%) (b) (h)	1,000,000	1,000,361
		6,729,338
Total other mortgage-backed securities (cost: $12,123,354)		11,712,906
Corporate Obligations (1.0%)
Communications (0.5%)
Telecommunication (0.5%)
Crown Castle Towers LLC, 3.222%, 05/15/42 (f)	425,000	416,989
Financial (0.5%)
Real Estate Investment Trust — Residential (0.5%)
UDR, Inc., 4.000%, 10/01/25	400,000	397,458
Total corporate obligations (cost: $824,299)		814,447
Total long-term debt securities (cost: $83,353,159)		82,047,608
	Shares	Value(a)
Short-Term Securities (12.8%)
Investment Companies (12.8%)
Federated Government Obligations Fund, current rate 1.750% (k)	2,300,000	$2,300,000
State Street Institutional U.S. Government Money Market Fund, current rate 1.820% (k)	6,132,672	6,132,672
STIT-Government & Agency Portfolio, current rate 1.810% (k)	2,300,000	2,300,000
Total short-term securities (cost: $10,732,672)		10,732,672
Total investments in securities (cost: $94,085,831) (l)		92,780,280
Liabilities in excess of cash and other assets (-10.6%)		(8,872,161)
Total net assets (100.0%)		$83,908,119

See accompanying notes to financial statements.

SFT Mortgage Securities Fund

(formerly SFT Advantus Mortgage Securities Fund)
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Variable rate security.

(c)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2018 the total cost of investments issued on a when-issued or forward commitment basis was $9,031,717.

(d)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2018, securities with an aggregate market value of $95,426 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
10 Year U.S. Ultra	September 2018	17	Short	$(2,152,838)	$(2,179,984)	$(27,146)
U.S. Long Bond	September 2018	25	Long	3,548,515	3,625,000	76,485
U.S. Ultra Bond	September 2018	3	Short	(466,467)	(478,687)	(12,220)
					$966,329	$37,119

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)  Step rate security.

(h)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be illiquid.

(i)  Foreign security: The Fund held 0.1% of net assets in foreign securities at June 30, 2018.

(j)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(k)  All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of June 30, 2018.

(l)  At June 30, 2018 the cost of investments for federal income tax purposes was $94,145,403. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$705,853
Gross unrealized depreciation	(2,033,857)
Net unrealized depreciation	$(1,328,004)

See accompanying notes to financial statements.

SFT Real Estate Securities Fund (formerly SFT Advantus Real Estate Securities Fund)
Investments in Securities

June 30, 2018
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.5%)
Consumer Discretionary (2.0%)
Hilton Worldwide Holdings, Inc.	34,700	$2,746,852
Financial (1.2%)
Retail Opportunity Investments Corp.	46,200	885,192
Summit Hotel Properties, Inc.	53,300	762,723
		1,647,915
Real Estate (95.3%)
Health Care REITs (7.9%)
HCP, Inc.	139,400	3,599,308
Healthcare Realty Trust, Inc.	16,800	488,544
Healthcare Trust of America, Inc. – Class A	77,300	2,084,008
Physicians Realty Trust	44,000	701,360
Ventas, Inc.	7,496	426,897
Welltower, Inc.	53,800	3,372,722
		10,672,839
Hotels & Resort REITs (5.0%)
Host Hotels & Resorts, Inc.	222,246	4,682,723
RLJ Lodging Trust	33,200	732,060
Sunstone Hotel Investors, Inc.	78,400	1,303,008
		6,717,791
Industrial REITs (9.7%)
Duke Realty Corp.	130,800	3,797,124
First Industrial Realty Trust, Inc.	23,900	796,826
Liberty Property Trust	74,200	3,289,286
ProLogis, Inc.	79,681	5,234,245
		13,117,481
Office REITs (12.9%)
Alexandria Real Estate Equities, Inc.	36,600	4,617,822
Boston Properties, Inc.	14,783	1,854,084
Cousins Properties, Inc.	133,100	1,289,739
Highwoods Properties, Inc.	38,400	1,948,032
Kilroy Realty Corp.	47,536	3,595,623
SL Green Realty Corp.	42,171	4,239,451
		17,544,751
Residential REITs (24.1%)
American Campus Communities, Inc.	59,600	2,555,648
American Homes 4 Rent – Class A	66,600	1,477,188
AvalonBay Communities, Inc.	35,326	6,072,186
Camden Property Trust	39,700	3,617,861
Equity Lifestyle Properties, Inc.	11,600	1,066,040
Equity Residential	47,500	3,025,275
Essex Property Trust, Inc.	13,616	3,255,177
Invitation Homes, Inc.	166,400	3,837,184
Mid-America Apartment Communities, Inc.	5,700	573,819
Sun Communities, Inc.	39,600	3,876,048
UDR, Inc.	89,000	3,341,060
		32,697,486
	Shares	Value(a)
Retail REITs (15.8%)
Agree Realty Corp.	37,400	$1,973,598
Federal Realty Investment Trust	16,200	2,050,110
GGP, Inc.	25,900	529,137
National Retail Properties, Inc.	30,200	1,327,592
Realty Income Corp.	28,700	1,543,773
Regency Centers Corp.	58,714	3,644,965
Simon Property Group, Inc.	49,379	8,403,812
Weingarten Realty Investors	65,200	2,008,812
		21,481,799
Specialized REITs (19.9%)
CyrusOne, Inc.	55,600	3,244,816
Digital Realty Trust, Inc.	44,800	4,998,784
Equinix, Inc.	14,534	6,248,021
Extra Space Storage, Inc.	30,300	3,024,243
Public Storage	25,700	5,830,302
SBA Communications Corp. (b)	9,700	1,601,664
STORE Capital Corp.	76,500	2,096,100
		27,043,930
Total common stocks (cost: $126,658,429)		133,670,844
Short-Term Securities (1.4%)
Investment Companies (1.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.820%	1,884,230	1,884,230
Total short-term securities (cost: $1,884,230)		1,884,230
Total investments in securities (cost: $128,542,659) (c)		135,555,074
Cash and other assets in excess of liabilities (0.1%)		181,674
Total net assets (100.0%)		$135,736,748

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  At June 30, 2018 the cost of investments for federal income tax purposes was $129,393,217. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$7,730,390
Gross unrealized depreciation	(1,568,533)
Net unrealized appreciation	$6,161,857

See accompanying notes to financial statements.

SFT IvySM Growth Fund
Investments in Securities

June 30, 2018
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.4%)
Consumer Discretionary (18.2%)
Automobiles (2.0%)
Ferrari NV (b)	78,929	$10,656,204
Internet & Catalog Retail (6.0%)
Amazon.com, Inc. (c)	16,361	27,810,428
Booking Holdings, Inc. (c)	1,700	3,446,053
		31,256,481
Media (0.7%)
Comcast Corp. – Class A	103,700	3,402,397
Specialty Retail (3.9%)
The Home Depot, Inc.	102,800	20,056,280
Textiles, Apparel & Luxury Goods (5.6%)
NIKE, Inc. – Class B	178,800	14,246,784
VF Corp.	183,400	14,950,768
		29,197,552
Consumer Staples (2.4%)
Beverages (1.4%)
Monster Beverage Corp. (c)	127,500	7,305,750
Tobacco (1.0%)
Philip Morris International, Inc.	65,300	5,272,322
Energy (1.8%)
Energy Equipment & Services (1.8%)
Halliburton Co.	208,115	9,377,662
Financial (8.8%)
Capital Markets (8.5%)
CME Group, Inc.	124,800	20,457,216
S&P Global, Inc.	52,195	10,642,039
The Charles Schwab Corp.	259,200	13,245,120
		44,344,375
Commercial Banks (0.3%)
Citigroup, Inc.	22,100	1,478,932
Health Care (9.7%)
Health Care Equipment & Supplies (4.7%)
ABIOMED, Inc. (c)	10,600	4,335,930
Danaher Corp.	103,500	10,213,380
Intuitive Surgical, Inc. (c)	20,800	9,952,384
		24,501,694
Health Care Providers & Services (2.2%)
UnitedHealth Group, Inc.	47,000	11,530,980
Pharmaceuticals (2.8%)
Zoetis, Inc.	166,400	14,175,616
Industrials (12.0%)
Aerospace & Defense (2.4%)
Lockheed Martin Corp.	16,273	4,807,532
Northrop Grumman Corp.	24,302	7,477,726
		12,285,258
	Shares	Value(a)
Machinery (5.2%)
Caterpillar, Inc.	104,100	$14,123,247
Stanley Black & Decker, Inc.	97,500	12,948,975
		27,072,222
Professional Services (2.0%)
Verisk Analytics, Inc. (c)	97,700	10,516,428
Road & Rail (2.4%)
JB Hunt Transport Services, Inc.	58,900	7,159,295
Union Pacific Corp.	37,642	5,333,118
		12,492,413
Information Technology (43.2%)
Computers & Peripherals (4.7%)
Apple, Inc.	130,321	24,123,720
Internet Software & Services (7.1%)
Alphabet, Inc. – Class A (c)	11,400	12,872,766
Alphabet, Inc. – Class C (c)	8,444	9,420,548
Facebook, Inc. – Class A (c)	75,859	14,740,921
		37,034,235
IT Services (12.9%)
FleetCor Technologies, Inc. (c)	18,400	3,875,960
Mastercard, Inc. – Class A	117,000	22,992,840
PayPal Holdings, Inc. (c)	219,800	18,302,746
Visa, Inc. – Class A	164,700	21,814,515
		66,986,061
Semiconductors & Semiconductor Equipment (2.3%)
Lam Research Corp.	20,038	3,463,568
Microchip Technology, Inc.	47,529	4,322,763
NVIDIA Corp.	16,300	3,861,470
		11,647,801
Software (16.2%)
Adobe Systems, Inc. (c)	69,600	16,969,176
Electronic Arts, Inc. (c)	81,800	11,535,436
Microsoft Corp.	343,800	33,902,118
Salesforce.com, Inc. (c)	157,952	21,544,653
		83,951,383
Real Estate (1.3%)
Specialized REITs (1.3%)
American Tower Corp.	45,200	6,516,484
Total common stocks (cost: $350,847,334)		505,182,250

See accompanying notes to financial statements.

SFT IvySM Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (2.7%)
Investment Companies (2.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.820%	13,837,662	$13,837,662
Total short-term securities (cost: $13,837,662)		13,837,662
Total investments in securities (cost: $364,684,996) (d)		519,019,912
Liabilities in excess of cash and other assets (-0.1%)		(535,140)
Total net assets (100.0%)		$518,484,772

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 2.1% of net assets in foreign securities at June 30, 2018.

(c)  Non-income producing security.

(d)  At June 30, 2018 the cost of investments for federal income tax purposes was $364,815,155. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$160,363,067
Gross unrealized depreciation	(6,158,310)
Net unrealized appreciation	$154,204,757

See accompanying notes to financial statements.

SFT IvySM Small Cap Growth Fund
Investments in Securities

June 30, 2018
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (95.5%)
Consumer Discretionary (19.2%)
Auto Components (1.7%)
Visteon Corp. (b)	26,616	$3,439,852
Distributors (1.5%)
Pool Corp.	20,202	3,060,603
Diversified Consumer Services (1.2%)
Grand Canyon Education, Inc. (b)	21,200	2,366,132
Hotels, Restaurants & Leisure (4.4%)
Hilton Grand Vacations, Inc. (b)	68,500	2,376,950
Texas Roadhouse, Inc.	49,700	3,255,847
Wingstop, Inc.	61,233	3,191,464
		8,824,261
Household Durables (1.3%)
Installed Building Products, Inc. (b)	48,346	2,733,966
Media (1.0%)
Nexstar Media Group, Inc. – Class A	27,200	1,996,480
Multiline Retail (1.3%)
Ollie's Bargain Outlet Holdings, Inc. (b)	35,600	2,581,000
Specialty Retail (6.8%)
At Home Group, Inc. (b)	67,000	2,623,050
Burlington Stores, Inc. (b)	14,900	2,242,897
Caleres, Inc.	47,032	1,617,431
Five Below, Inc. (b)	22,200	2,169,162
The Children's Place, Inc.	15,700	1,896,560
Urban Outfitters, Inc. (b)	69,600	3,100,680
		13,649,780
Consumer Staples (0.9%)
Food & Staples Retailing (0.9%)
Sprouts Farmers Market, Inc. (b)	80,000	1,765,600
Energy (4.0%)
Energy Equipment & Services (1.2%)
Keane Group, Inc. (b)	102,200	1,397,074
RPC, Inc.	75,500	1,100,035
		2,497,109
Oil, Gas & Consumable Fuels (2.8%)
Centennial Resource Development, Inc. – Class A (b)	112,872	2,038,468
Matador Resources Co. (b)	41,700	1,253,085
PDC Energy, Inc. (b)	23,700	1,432,665
WildHorse Resource Development Corp. (b)	35,000	887,600
		5,611,818
	Shares	Value(a)
Financial (7.2%)
Capital Markets (2.8%)
Evercore, Inc.	27,200	$2,868,240
LPL Financial Holdings, Inc.	26,800	1,756,472
Virtu Financial, Inc. Class A	36,700	974,385
		5,599,097
Commercial Banks (4.4%)
Ameris Bancorp	42,900	2,288,715
Heritage Financial Corp.	38,600	1,345,210
Home BancShares, Inc.	43,600	983,616
Seacoast Banking Corp. of Florida (b)	35,470	1,120,143
Western Alliance Bancorp (b)	54,300	3,073,923
		8,811,607
Health Care (20.3%)
Health Care Equipment & Supplies (8.7%)
Inogen, Inc. (b)	13,555	2,525,703
iRhythm Technologies, Inc. (b)	28,500	2,312,205
K2M Group Holdings, Inc. (b)	119,714	2,693,565
Nevro Corp. (b)	29,751	2,375,617
Novocure, Ltd. (b) (c)	80,400	2,516,520
Penumbra, Inc. (b)	15,911	2,198,105
Sientra, Inc. (b)	14,798	288,709
Tactile Systems Technology, Inc. (b)	48,200	2,506,400
		17,416,824
Health Care Providers & Services (10.4%)
Acadia Healthcare Co., Inc. (b)	60,546	2,476,937
AMN Healthcare Services, Inc. (b)	110,395	6,469,147
Envision Healthcare Corp. (b)	34,800	1,531,548
HealthEquity, Inc. (b)	42,507	3,192,276
LHC Group, Inc. (b)	32,900	2,815,911
Teladoc, Inc. (b)	75,964	4,409,710
		20,895,529
Pharmaceuticals (1.2%)
Aerie Pharmaceuticals, Inc. (b)	15,991	1,080,192
Optinose, Inc. (b)	45,481	1,272,558
Tricida, Inc. (b)	300	8,970
		2,361,720
Industrials (16.1%)
Aerospace & Defense (2.8%)
Hexcel Corp.	36,700	2,436,146
Mercury Systems, Inc. (b)	84,600	3,219,876
		5,656,022
Air Freight & Logistics (0.8%)
Air Transport Services Group, Inc. (b)	70,000	1,581,300

See accompanying notes to financial statements.

SFT IvySM Small Cap Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Commercial Services & Supplies (2.7%)
Healthcare Services Group, Inc.	71,900	$3,105,361
The Brink's Co.	28,700	2,288,825
		5,394,186
Construction & Engineering (1.0%)
Dycom Industries, Inc. (b)	21,400	2,022,514
Electrical Equipment (1.4%)
Woodward, Inc.	36,300	2,790,018
Machinery (3.7%)
John Bean Technologies Corp.	32,100	2,853,690
RBC Bearings, Inc. (b)	17,683	2,277,747
The Timken Co.	51,798	2,255,803
		7,387,240
Road & Rail (1.3%)
Knight-Swift Transportation Holdings, Inc.	67,300	2,571,533
Trading Companies & Distributors (2.4%)
Beacon Roofing Supply, Inc. (b)	67,577	2,880,132
Watsco, Inc.	10,906	1,944,322
		4,824,454
Information Technology (26.0%)
Internet Software & Services (7.2%)
Apptio, Inc. Class A (b)	44,800	1,621,760
Envestnet, Inc. (b)	33,700	1,851,815
Five9, Inc. (b)	88,000	3,042,160
Mimecast, Ltd. (b) (c)	49,000	2,019,290
New Relic, Inc. (b)	20,200	2,031,918
Q2 Holdings, Inc. (b)	52,194	2,977,668
SendGrid, Inc. (b)	34,900	925,548
		14,470,159
IT Services (3.0%)
Booz Allen Hamilton Holding Corp.	76,735	3,355,621
InterXion Holding NV (b) (c)	42,900	2,677,818
		6,033,439
Semiconductors & Semiconductor Equipment (3.2%)
Integrated Device Technology, Inc. (b)	65,800	2,097,704
Monolithic Power Systems, Inc.	21,800	2,914,006
Power Integrations, Inc.	18,632	1,361,068
		6,372,778
Software (12.0%)
Ellie Mae, Inc. (b)	14,500	1,505,680
Globant SA (b) (c)	47,500	2,697,525
HubSpot, Inc. (b)	26,800	3,360,720
Paycom Software, Inc. (b)	31,555	3,118,581
Pluralsight, Inc. (b)	35,047	856,899
Proofpoint, Inc. (b)	21,044	2,426,583
	Shares	Value(a)
The Ultimate Software Group, Inc. (b)	9,822	$2,527,299
Tyler Technologies, Inc. (b)	2,699	599,448
Varonis Systems, Inc. (b)	37,500	2,793,750
Zendesk, Inc. (b)	60,500	3,296,645
Zscaler, Inc. (b)	26,056	931,502
		24,114,632
Technology Hardware & Equipment (0.6%)
USA Technologies, Inc. (b)	91,400	1,279,600
Materials (1.4%)
Construction Materials (1.4%)
Summit Materials, Inc. – Class A (b)	58,964	1,547,805
US Concrete, Inc. (b)	25,430	1,335,075
		2,882,880
Real Estate (0.4%)
Real Estate Services (0.4%)
RE/MAX Holdings, Inc. – Class A	15,300	802,485
Total common stocks (cost: $143,683,931)		191,794,618
Short-Term Securities (4.3%)
Investment Companies (4.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.820%	8,691,009	8,691,009
Total short-term securities (cost: $8,691,009)		8,691,009
Total investments in securities (cost: $152,374,940) (d)		200,485,627
Cash and other assets in excess of liabilities (0.2%)		470,540
Total net assets (100.0%)		$200,956,167

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 4.9% of net assets in foreign securities at June 30, 2018.

(d)  At June 30, 2018 the cost of investments for federal income tax purposes was $152,416,478. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$50,740,018
Gross unrealized depreciation	(2,670,869)
Net unrealized appreciation	$48,069,149

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities

June 30, 2018
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.5%)
Consumer Discretionary (6.8%)
Auto Components (0.8%)
Magna International, Inc. (b)	30,532	$1,774,825
Hotels, Restaurants & Leisure (1.2%)
Las Vegas Sands Corp.	11,973	914,258
MGM Resorts International	19,400	563,182
Norwegian Cruise Line Holdings, Ltd. (b) (c)	20,726	979,304
		2,456,744
Household Durables (0.1%)
Lennar Corp. – Class A	2,931	153,877
Internet & Catalog Retail (0.9%)
Booking Holdings, Inc. (c)	934	1,893,302
Media (2.5%)
Charter Communications, Inc. – Class A (c)	5,200	1,524,692
Comcast Corp. – Class A	41,135	1,349,639
Twenty-First Century Fox, Inc. – Class B	46,000	2,266,420
		5,140,751
Specialty Retail (0.7%)
L Brands, Inc.	2,900	106,952
Ross Stores, Inc.	16,677	1,413,376
		1,520,328
Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.	57,879	1,274,496
Consumer Staples (8.4%)
Beverages (0.1%)
PepsiCo, Inc.	1,000	108,870
Food & Staples Retailing (1.2%)
CVS Health Corp.	39,400	2,535,390
Food Products (5.1%)
Bunge, Ltd. (b)	22,074	1,538,778
Tyson Foods, Inc. – Class A	131,360	9,044,136
		10,582,914
Household Products (0.7%)
Kimberly-Clark Corp.	14,400	1,516,896
Tobacco (1.3%)
Philip Morris International, Inc.	34,820	2,811,367
Energy (9.8%)
Oil, Gas & Consumable Fuels (9.8%)
Apache Corp.	2,067	96,632
BP PLC ADR (b)	43,968	2,007,579
Canadian Natural Resources, Ltd. (b)	17,300	624,011
Chevron Corp.	28,390	3,589,348
Concho Resources, Inc. (c)	13,190	1,824,836
	Shares	Value(a)
ConocoPhillips	11,835	$823,953
Diamondback Energy, Inc.	1,700	223,669
EOG Resources, Inc.	15,630	1,944,841
Phillips 66	19,400	2,178,814
Plains GP Holdings L.P. Class A (c)	29,950	716,105
TOTAL SA ADR (b)	37,181	2,251,681
TransCanada Corp. (b)	70,474	3,044,477
Valero Energy Corp.	10,313	1,142,990
		20,468,936
Financial (22.5%)
Capital Markets (5.1%)
Intercontinental Exchange, Inc.	35,111	2,582,414
Morgan Stanley	28,276	1,340,283
State Street Corp.	23,690	2,205,302
The Bank of New York Mellon Corp.	45,674	2,463,199
The Charles Schwab Corp.	38,942	1,989,936
		10,581,134
Commercial Banks (12.1%)
Citigroup, Inc.	36,248	2,425,716
Fifth Third Bancorp	40,621	1,165,823
First Republic Bank	17,867	1,729,347
JPMorgan Chase & Co.	43,599	4,543,016
The PNC Financial Services Group, Inc.	29,362	3,966,806
US Bancorp	66,331	3,317,876
Wells Fargo & Co.	148,925	8,256,402
		25,404,986
Insurance (5.3%)
American International Group, Inc.	44,611	2,365,275
Chubb, Ltd. (b)	20,637	2,621,312
Marsh & McLennan Cos., Inc.	35,888	2,941,739
MetLife, Inc.	49,158	2,143,289
Willis Towers Watson PLC (b)	7,500	1,137,000
		11,208,615
Health Care (13.6%)
Biotechnology (0.3%)
Gilead Sciences, Inc.	8,437	597,677
Health Care Equipment & Supplies (6.2%)
Becton Dickinson and Co.	12,161	2,913,289
Boston Scientific Corp. (c)	17,100	559,170
Danaher Corp.	18,969	1,871,861
Hologic, Inc. (c)	24,692	981,507
Medtronic PLC (b)	39,988	3,423,373
Stryker Corp.	11,840	1,999,302
The Cooper Cos., Inc.	3,950	930,027
Zimmer Biomet Holdings, Inc.	2,800	312,032
		12,990,561

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Health Care Providers & Services (2.0%)
Aetna, Inc.	5,736	$1,052,556
Anthem, Inc.	4,096	974,971
Cigna Corp.	4,900	832,755
UnitedHealth Group, Inc.	5,500	1,349,370
		4,209,652
Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc.	31,146	1,926,069
Thermo Fisher Scientific, Inc.	5,972	1,237,040
		3,163,109
Pharmaceuticals (3.6%)
Merck & Co., Inc.	47,509	2,883,796
Pfizer, Inc.	132,124	4,793,459
		7,677,255
Industrials (7.1%)
Aerospace & Defense (3.1%)
Northrop Grumman Corp.	9,500	2,923,150
The Boeing Co.	10,966	3,679,203
		6,602,353
Airlines (1.6%)
American Airlines Group, Inc.	68,551	2,602,196
Southwest Airlines Co.	12,900	656,352
		3,258,548
Building Products (0.7%)
Johnson Controls International PLC (b)	41,148	1,376,401
Commercial Services & Supplies (0.0%)
Republic Services, Inc.	1,500	102,540
Industrial Conglomerates (0.9%)
Honeywell International, Inc.	7,074	1,019,009
Roper Technologies, Inc.	2,881	794,897
		1,813,906
Machinery (0.6%)
PACCAR, Inc.	3,575	221,507
Stanley Black & Decker, Inc.	8,711	1,156,908
		1,378,415
Road & Rail (0.2%)
Kansas City Southern	3,800	402,648
Information Technology (14.2%)
Communications Equipment (2.6%)
Cisco Systems, Inc.	103,243	4,442,546
Harris Corp.	6,475	935,897
		5,378,443
Electronic Equipment, Instruments & Components (1.6%)
Corning, Inc.	41,343	1,137,346
Keysight Technologies, Inc. (c)	38,812	2,291,072
TE Connectivity, Ltd. (b)	353	31,861
		3,460,279
	Shares	Value(a)
Internet Software & Services (1.1%)
Facebook, Inc. – Class A (c)	12,094	$2,350,106
Semiconductors & Semiconductor Equipment (3.4%)
Applied Materials, Inc.	25,204	1,164,173
Broadcom, Inc.	9,212	2,235,200
Maxim Integrated Products, Inc.	7,868	461,537
Texas Instruments, Inc.	29,878	3,294,049
		7,154,959
Software (5.5%)
Microsoft Corp.	96,900	9,555,309
Synopsys, Inc. (c)	21,944	1,877,748
		11,433,057
Materials (3.7%)
Chemicals (1.6%)
CF Industries Holdings, Inc.	17,365	771,006
DowDuPont, Inc.	40,343	2,659,410
		3,430,416
Containers & Packaging (2.1%)
International Paper Co.	84,197	4,384,980
Real Estate (2.3%)
Office REITs (0.3%)
SL Green Realty Corp.	5,800	583,074
Specialized REITs (2.0%)
Crown Castle International Corp.	35,702	3,849,390
Weyerhaeuser Co.	9,800	357,308
		4,206,698
Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	73,048	2,345,571
Verizon Communications, Inc.	22,763	1,145,207
		3,490,778
Electric Utilities (1.1%)
Evergy, Inc.	41,219	2,314,447
Utilities (7.3%)
Electric Utilities (5.4%)
Entergy Corp.	32,270	2,607,093
Eversource Energy	8,083	473,745
NextEra Energy, Inc.	27,621	4,613,535
PG&E Corp. (c)	38,844	1,653,201
The Southern Co.	41,165	1,906,351
		11,253,925
Multi-Utilities (1.9%)
DTE Energy Co.	6,500	673,595
NiSource, Inc.	37,315	980,638
Sempra Energy	20,853	2,421,242
		4,075,475
Total common stocks (cost: $198,328,580)		206,523,133

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Preferred Stocks (1.2%)
Health Care (0.3%)
Becton Dickinson and Co., 6.125%	8,949	$553,496
Industrials (0.2%)
Fortive Corp., 5.000% (c)	316	324,088
Utilities (0.7%)
NextEra Energy, Inc., 6.123%	16,937	967,103
Sempra Energy Series A, 6.000%	4,348	448,757
		1,415,860
Total preferred stocks (cost: $1,721,251)		2,293,444
Short-Term Securities (0.5%)
Investment Companies (0.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.820%	498,459	498,459
T. Rowe Price Reserve Investment Fund, current rate 1.97%	572,038	572,038
Total short-term securities (cost: $1,070,497)		1,070,497
Total investments in securities (cost: $201,120,328) (d)		209,887,074
Liabilities in excess of cash and other assets (-0.2%)		(384,804)
Total net assets (100.0%)		$209,502,270

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 9.9% of net assets in foreign securities at June 30, 2018.

(c)  Non-income producing security.

(d)  At June 30, 2018 the cost of investments for federal income tax purposes was $202,798,963. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$12,949,950
Gross unrealized depreciation	(5,861,839)
Net unrealized appreciation	$7,088,111

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities

June 30, 2018
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.6%)
Consumer Discretionary (12.0%)
Hotels & Resort REITs (0.8%)
Hilton Worldwide Holdings, Inc.	12,280	$972,085
Hotels, Restaurants & Leisure (2.3%)
Aramark	29,958	1,111,442
McDonald's Corp.	10,236	1,603,879
		2,715,321
Internet & Catalog Retail (1.4%)
Booking Holdings, Inc. (b)	822	1,666,268
Media (1.5%)
Comcast Corp. – Class A	53,915	1,768,951
Multiline Retail (1.3%)
Dollar Tree, Inc. (b)	17,741	1,507,985
Specialty Retail (1.5%)
The TJX Cos., Inc.	18,510	1,761,782
Textiles, Apparel & Luxury Goods (3.2%)
NIKE, Inc. – Class B	25,893	2,063,154
VF Corp.	19,773	1,611,895
		3,675,049
Consumer Staples (7.4%)
Beverages (2.1%)
Constellation Brands, Inc. – Class A	5,698	1,247,121
Monster Beverage Corp. (b)	21,668	1,241,577
		2,488,698
Food & Staples Retailing (3.0%)
Costco Wholesale Corp.	8,673	1,812,483
Walmart, Inc.	19,201	1,644,566
		3,457,049
Household Products (1.4%)
Colgate-Palmolive Co.	25,328	1,641,508
Personal Care (0.9%)
The Estee Lauder Cos., Inc. – Class A	7,716	1,100,996
Energy (2.8%)
Oil, Gas & Consumable Fuels (2.8%)
Continental Resources, Inc. (b)	18,424	1,193,138
EOG Resources, Inc.	16,931	2,106,725
		3,299,863
Financial (14.5%)
Commercial Banks (8.6%)
Bank of America Corp.	113,118	3,188,797
Fifth Third Bancorp	36,233	1,039,887
JPMorgan Chase & Co.	30,777	3,206,963
The PNC Financial Services Group, Inc.	19,167	2,589,462
		10,025,109
	Shares	Value(a)
Consumer Finance (2.2%)
Capital One Financial Corp.	15,382	$1,413,606
Synchrony Financial	34,904	1,165,095
		2,578,701
Insurance (3.7%)
Athene Holding, Ltd. – Class A (b) (c)	17,559	769,786
Chubb, Ltd. (c)	15,789	2,005,519
The Allstate Corp.	16,874	1,540,090
		4,315,395
Health Care (16.9%)
Health Care Equipment & Supplies (6.2%)
Abbott Laboratories	22,679	1,383,192
Baxter International, Inc.	26,874	1,984,376
Danaher Corp.	10,811	1,066,830
Hologic, Inc. (b)	26,666	1,059,974
Medtronic PLC (c)	20,148	1,724,870
		7,219,242
Health Care Providers & Services (4.8%)
Anthem, Inc.	5,764	1,372,005
Laboratory Corp. of America Holdings (b)	7,960	1,429,059
UnitedHealth Group, Inc.	11,466	2,813,068
		5,614,132
Life Sciences Tools & Services (1.3%)
Thermo Fisher Scientific, Inc.	7,439	1,540,914
Pharmaceuticals (4.6%)
Allergan PLC (c)	6,510	1,085,347
Bristol-Myers Squibb Co.	20,808	1,151,515
Eli Lilly & Co.	19,443	1,659,071
Merck & Co., Inc.	25,751	1,563,086
		5,459,019
Industrials (11.0%)
Aerospace & Defense (2.6%)
General Dynamics Corp.	4,439	827,474
The Boeing Co.	6,695	2,246,239
		3,073,713
Air Freight & Logistics (1.2%)
FedEx Corp.	6,318	1,434,565
Building Products (0.9%)
Fortune Brands Home & Security, Inc.	18,342	984,782
Commercial Services & Supplies (1.0%)
Republic Services, Inc.	17,389	1,188,712
Electrical Equipment (1.1%)
AMETEK, Inc.	17,074	1,232,060
Machinery (2.0%)
Illinois Tool Works, Inc.	8,871	1,228,988
Snap-On, Inc.	6,929	1,113,629
		2,342,617
See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities – continued

	Shares	Value(a)
Professional Services (1.3%)
Equifax, Inc.	5,134	$642,315
IHS Markit, Ltd. (b) (c)	17,208	887,761
		1,530,076
Road & Rail (0.9%)
Norfolk Southern Corp.	6,977	1,052,620
Information Technology (26.3%)
Communications Equipment (1.1%)
Motorola Solutions, Inc.	11,265	1,310,908
Computers & Peripherals (3.6%)
Apple, Inc.	13,178	2,439,380
NetApp, Inc.	21,801	1,712,032
		4,151,412
Electronic Equipment, Instruments & Components (0.7%)
CDW Corp.	10,269	829,632
Internet Software & Services (8.2%)
Alphabet, Inc. – Class A (b)	2,951	3,332,240
Alphabet, Inc. – Class C (b)	721	804,384
eBay, Inc. (b)	25,845	937,140
Facebook, Inc. – Class A (b)	13,988	2,718,148
GoDaddy, Inc. – Class A (b)	25,724	1,816,114
		9,608,026
IT Services (4.8%)
Leidos Holdings, Inc.	17,387	1,025,833
Mastercard, Inc. – Class A	18,380	3,612,038
Total System Services, Inc.	12,191	1,030,383
		5,668,254
Semiconductors & Semiconductor Equipment (2.8%)
Lam Research Corp.	5,110	883,264
Micron Technology, Inc. (b)	14,251	747,322
ON Semiconductor Corp. (b)	33,736	750,120
Teradyne, Inc.	22,066	840,053
		3,220,759
Software (5.1%)
Microsoft Corp.	28,804	2,840,362
Salesforce.com, Inc. (b)	10,256	1,398,918
SS&C Technologies Holdings, Inc.	18,034	935,965
Workday, Inc. – Class A (b)	6,959	842,874
		6,018,119
Materials (2.2%)
Chemicals (2.2%)
DowDuPont, Inc.	17,206	1,134,219
Ecolab, Inc.	10,518	1,475,991
		2,610,210
Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.7%)
Verizon Communications, Inc.	38,808	1,952,430
	Shares	Value(a)
Utilities (4.8%)
Electric Utilities (4.8%)
American Electric Power Co., Inc.	26,008	$1,801,054
NextEra Energy, Inc.	15,016	2,508,123
Pinnacle West Capital Corp.	16,815	1,354,616
		5,663,793
Total common stocks (cost: $105,441,400)		116,680,755
Short-Term Securities (0.3%)
Investment Companies (0.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.820%	358,947	358,947
Total short-term securities (cost: $358,947)		358,947
Total investments in securities (cost: $105,800,347) (d)		117,039,702
Cash and other assets in excess of liabilities (0.1%)		143,926
Total net assets (100.0%)		$117,183,628

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 5.5% of net assets in foreign securities at June 30, 2018.

(d)  At June 30, 2018 the cost of investments for federal income tax purposes was $105,862,914. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$13,856,290
Gross unrealized depreciation	(2,679,502)
Net unrealized appreciation	$11,176,788

See accompanying notes to financial statements.

(This page has been left blank intentionally.)

Securian Funds Trust

Statements of Assets and Liabilities

June 30, 2018

(Unaudited)

	SFT Core Bond Fund[5]	SFT Dynamic Managed Volatility Fund[5]		SFT Government Money Market Fund[5]		SFT Index 400 Mid-Cap Fund[5]	SFT Index 500 Fund[5]	SFT International Bond Fund[5]	SFT Managed Volatility Equity Fund[5]
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$379,556,997		$232,697,453		$66,459,972	$225,083,751	$875,807,346	$101,183,326		$280,323,771
Affiliated issuers (note 8)	–		155,034,367		–	–	–	–		–
Cash on demand deposit[1,2]	20,801		5,832,676		–	314,640	63,534	80,000		4,152,570
Foreign currency on deposit[3]	–		–		–	–	–	202,864		–
Receivable:
Fund shares sold	–		37,166		–	–	16,037	–		–
Investment securities sold (including paydowns)	1,892,788		–		–	1,420,455	821,636	–		–
Investment securities sold on a when-issued or forward – commitment basis (note 2)	–		–		–	–	–	–		–
Dividends and accrued interest	2,568,205		1,522,756		100,614	217,286	731,257	666,456		1,013,539
Refundable foreign income taxes withheld	–		–		–	–	–	53,301		–
Adviser (note 4)	–		57,596		12,128	–	–	–		40,046
Variation margin on swaps	–		–		–	–	–	1,991,478		–
Variation margin on futures	8,922		113,925		–	9,672	12,368	–		21,945
Unrealized appreciation on forward foreign currency contracts	–		–		–	–	–	2,071,994		–
Prepaid expenses	2,846		2,846		2,846	2,846	2,846	2,846		5,075
Total assets	384,050,559		395,298,785		66,575,560	227,048,650	877,455,024	106,252,265		285,556,946
Liabilities
Due to custodian	–		–		–	–	–	200,364		–
Payable:
Fund shares repurchased	217,544		–		114,762	23,847	–	39,117		4,583
Investment securities purchased	1,884,228		–		–	540,025	209,851	4,848		–
Investment securities purchased on a when-issued or forward – commitment basis (note 2)	7,376,746		–		–	–	–	–		–
Adviser	200,790		296,137		40,345	77,703	260,243	96,415		218,081
Accrued expenses	98,601		71,255		52,208	63,707	92,549	173,234		38,608
Unrealized depreciation on forward foreign currency contracts	–		–		–	–	–	573,025		–
Options written at value[4]	–		39,840		–	–	–	–		28,560
Total liabilities	9,777,909		407,232		207,315	705,282	562,643	1,087,003		289,832
Net assets applicable to outstanding capital stock	$374,272,650		$394,891,553		$66,368,245	$226,343,368	$876,892,381	$105,165,262		$285,267,114
Net Assets Consist of:
Paid in capital**	$323,604,983		$320,011,209		$66,366,179	$29,722,926	$133,036,490	$104,897,678		$254,638,704
Retained earnings (deficit)	50,667,667		74,880,344		2,066	196,620,442	743,855,891	–		30,628,410
Undistributed net investment income (loss)	–		–		–	–	–	3,354,520		–
Accumulated net realized gain (loss)	–		–		–	–	–	(528,838)		–
Net unrealized appreciation (depreciation) on:
Investments	–		–		–	–	–	(4,590,881)		–
Foreign currency and forward currency transactions	–		–		–	–	–	1,445,096		–
Swaps	–		–		–	–	–	587,687		–
Net assets	$374,272,650		$394,891,553		$66,368,245	$226,343,368	$876,892,381	$105,165,262		$285,267,114
Net assets by class:
Class 1	$2,994,573	$	N/A	$	N/A	$7,441,943	$174,815,814	$1,177,794	$	N/A
Class 2	371,278,077		394,891,553		66,368,245	218,901,425	702,076,567	103,987,468		285,267,114
Net asset value per share of outstanding capital stock by class:
Class 1	2.334		N/A		N/A	5.120	10.899	2.507		N/A
Class 2	2.279		14.335		1.000	5.000	10.644	2.448		11.963
* Identified cost
Unaffiliated issuers	$380,443,707		$232,725,542		$66,459,972	$159,011,767	$340,127,457	$105,729,757		$259,052,656
Affiliated issuers	–		107,000,000		–	–	–	–		–
** Shares outstanding by class:
Class 1	1,283,243		N/A		N/A	1,453,541	16,039,531	469,775		N/A
Class 2	162,912,748		27,546,946		66,368,245	43,778,460	65,961,459	42,472,524		23,845,164
[1] Collateral for open swaps and foreign currency contracts	$–		$–		$–	$–	$–	$1,913,948		$–
[2] Collateral for open futures contracts	$–		$–		$–	$285,000	$–	$–		$–
[3] Foreign currency on deposit (cost)	$–		$–		$–	$–	$–	$194,902		$–
[4] Premiums received	$–		$61,914		$–	$–	$–	$–		$44,384
[5] See Note 1 of accompanying notes to financial statements regarding former names of the funds.

See accompanying notes to financial statements.

	SFT Mortgage Securities Fund[5]		SFT Real Estate Securities Fund[5]		SFT IvySM Growth Fund			SFT IvySM Small Cap Growth Fund			SFT T. Rowe Price Value Fund			SFT Wellington Core Equity Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$92,780,280		$135,555,074			$519,019,912			$200,485,627			$209,887,074		$117,039,702
Affiliated issuers (note 8)	–		–			–			–			–		–
Cash on demand deposit[1,2]	–		–			–			–			54,121		–
Foreign currency on deposit[3]	–		–			–			–			13,176		–
Receivable:
Fund shares sold	–		–			–			–			–		28,231
Investment securities sold (including paydowns)	21,556		100,952			–			1,242,184			2,521,742		174,185
Investment securities sold on a when-issued or forward – commitment basis (note 2)	–		–			–			–			–		–
Dividends and accrued interest	254,170		466,588			166,915			22,271			237,057		81,154
Refundable foreign income taxes withheld	–		–			–			–			4,236		–
Adviser (note 4)	–		–			–			–			–		–
Variation margin on swaps	–		–			–			–			–		–
Variation margin on futures	969		–			–			–			–		–
Unrealized appreciation on forward foreign currency contracts	–		–			–			–			–		–
Prepaid expenses	2,846		2,846			2,846			2,846			2,846		2,846
Total assets	93,059,821		136,125,460			519,189,673			201,752,928			212,720,252		117,326,118
Liabilities
Due to custodian	–		–			–			–			–		–
Payable:
Fund shares repurchased	13,906		28,880			236,066			27,317			159,155		–
Investment securities purchased	–		200,189			–			536,019			2,837,888		–
Investment securities purchased on a when-issued or forward – commitment basis (note 2)	9,042,403		–			–			–			–		–
Adviser	46,613		106,876			403,606			188,887			165,579		91,502
Accrued expenses	48,780		52,767			65,229			44,538			55,360		50,988
Unrealized depreciation on forward foreign currency contracts	–		–			–			–			–		–
Options written at value[4]	–		–			–			–			–		–
Total liabilities	9,151,702		388,712			704,901			796,761			3,217,982		142,490
Net assets applicable to outstanding capital stock	$83,908,119		$135,736,748			$518,484,772			$200,956,167			$209,502,270		$117,183,628
Net Assets Consist of:
Paid in capital**	$100,171,510		$42,068,932			$250,842,079			$102,264,010			$142,182,227		$68,262,681
Retained earnings (deficit)	(16,263,391)		93,667,816			267,642,693			98,692,157			67,320,043		48,920,947
Undistributed net investment income (loss)	–		–			–			–			–		–
Accumulated net realized gain (loss)	–		–			–			–			–		–
Net unrealized appreciation (depreciation) on:
Investments	–		–			–			–			–		–
Foreign currency and forward currency transactions	–		–			–			–			–		–
Swaps	–		–			–			–			–		–
Net assets	$83,908,119		$135,736,748			$518,484,772			$200,956,167			$209,502,270		$117,183,628
Net assets by class:
Class 1	$265,933		$4,066,468		$	N/A		$	N/A		$	N/A		$750,560
Class 2	83,642,186		131,670,280			518,484,772			200,956,167			209,502,270		116,433,068
Net asset value per share of outstanding capital stock by class:
Class 1	1.948		4.781			N/A			N/A			N/A		14.898
Class 2	1.902		4.668			17.277			17.735			13.606		14.743
* Identified cost
Unaffiliated issuers	$94,085,831		$128,542,659			$364,684,996			$152,374,940			$201,120,328		$105,800,347
Affiliated issuers	–		–			–			–			–		–
** Shares outstanding by class:
Class 1	136,522		850,617			N/A			N/A			N/A		50,381
Class 2	43,970,401		28,204,515			30,010,203			11,331,326			15,397,856		7,897,303
[1] Collateral for open swaps and foreign currency contracts		$–		$–			$–			$–			$–		$–
[2] Collateral for open futures contracts		$–		$–			$–			$–			$–		$–
[3] Foreign currency on deposit (cost)		$–		$–			$–			$–			$13,196		$–
[4] Premiums received		$–		$–			$–			$–			$–		$–
[5] See Note 1 of accompanying notes to financial statements regarding former names of the funds.

Securian Funds Trust

Statements of Operations

Six months ended June 30, 2018

(Unaudited)

	SFT Core Bond Fund[2]	SFT Dynamic Managed Volatility Fund[2]	SFT Government Money Market Fund[2]	SFT Index 400 Mid-Cap Fund[2]	SFT Index 500 Fund[2]	SFT International Bond Fund[2]	SFT Managed Volatility Equity Fund[2]
Income:
Interest[1]	$6,902,144	$2,795,703	$541,569	$–	$67	$2,414,654	$93
Dividends	104,799	756,349	5,106	1,708,469	8,438,827	70,906	3,934,725
Foreign tax withholding	–	–	–	(896)	–	(118,773)	–
Total investment income	7,006,943	3,552,052	546,675	1,707,573	8,438,894	2,366,787	3,934,818
Expenses (note 4):
Investment advisory fee	751,234	1,242,607	101,714	168,512	657,857	319,836	883,238
Rule 12b-1 fees	465,893	477,926	84,761	272,106	882,444	131,818	339,707
Audit and accounting services	113,002	84,232	63,168	63,474	104,222	76,491	48,501
Administrative services fee	29,975	19,111	22,877	13,409	13,409	39,632	11,028
Legal fees	15,881	15,881	9,832	9,832	16,808	11,246	9,832
Custodian fees	7,934	7,438	5,455	10,414	9,601	56,532	6,943
Printing and shareholder reports	6,037	5,927	6,033	5,660	5,660	5,660	5,979
Trustee's fees	9,345	9,345	9,345	9,345	9,345	9,345	9,345
S&P Licensing fee	–	–	–	9,421	31,737	–	–
Insurance	4,159	4,159	4,159	4,159	4,159	4,159	4,159
Other	2,568	3,456	2,263	2,811	4,396	2,437	5,305
Total expenses before fees waived	1,406,028	1,870,082	309,607	569,143	1,739,638	657,156	1,324,037
Less fees waived (note 4)	–	(339,650)	(72,276)	–	–	–	(236,399)
Total expenses net of fees waived	1,406,028	1,530,432	237,331	569,143	1,739,638	657,156	1,087,638
Net investment income	5,600,915	2,021,620	309,344	1,138,430	6,699,256	1,709,631	2,847,180
Realized gains (losses) on investments and foreign currencies:
Investments (note 3)
Unaffiliated issuers	(1,770,323)	(2,558,031)	–	11,341,886	13,575,797	291,693	46,258
Written options transactions	–	144,144	–	–	–	–	272,376
Swaps	–	–	–	–	–	35,976	–
Foreign forward currency contracts	–	–	–	–	–	(1,782,842)	–
Foreign currency transactions	–	–	–	–	–	(210,393)	–
Net increase from litigation payments	9,941	–	–	378	589	–	–
Futures transactions	(404,469)	5,888,604	–	246,472	127,950	–	(2,231,062)
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers	(9,906,950)	(8,294,381)	–	(5,491,368)	1,086,405	(5,346,320)	(5,802,980)
Affiliated issuers (note 8)	–	3,840,177	–	–	–	–	–
Options written	–	22,074	–	–	–	–	2,329
Swaps	–	–	–	–	–	954,490	–
Translation of assets and liabilities in foreign currency	–	–	–	–	–	(20,564)	–
Foreign forward currency contracts	–	–	–	–	–	3,143,859	–
Futures transactions	269,954	(2,872,031)	–	(140,681)	(297,598)	–	(503,790)
Net gains (losses) on investments	(11,801,847)	(3,829,444)	–	5,956,687	14,493,143	(2,934,101)	(8,216,869)
Net increase (decrease) in net assets resulting from operations	$(6,200,932)	$(1,807,824)	$309,344	$7,095,117	$21,192,399	$(1,224,470)	$(5,369,689)

1  All income is from unaffiliated issuers.

2  See Note 1 of accompanying notes to financial statements regarding former names of the funds.

See accompanying notes to financial statements.

	SFT Mortgage Securities Fund[2]	SFT Real Estate Securities Fund[2]	SFT IvySM Growth Fund	SFT IvySM Small Cap Growth Fund	SFT T. Rowe Price Value Fund	SFT Wellington Core Equity Fund
Income:
Interest[1]	$1,217,372	$–	$23,040	$22,650	$3,369	$3,839
Dividends	83,197	2,010,343	2,636,531	622,809	2,420,267	867,663
Foreign tax withholding	–	–	(22,552)	–	(83,648)	(3,871)
Total investment income	1,300,569	2,010,343	2,637,019	645,459	2,339,988	867,631
Expenses (note 4):
Investment advisory fee	169,353	448,802	1,733,469	816,672	727,199	387,829
Rule 12b-1 fees	105,516	155,747	648,767	240,198	271,343	148,241
Audit and accounting services	65,070	59,432	75,352	53,263	54,250	56,941
Administrative services fee	28,790	13,409	13,409	13,409	13,012	13,409
Legal fees	15,881	9,832	9,832	9,832	9,832	10,295
Custodian fees	6,943	6,943	6,943	8,926	23,803	10,909
Printing and shareholder reports	5,994	5,660	5,660	5,660	5,660	7,355
Trustee's fees	9,345	9,345	9,345	9,345	9,345	9,345
S&P Licensing fee	–	–	–	–	–	–
Insurance	4,159	4,159	4,159	4,159	4,159	4,159
Other	2,445	2,366	2,753	2,734	2,675	2,382
Total expenses before fees waived	413,496	715,695	2,509,689	1,164,198	1,121,278	650,865
Less fees waived (note 4)	–	–	–	–	–	–
Total expenses net of fees waived	413,496	715,695	2,509,689	1,164,198	1,121,278	650,865
Net investment income	887,073	1,294,648	127,330	(518,739)	1,218,710	216,766
Realized gains (losses) on investments and foreign currencies:
Investments (note 3)
Unaffiliated issuers	(142,107)	(958,727)	45,573,486	19,172,542	15,094,541	2,714,375
Written options transactions	–	–	–	–	–	–
Swaps	–	–	–	–	–	–
Foreign forward currency contracts	–	–	–	–	–	–
Foreign currency transactions	–	–	–	–	465	–
Net increase from litigation payments	196	–	–	–	–	–
Futures transactions	(672)	–	–	–	–	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers	(1,710,992)	(419,984)	5,232,456	3,512,923	(21,291,110)	1,313,478
Affiliated issuers (note 8)	–	–	–	–	–	–
Options written	–	–	–	–	–	–
Swaps	–	–	–	–	–	–
Translation of assets and liabilities in foreign currency	–	–	–	–	808	–
Foreign forward currency contracts	–	–	–	–	–	–
Futures transactions	23,367	–	–	–	–	–
Net gains (losses) on investments	(1,830,208)	(1,378,711)	50,805,942	22,685,465	(6,195,296)	4,027,853
Net increase (decrease) in net assets resulting from operations	$(943,135)	$(84,063)	$50,933,272	$22,166,726	$(4,976,586)	$4,244,619

Securian Funds Trust

Statements of Changes in Net Assets

Six months ended June 30, 2018 and year ended December 31, 2017

(Unaudited)

	SFT Core Bond Fund[1]		SFT Dynamic Managed Volatility Fund[1]		SFT Government Money Market Fund[1]
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income	$5,600,915	$10,326,474	$2,021,620	$2,872,482	$309,344	$91,904
Net realized gains (losses) on investments	(2,164,851)	3,848,575	3,474,717	18,204,722	–	–
Net change in unrealized appreciation or depreciation of investments	(9,636,996)	3,221,880	(7,304,161)	33,175,486	–	–
Net increase (decrease) in net assets resulting from operations	(6,200,932)	17,396,929	(1,807,824)	54,252,690	309,344	91,904
Distributions to shareholders:
From net investment income
Class 2	–	–	–	–	(309,344)	(91,904)
Decrease in net assets from distributions	–	–	–	–	(309,344)	(91,904)
Capital stock transactions:
Proceeds from sales
Class 1	642,864	626,191	–	–	–	–
Class 2	6,612,915	14,703,357	28,389,099	44,777,384	18,046,909	20,785,779
Value of distributions reinvested
Class 2	–	–	–	–	309,344	91,904
Payments for redemption of shares
Class 1	(216,469)	(242,838)	–	–	–	–
Class 2	(11,871,111)	(17,446,671)	(4,813,655)	(6,906,214)	(18,968,326)	(31,692,159)
Increase (decrease) in net assets from capital stock transactions	(4,831,801)	(2,359,961)	23,575,444	37,871,170	(612,073)	(10,814,476)
Total increase (decrease) in net assets	(11,032,733)	15,036,968	21,767,620	92,123,860	(612,073)	(10,814,476)
Net assets at beginning of period	385,305,383	370,268,415	373,123,933	281,000,073	66,980,318	77,794,794
Net assets at end of period	$374,272,650	$385,305,383	$394,891,553	$373,123,933	$66,368,245	$66,980,318
Undistributed net investment income (loss)	–	–	–	–	–	–
Capital share transactions:
Proceeds from sales
Class 1	275,222	269,388	–	–	–	–
Class 2	2,888,579	6,471,805	1,971,448	3,410,058	18,046,909	20,785,779
Issued on reinvestment of distributions
Class 2	–	–	–	–	309,344	91,904
Payments for redemption of shares
Class 1	(92,937)	(104,498)	–	–	–	–
Class 2	(5,205,006)	(7,644,483)	(334,400)	(513,222)	(18,968,326)	(31,692,159)
Net change from capital transactions	(2,134,142)	(1,007,788)	1,637,048	2,896,836	(612,073)	(10,814,476)

1  See Note 1 of accompanying notes to financial statements regarding former names of the funds.

See accompanying notes to financial statements.

	SFT Index 400 Mid-Cap Fund[1]		SFT Index 500 Fund[1]
	2018	2017	2018	2017
Operations:
Net investment income	$1,138,430	$2,096,561	$6,699,256	$13,003,322
Net realized gains (losses) on investments	11,588,736	19,903,499	13,704,336	18,817,482
Net change in unrealized appreciation or depreciation of investments	(5,632,049)	10,089,062	788,807	123,700,640
Net increase (decrease) in net assets resulting from operations	7,095,117	32,089,122	21,192,399	155,521,444
Distributions to shareholders:
From net investment income
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	1,542,017	1,499,601	3,413,914	5,775,147
Class 2	1,432,920	4,898,352	4,983,373	13,635,718
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(689,523)	(199,990)	(523,474)	(274,673)
Class 2	(9,750,655)	(30,271,297)	(28,110,521)	(41,531,047)
Increase (decrease) in net assets from capital stock transactions	(7,465,241)	(24,073,334)	(20,236,708)	(22,394,855)
Total increase (decrease) in net assets	(370,124)	8,015,788	955,691	133,126,589
Net assets at beginning of period	226,713,492	218,697,704	875,936,690	742,810,101
Net assets at end of period	$226,343,368	$226,713,492	$876,892,381	$875,936,690
Undistributed net investment income (loss)	–	–	–	–
Capital share transactions:
Proceeds from sales
Class 1	305,025	328,196	313,667	593,588
Class 2	292,616	1,113,440	466,993	1,423,520
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(138,669)	(44,438)	(48,009)	(29,209)
Class 2	(1,987,618)	(6,797,130)	(2,655,227)	(4,407,339)
Net change from capital transactions	(1,528,646)	(5,399,932)	(1,922,576)	(2,419,440)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2018 and year ended December 31, 2017

(Unaudited)

	SFT International Bond Fund[1]		SFT Managed Volatility Equity Fund[1]		SFT Mortgage Securities Fund[1]
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income	$1,709,631	$4,124,281	$2,847,180	$3,347,461	$887,073	$1,722,157
Net realized gains (losses) on investments	(1,665,566)	629,553	(1,912,428)	3,294,966	(142,583)	(232,565)
Net change in unrealized appreciation or depreciation of investments	(1,268,535)	(3,456,355)	(6,304,441)	27,285,086	(1,687,625)	275,216
Net increase (decrease) in net assets resulting from operations	(1,224,470)	1,297,479	(5,369,689)	33,927,513	(943,135)	1,764,808
Distributions to shareholders:
From net investment income
Class 2	–	–	–	–	–	–
Decrease in net assets from distributions	–	–	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	101,162	199,736	–	–	19,561	46,632
Class 2	2,157,734	3,523,068	31,624,127	54,031,240	1,020,136	2,321,219
Value of distributions reinvested
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(44,743)	(177,606)	–	–	(14,054)	(58,630)
Class 2	(3,827,349)	(7,845,215)	(2,467,963)	(26,615,898)	(3,895,995)	(7,882,052)
Increase (decrease) in net assets from capital stock transactions	(1,613,196)	(4,300,017)	29,156,164	27,415,342	(2,870,352)	(5,572,831)
Total increase (decrease) in net assets	(2,837,666)	(3,002,538)	23,786,475	61,342,855	(3,813,487)	(3,808,023)
Net assets at beginning of period	108,002,928	111,005,466	261,480,639	200,137,784	87,721,606	91,529,629
Net assets at end of period	$105,165,262	$108,002,928	$285,267,114	$261,480,639	$83,908,119	$87,721,606
Undistributed net investment income (loss)	3,354,520	1,644,889	–	–	–	–
Capital share transactions:
Proceeds from sales
Class 1	39,829	77,984	–	–	10,059	23,922
Class 2	871,061	1,406,182	2,609,420	4,755,843	536,195	1,219,474
Issued on reinvestment of distributions
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(17,641)	(69,554)	–	–	(7,254)	(30,102)
Class 2	(1,541,199)	(3,131,653)	(206,045)	(2,406,045)	(2,054,635)	(4,128,205)
Net change from capital transactions	(647,950)	(1,717,041)	2,403,375	2,349,798	(1,515,635)	(2,914,911)

1  See Note 1 of accompanying notes to financial statements regarding former names of the funds.

See accompanying notes to financial statements.

	SFT Real Estate Securities Fund[1]		SFT IvySM Growth Fund		SFT IvySM Small Cap Growth Fund
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income	$1,294,648	$2,159,815	$127,330	$747,333	$(518,739)	$(1,345,244)
Net realized gains (losses) on investments	(958,727)	6,432,149	45,573,486	32,362,425	19,172,542	13,252,837
Net change in unrealized appreciation or depreciation of investments	(419,984)	(1,281,847)	5,232,456	88,764,663	3,512,923	26,975,755
Net increase (decrease) in net assets resulting from operations	(84,063)	7,310,117	50,933,272	121,874,421	22,166,726	38,883,348
Distributions to shareholders:
From net investment income
Class 2	–	–	–	–	–	–
Decrease in net assets from distributions	–	–	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	531,236	739,204	–	–	–	–
Class 2	3,911,276	12,579,024	2,652,269	1,677,876	3,010,023	1,550,904
Value of distributions reinvested
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(78,196)	(422,188)	–	–	–	–
Class 2	(4,498,670)	(30,474,526)	(39,538,030)	(58,099,636)	(8,453,446)	(19,495,781)
Increase (decrease) in net assets from capital stock transactions	(134,354)	(17,578,486)	(36,885,761)	(56,421,760)	(5,443,423)	(17,944,877)
Total increase (decrease) in net assets	(218,417)	(10,268,369)	14,047,511	65,452,661	16,723,303	20,938,471
Net assets at beginning of period	135,955,165	146,223,534	504,437,261	438,984,600	184,232,864	163,294,393
Net assets at end of period	$135,736,748	$135,955,165	$518,484,772	$504,437,261	$200,956,167	$184,232,864
Undistributed net investment income (loss)	–	–	–	–	–	–
Capital share transactions:
Proceeds from sales
Class 1	118,296	158,943	–	–	–	–
Class 2	897,136	2,775,497	156,486	123,273	174,717	108,507
Issued on reinvestment of distributions
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(17,169)	(91,140)	–	–	–	–
Class 2	(1,012,932)	(6,723,222)	(2,354,957)	(4,133,610)	(502,269)	(1,397,740)
Net change from capital transactions	(14,669)	(3,879,922)	(2,198,471)	(4,010,337)	(327,552)	(1,289,233)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2018 and year ended December 31, 2017

(Unaudited)

	SFT T. Rowe Price Value Fund		SFT Wellington Core Equity Fund
	2018	2017	2018	2017
Operations:
Net investment income	$1,218,710	$2,623,411	$216,766	$467,945
Net realized gains (losses) on investments	15,095,006	24,258,009	2,714,375	21,810,519
Net change in unrealized appreciation or depreciation of investments	(21,290,302)	10,607,530	1,313,478	233,193
Net increase (decrease) in net assets resulting from operations	(4,976,586)	37,488,950	4,244,619	22,511,657
Distributions to shareholders:
From net investment income
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	95,060	136,444
Class 2	906,097	10,721,941	173,002	371,896
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(77,202)	(273,237)
Class 2	(12,642,096)	(30,508,819)	(8,143,114)	(16,350,148)
Increase (decrease) in net assets from capital stock transactions	(11,735,999)	(19,786,878)	(7,952,254)	(16,115,045)
Total increase (decrease) in net assets	(16,712,585)	17,702,072	(3,707,635)	6,396,612
Net assets at beginning of period	226,214,855	208,512,783	120,891,263	114,494,651
Net assets at end of period	$209,502,270	$226,214,855	$117,183,628	$120,891,263
Undistributed net investment income	–	–	–	–
Capital share transactions:
Proceeds from sales
Class 1	–	–	6,414	10,383
Class 2	65,480	875,479	11,776	29,187
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(5,194)	(19,999)
Class 2	(902,966)	(2,390,120)	(555,719)	(1,268,569)
Net change from capital transactions	(837,486)	(1,514,641)	(542,723)	(1,248,998)
See accompanying notes to financial statements.

Securian Funds Trust
Financial Highlights

SFT Core Bond Fund*

	Class 1 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$2.368		$2.257	$2.157	$2.148	$2.016	$2.024
Income from investment operations:
Net investment income (a)	.037		.069	.066	.066	.064	.060
Net realized and unrealized gain(loss) on investments	(.071)		.042	.034	(.057)	.068	(.068)
Total from investment operations	(.034)		.111	.100	.009	.132	(.008)
Net asset value, end of period	$2.334		$2.368	$2.257	$2.157	$2.148	$2.016
Total return (b)	(1.48)%		4.95%	4.63%	0.41%	6.56%	(0.40)%
Net assets, end of period (in thousands)	$2,995		$2,608	$2,113	$6,243	$5,402	$4,414
Ratios to average net assets:
Expenses (c)	.50	%(d)	.49%	.49%	.49%	.49%	.51%
Net investment income	3.24	%(d)	2.96%	2.97%	3.03%	3.07%	2.96%
Portfolio turnover rate (excluding short-term securities)	100.0	%(e)	159.8%	249.6%	179.3%	193.5%	235.8%
	Class 2 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$2.316		$2.212	$2.120	$2.117	$1.991	$2.004
Income from investment operations:
Net investment income (a)	.034		.062	.059	.059	.058	.054
Net realized and unrealized gain(loss) on investments	(.071)		.042	.033	(.056)	.068	(.067)
Total from investment operations	(.037)		.104	.092	.003	.126	(.013)
Net asset value, end of period	$2.279		$2.316	$2.212	$2.120	$2.117	$1.991
Total return (b)	(1.60)%		4.69%	4.37%	0.16%	6.29%	(0.65)%
Net assets, end of period (in thousands)	$371,278		$382,697	$368,156	$382,934	$368,926	$356,034
Ratios to average net assets:
Expenses (c)	.75	%(d)	.74%	.74%	.74%	.74%	.76%
Net investment income	2.98	%(d)	2.71%	2.68%	2.78%	2.82%	2.71%
Portfolio turnover rate (excluding short-term securities)	100.0	%(e)	159.8%	249.6%	179.3%	193.5%	235.8%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

*  See Note 1 of accompanying notes to financial statements regarding the former name of the fund.

Securian Funds Trust
Financial Highlights – continued

SFT Dynamic Managed Volatility Fund*

	Class 2 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014	2013 (a)
Net asset value, beginning of period	$14.401		$12.210	$11.226	$11.603	$10.731	$10.000
Income from investment operations:
Net investment income (b)	.076		.116	.091	.082	.039	.008
Net realized and unrealized gain(loss) on investments	(.142)		2.075	.893	(.459)	.833	.723
Total from investment operations	(.066)		2.191	.984	(.377)	.872	.731
Net asset value, end of period	$14.335		$14.401	$12.210	$11.226	$11.603	$10.731
Total return (c)	(0.46)%		17.94%	8.77%	(3.25)%	8.12%	7.31%
Net assets, end of period (in thousands)	$394,892		$373,124	$281,000	$203,987	$131,047	$52,931
Ratios to average net assets:
Expenses before waiver (d)	.98	%(e)	.98%	1.00%	1.02%	1.19%	1.37	%(e)
Expenses net of waiver (d)(f)	.80	%(e)	.80%	.80%	.80%	.80%	.80	%(e)
Net investment income	1.06	%(e)	.87%	.79%	.71%	.35%	.12	%(e)
Portfolio turnover rate (excluding short-term securities)	0.5	%(g)	1.7%	1.4%	5.1%	1.5%	32.1	%(g)

(a)  The Fund commenced operations on May 1, 2013.

(b)  Based on average shares outstanding during the year or period.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Ratio is net of fees waived by the advisor and distributor (see note 4).

(g)  Not annualized.

*  See Note 1 of accompanying notes to financial statements regarding the former name of the fund.

Securian Funds Trust
Financial Highlights – continued

SFT Government Money Market Fund*

	Class 2 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income (a)	.005		.001	–	–	–	–
Net realized and unrealized gain(loss) on investments	–		–	–	–	–	–
Total from investment operations	1.005		1.001	1.000	1.000	1.000	1.000
Less distributions:
Distributions from net investment income	(.005)		(.001)	–	–	–	–
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return (b)	0.45%		0.13%	–%	–%	–%	–%
Net assets, end of period (in thousands)	$66,368		$66,980	$77,795	$88,829	$86,904	$89,423
Ratios to average net assets:
Expenses before waiver	.91	%(c)	.92%	.91%	.85%	.83%	.86%
Expenses net of waiver (d)(e)	.70	%(c)	.78%	.36%	.12%	.10%	.10%
Net investment income	.45%		.13%	–%	–%	–%	–%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  Adjusted to an annual basis.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Ratio is net of fees waived by the advisor and distributor (see note 4).

*  See Note 1 of accompanying notes to financial statements regarding the former name of the fund.

Securian Funds Trust
Financial Highlights – continued

SFT Index 400 Mid-Cap Fund*

	Class 1 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$4.955		$4.275	$3.553	$3.640	$3.324	$2.497
Income from investment operations:
Net investment income (a)	.032		.055	.045	.046	.040	.034
Net realized and unrealized gain(loss) on investments	.133		.625	.677	(.133)	.276	.793
Total from investment operations	.165		.680	.722	(.087)	.316	.827
Net asset value, end of period	$5.120		$4.955	$4.275	$3.553	$3.640	$3.324
Total return (b)	3.32%		15.90%	20.34%	(2.39)%	9.51%	33.11%
Net assets, end of period (in thousands)	$7,442		$6,378	$4,290	$16,847	$15,418	$12,802
Ratios to average net assets:
Expenses (c)	.26	%(d)	.26%	.26%	.26%	.25%	.28%
Net investment income	1.27	%(d)	1.21%	1.24%	1.24%	1.15%	1.15%
Portfolio turnover rate (excluding short-term securities)	8.3	%(e)	16.6%	18.5%	16.1%	12.0%	9.3%
	Class 2 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$4.845		$4.191	$3.491	$3.586	$3.283	$2.472
Income from investment operations:
Net investment income (a)	.024		.042	.039	.036	.030	.025
Net realized and unrealized gain(loss) on investments	.131		.612	.661	(.131)	.273	.786
Total from investment operations	.155		.654	.700	(.095)	.303	.811
Net asset value, end of period	$5.000		$4.845	$4.191	$3.491	$3.586	$3.283
Total return (b)	3.19%		15.61%	20.04%	(2.63)%	9.24%	32.78%
Net assets, end of period (in thousands)	$218,901		$220,335	$214,408	$185,717	$218,305	$215,884
Ratios to average net assets:
Expenses (c)	.51	%(d)	.51%	.51%	.51%	.50%	.53%
Net investment income	1.00	%(d)	.95%	1.06%	.98%	.89%	.87%
Portfolio turnover rate (excluding short-term securities)	8.3	%(e)	16.6%	18.5%	16.1%	12.0%	9.3%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

*  See Note 1 of accompanying notes to financial statements regarding the former name of the fund.

Securian Funds Trust
Financial Highlights – continued

SFT Index 500 Fund*

	Class 1 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.629		$8.745	$7.829	$7.737	$6.822	$5.167
Income from investment operations:
Net investment income (a)	.093		.175	.160	.147	.132	.115
Net realized and unrealized gain(loss) on investments	.177		1.709	.756	(.055)	.783	1.540
Total from investment operations	.270		1.884	.916	.092	.915	1.655
Net asset value, end of period	$10.899		$10.629	$8.745	$7.829	$7.737	$6.822
Total return (b)	2.54%		21.54%	11.72%	1.18%	13.41%	32.04%
Net assets, end of period (in thousands)	$174,815		$167,661	$133,014	$110,210	$60,909	$36,387
Ratios to average net assets:
Expenses (c)	.20	%(d)	.20%	.20%	.21%	.21%	.22%
Net investment income	1.73	%(d)	1.82%	1.97%	1.88%	1.83%	1.88%
Portfolio turnover rate (excluding short-term securities)	1.1	%(e)	2.7%	3.5%	6.1%	4.8%	4.5%
	Class 2 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.393		$8.573	$7.693	$7.622	$6.737	$5.115
Income from investment operations:
Net investment income (a)	.078		.148	.136	.124	.110	.095
Net realized and unrealized gain(loss) on investments	.173		1.672	.744	(.053)	.775	1.527
Total from investment operations	.251		1.820	.880	.071	.885	1.622
Net asset value, end of period	$10.644		$10.393	$8.573	$7.693	$7.622	$6.737
Total return (b)	2.41%		21.23%	11.44%	0.93%	13.13%	31.71%
Net assets, end of period (in thousands)	$702,077		$708,275	$609,796	$577,069	$585,532	$540,439
Ratios to average net assets:
Expenses (c)	.45	%(d)	.45%	.45%	.46%	.46%	.47%
Net investment income	1.48	%(d)	1.57%	1.72%	1.61%	1.56%	1.59%
Portfolio turnover rate (excluding short-term securities)	1.1	%(e)	2.7%	3.5%	6.1%	4.8%	4.5%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

*  See Note 1 of accompanying notes to financial statements regarding the former name of the fund.

Securian Funds Trust
Financial Highlights – continued

SFT International Bond Fund*

	Class 1 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$2.533		$2.499	$2.418	$2.517	$2.468	$2.464
Income from investment operations:
Net investment income (a)	.044		.102	.064	.063	.074	.078
Net realized and unrealized gain(loss) on investments	(.070)		(.068)	.017	(.162)	(.025)	(.074)
Total from investment operations	(.026)		.034	.081	(.099)	.049	.004
Net asset value, end of period	$2.507		$2.533	$2.499	$2.418	$2.517	$2.468
Total return (b)	(1.04)%		1.38%	3.35%	(3.92)%	1.96%	0.17%
Net assets, end of period (in thousands)	$1,178		$1,134	$1,097	$984	$938	$756
Ratios to average net assets:
Expenses (c)	.99	%(d)	.98%	1.00%	.89%	.86%	.87%
Net investment income	3.46	%(d)	3.97%	2.67%	2.55%	2.93%	3.18%
Portfolio turnover rate (excluding short-term securities)	3.1	%(e)	58.7%	54.0%	42.4%	19.3%	17.7%
	Class 2 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$2.477		$2.450	$2.376	$2.479	$2.438	$2.440
Income from investment operations:
Net investment income (a)	.039		.093	.057	.056	.067	.071
Net realized and unrealized gain(loss) on investments	(.068)		(.066)	.017	(.159)	(.026)	(.073)
Total from investment operations	(.029)		.027	.074	(.103)	.041	(.002)
Net asset value, end of period	$2.448		$2.477	$2.450	$2.376	$2.479	$2.438
Total return (b)	(1.16)%		1.12%	3.09%	(4.16)%	1.70%	(0.08)%
Net assets, end of period (in thousands)	$103,987		$106,869	$109,908	$112,548	$124,174	$128,885
Ratios to average net assets:
Expenses (c)	1.24	%(d)	1.23%	1.24%	1.14%	1.11%	1.12%
Net investment income	3.20	%(d)	3.72%	2.42%	2.29%	2.69%	2.92%
Portfolio turnover rate (excluding short-term securities)	3.1	%(e)	58.7%	54.0%	42.4%	19.3%	17.7%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

*  See Note 1 of accompanying notes to financial statements regarding the former name of the fund.

Securian Funds Trust
Financial Highlights – continued

SFT Managed Volatility Equity Fund*

	Class 2 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015 (a)
Net asset value, beginning of period	$12.195		$10.483	$10.064	$10.000
Income from investment operations:
Net investment income (b)	.126		.169	.253	.066
Net realized and unrealized gain(loss) on investments	(.358)		1.543	.166	(.002)
Total from investment operations	(.232)		1.712	.419	.064
Net asset value, end of period	$11.963		$12.195	$10.483	$10.064
Total return (c)	(1.90)%		16.33%	4.16%	0.64%
Net assets, end of period (in thousands)	$285,267		$261,481	$200,138	$25,514
Ratios to average net assets:
Expenses before waiver (d)	.97	%(e)	.99%	1.09%	2.28	%(e)
Expenses net of waiver (f)	.80	%(e)	.80%	.80%	.80	%(e)
Net investment income	2.09	%(e)	1.48%	2.43%	5.53	%(e)
Portfolio turnover rate (excluding short-term securities)	–	%(g)	9.2%	8.5%	–	%(g)

(a)  The Fund commenced operations on November 18, 2015.

(b)  Based on average shares outstanding during the year or period.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Ratio is net of fees waived by the advisor and distributor (see note 4).

(g)  Not annualized.

*  See Note 1 of accompanying notes to financial statements regarding the former name of the fund.

Securian Funds Trust
Financial Highlights – continued

SFT Mortgage Securities Fund*

	Class 1 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.966		$1.924	$1.894	$1.835	$1.731	$1.761
Income from investment operations:
Net investment income (a)	.023		.042	.042	.042	.031	.029
Net realized and unrealized gain(loss) on investments	(.041)		–	(.012)	.017	.073	(.059)
Total from investment operations	(.018)		.042	.030	.059	.104	(.030)
Net asset value, end of period	$1.948		$1.966	$1.924	$1.894	$1.835	$1.731
Total return (b)	(0.94)%		2.22%	1.58%	3.21%	6.03%	(1.73)%
Net assets, end of period (in thousands)	$266		$263	$269	$913	$813	$985
Ratios to average net assets:
Expenses (c)	.73	%(d)	.68%	.65%	.64%	.63%	.68%
Net investment income	2.35	%(d)	2.16%	2.18%	2.25%	1.73%	1.67%
Portfolio turnover rate (excluding short-term securities)	71.2	%(e)	157.9%	85.8%	141.4%	232.2%	370.7%
	Class 2 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.923		$1.886	$1.861	$1.808	$1.709	$1.744
Income from investment operations:
Net investment income (a)	.020		.037	.035	.037	.026	.025
Net realized and unrealized gain(loss) on investments	(.041)		–	(.010)	.016	.073	(.060)
Total from investment operations	(.021)		.037	.025	.053	.099	(.035)
Net asset value, end of period	$1.902		$1.923	$1.886	$1.861	$1.808	$1.709
Total return (b)	(1.06)%		1.96%	1.32%	2.95%	5.76%	(1.98)%
Net assets, end of period (in thousands)	$83,642		$87,459	$91,261	$93,502	$97,348	$95,570
Ratios to average net assets:
Expenses (c)	.98	%(d)	.93%	.90%	.89%	.88%	.93%
Net investment income	2.09	%(d)	1.91%	1.83%	2.00%	1.48%	1.44%
Portfolio turnover rate (excluding short-term securities)	71.2	%(e)	157.9%	85.8%	141.4%	232.2%	370.7%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

*  See Note 1 of accompanying notes to financial statements regarding the former name of the fund.

Securian Funds Trust
Financial Highlights – continued

SFT Real Estate Securities Fund*

	Class 1 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$4.781		$4.526	$4.324	$4.108	$3.143	$3.100
Income from investment operations:
Net investment income (a)	.051		.081	.074	.066	.062	.050
Net realized and unrealized gain(loss) on investments	(.051)		.174	.128	.150	.903	(.007)
Total from investment operations	–		.255	.202	.216	.965	.043
Net asset value, end of period	$4.781		$4.781	$4.526	$4.324	$4.108	$3.143
Total return (b)	–%		5.63%	4.66%	5.25%	30.70%	1.40%
Net assets, end of period (in thousands)	$4,067		$3,583	$3,085	$6,750	$5,489	$3,713
Ratios to average net assets:
Expenses (c)	.87	%(d)	.85%	.82%	.84%	.85%	.90%
Net investment income	2.31	%(d)	1.75%	1.68%	1.59%	1.70%	1.55%
Portfolio turnover rate (excluding short-term securities)	36.3	%(e)	75.4%	78.0%	65.8%	85.4%	39.8%
	Class 2 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$4.674		$4.436	$4.249	$4.047	$3.104	$3.069
Income from investment operations:
Net investment income (a)	.044		.070	.063	.053	.050	.038
Net realized and unrealized gain(loss) on investments	(.050)		.168	.124	.149	.893	(.003)
Total from investment operations	(.006)		.238	.187	.202	.943	.035
Net asset value, end of period	$4.668		$4.674	$4.436	$4.249	$4.047	$3.104
Total return (b)	(0.12)%		5.37%	4.40%	4.99%	30.37%	1.15%
Net assets, end of period (in thousands)	$131,670		$132,372	$143,139	$145,156	$141,391	$112,753
Ratios to average net assets:
Expenses (c)	1.12	%(d)	1.10%	1.08%	1.09%	1.10%	1.15%
Net investment income	2.01	%(d)	1.55%	1.43%	1.30%	1.40%	1.18%
Portfolio turnover rate (excluding short-term securities)	36.3	%(e)	75.4%	78.0%	65.8%	85.4%	39.8%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

*  See Note 1 of accompanying notes to financial statements regarding the former name of the fund.

Securian Funds Trust
Financial Highlights – continued

SFT IvySM Growth Fund

	Class 2 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014 (a)
Net asset value, beginning of period	$15.662		$12.120	$12.012	$11.253	$10.000
Income from investment operations:
Net investment income (b)	.004		.022	.034	.001	.011
Net realized and unrealized gain on investments	1.611		3.520	.074	.758	1.242
Total from investment operations	1.615		3.542	.108	.759	1.253
Net asset value, end of period	$17.277		$15.662	$12.120	$12.012	$11.253
Total return (c)	10.31%		29.22%	0.91%	6.74%	12.53%
Net assets, end of period (in thousands)	$518,485		$504,437	$438,985	$479,081	$500,575
Ratios to average net assets:
Expenses (d)	.97	%(e)	.97%	.98%	.97%	.96	%(e)
Net investment income	.05	%(e)	.16%	.29%	.01%	.15	%(e)
Portfolio turnover rate (excluding short-term securities)	18.7	%(f)	40.5%	52.5%	31.6%	44.7	%(f)

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year or period.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT IvySM Small Cap Growth Fund

	Class 2 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014 (a)
Net asset value, beginning of period	$15.802		$12.611	$10.414	$10.810	$10.000
Income from investment operations:
Net investment income (b)	(.045)		(.111)	(.076)	(.090)	(.048)
Net realized and unrealized gain(loss) on investments	1.978		3.302	2.273	(.306)	.858
Total from investment operations	1.933		3.191	2.197	(.396)	.810
Net asset value, end of period	$17.735		$15.802	$12.611	$10.414	$10.810
Total return (c)	12.23%		25.30%	21.10%	(3.66)%	8.10%
Net assets, end of period (in thousands)	$200,956		$184,233	$163,294	$145,465	$182,284
Ratios to average net assets:
Expenses (d)	1.21	%(e)	1.22%	1.24%	1.19%	1.22	%(e)
Net investment income	(.54	)%(e)	(.78)%	(.68)%	(.80)%	(.71	)%(e)
Portfolio turnover rate (excluding short-term securities)	23.2	%(f)	54.4%	99.2%	65.4%	115.8	%(f)

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year or period.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT T. Rowe Price Value Fund

	Class 2 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014 (a)
Net asset value, beginning of period	$13.933		$11.747	$10.617	$10.836	$10.000
Income from investment operations:
Net investment income (b)	.077		.153	.173	.119	.077
Net realized and unrealized gain(loss) on investments	(.404)		2.033	.957	(.338)	.759
Total from investment operations	(.327)		2.186	1.130	(.219)	.836
Net asset value, end of period	$13.606		$13.933	$11.747	$10.617	$10.836
Total return (c)	(2.35)%		18.61%	10.65%	(2.02)%	8.36%
Net assets, end of period (in thousands)	$209,502		$226,215	$208,513	$207,698	$233,202
Ratios to average net assets:
Expenses (d)	1.03	%(e)	1.03%	1.03%	1.01%	1.02	%(e)
Net investment income	1.12	%(e)	1.20%	1.59%	1.10%	1.10	%(e)
Portfolio turnover rate (excluding short-term securities)	75.2	%(f)	90.4%	102.9%	65.0%	105.1	%(f)

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year or period.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Not annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Wellington Core Equity Fund

	Class 1 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014 (a)
Net asset value, beginning of period	$14.369		$11.834	$11.261	$11.148	$10.000
Income from investment operations:
Net investment income (b)	.045		.084	.089	.075	.053
Net realized and unrealized gain on investments	.484		2.451	.484	.038	1.095
Total from investment operations	.529		2.535	.573	.113	1.148
Net asset value, end of period	$14.898		$14.369	$11.834	$11.261	$11.148
Total return (c)	3.68%		21.42%	5.09%	1.01%	11.48%
Net assets, end of period (in thousands)	$751		$706	$696	$587	$663
Ratios to average net assets:
Expenses (d)	.84	%(e)	.85%	.80%	.78%	.86	%(e)
Net investment income	.61	%(e)	.64%	.80%	.66%	.74	%(e)
Portfolio turnover rate (excluding short-term securities)	13.1	%(f)	138.0%	88.8%	84.6%	54.2	%(f)
	Class 2 Shares
	Six months ended June 30, 2018		Year ended December 31,
	(unaudited)		2017	2016	2015	2014 (a)
Net asset value, beginning of period	$14.238		$11.755	$11.214	$11.129	$10.000
Income from investment operations:
Net investment income (b)	.026		.051	.060	.046	.035
Net realized and unrealized gain on investments	.479		2.432	.481	.039	1.094
Total from investment operations	.505		2.483	.541	.085	1.129
Net asset value, end of period	$14.743		$14.238	$11.755	$11.214	$11.129
Total return (c)	3.55%		21.12%	4.83%	0.76%	11.29%
Net assets, end of period (in thousands)	$116,433		$120,185	$113,799	$128,297	$141,272
Ratios to average net assets:
Expenses (d)	1.09	%(e)	1.10%	1.05%	1.03%	1.11	%(e)
Net investment income	.36	%(e)	.40%	.54%	.41%	.49	%(e)
Portfolio turnover rate (excluding short-term securities)	13.1	%(f)	138.0%	88.8%	84.6%	54.2	%(f)

(a)  The Fund commenced operations on May 1, 2014.

(b)  Based on average shares outstanding during the year or period.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Not annualized.

Securian Funds Trust
Notes to Financial Statements

June 30, 2018

(Unaudited)

(1)  Organization

Securian Funds Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a no-load, diversified open-end management investment company, except that SFT International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Core Bond Fund (formerly SFT Advantus Bond Fund)	✓	✓
SFT Dynamic Managed Volatility Fund (formerly SFT Advantus Dynamic Managed Volatility Fund)	NA	✓
SFT Government Money Market Fund (formerly SFT Advantus Government Money Market Fund)	NA	✓
SFT Index 400 Mid-Cap Fund (formerly SFT Advantus Index 400 Mid-Cap Fund)	✓	✓
SFT Index 500 Fund (formerly SFT Advantus Index 500 Mid-Cap Fund)	✓	✓
SFT International Bond Fund (formerly SFT Advantus International Bond Fund)	✓	✓
SFT Managed Volatility Equity Fund (formerly SFT Advantus Managed Volatility Equity Fund)	NA	✓
SFT Mortgage Securities Fund (formerly SFT Advantus Mortgage Securities Fund)	✓	✓
SFT Real Estate Securities Fund (formerly SFT Advantus Real Estate Securities Fund)	✓	✓
SFT IvySM Growth Fund	NA	✓
SFT IvySM Small Cap Growth Fund	NA	✓
SFT T. Rowe Price Value Fund	NA	✓
SFT Wellington Core Equity Fund	✓	✓

Securian Asset Management, Inc.(Securian AM), (formerly Advantus Capital Management, Inc.) a wholly-owned subsidiary of Securian Financial Group, Inc. ("Securian Financial Group"), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Securian AM and the Trust. The Trust's prospectus provides a detailed description of each Fund's investment objective, policies and strategies.

Class 2 shares are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life Insurance Company ("Minnesota Life") and Securian Life Insurance Company ("Securian Life") in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)  Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, "Financial Services – Investment Companies." The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Investments in Securities

Each Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Securian AM. Valuation Committee ("the Valuation Committee") under the supervision of the Trust's Board of Trustees ("the Board") and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund's investments will also be valued at fair value by the Valuation Committee if Securian AM determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Fund's net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Government Money Market Fund, are valued at market value. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Government Money Market Fund are valued at amortized cost, which approximates market value, in order to attempt to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Government Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant ("FCM") which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund's assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party's payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (i.e. LIBOR).

These agreements are executed on a registered exchange ("centrally cleared interest rate swaps"), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made.

Options Transactions

Each Fund (excluding the SFT Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At June 30, 2018, no Funds were invested in repurchase agreements.

Federal Taxes

Each Fund, other than SFT Dynamic Managed Volatility Fund, SFT International Bond Fund, SFT Managed Volatility Equity Fund, and SFT T. Rowe Price Value Fund, qualifies for federal income tax purposes as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"). A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. A Fund's election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy. As a partnership, a Fund is not subject to income tax, and any income, gains, deductions or losses of the Fund will instead pass through and be taken into account for federal income tax purposes by its partners, which will be Minnesota Life and Securian Life through their respective separate accounts. SFT Dynamic Managed Volatility Fund, SFT Managed Volatility Equity Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. While the Trust anticipates that each Fund other than SFT Dynamic Managed Volatility Fund, SFT Managed Volatility Equity Fund, and SFT T. Rowe Price Value Fund will always have two shareholders, Minnesota Life and Securian Life, a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and would be treated as a disregarded entity for federal income tax purposes. A disregarded entity is disregarded for federal income tax purposes as an entity separate from its owner, and the owner is treated as directly owning the assets of the disregarded entity and takes into account for federal income tax purposes the income, gains, deductions and losses relating to those assets.

SFT International Bond Fund qualifies as a regulated investment company for federal income tax purposes. The Fund's policy is to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all (or a sufficient amount) its taxable income and net capital gain to its shareholders. Therefore, no income tax provision is required.

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

The FASB, Accounting Standards Codification 740, "Income Taxes" (ASC 740), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The Funds have evaluated the implications of ASC 740 for all open tax years, and have determined there is no impact to the Funds' financial statements as of the six months ended June 30, 2018. The Funds' federal and state income returns for which the applicable statutes of limitations have not expired (2014, 2015, 2016 and 2017) remain subject to examination by the Internal Revenue Service and states department of revenue.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences.

Distributions to Shareholders

Distributions to shareholders from net investment income and realized gains (if any) for the SFT Government Money Market Fund are declared daily and reinvested at month-end in additional shares of capital stock. Distributions to shareholders from net investment income and realized gains (if any) for the SFT International Bond Fund are generally declared and reinvested in additional shares of capital stock on an annual basis. The SFT International Bond Fund uses consent dividends in place of regular distributions. The Funds within the partnership are not required to distribute taxable income, and Funds other than SFT Government Money Market Fund and SFT International Bond Fund will not distribute taxable income.

Securities Purchased on a When-Issued or Forward Commitment Basis

Delivery and payment for securities which have been purchased by a Fund on a when-issued or forward commitment basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2018, the SFT Core Bond Fund and SFT Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $7,413,162 and $9,087,768, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

Cross-Trades

The Funds are permitted to purchase and sell securities ("cross-trade") from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same sub-adviser pursuant to "Cross-Trading" procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common officer, or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended June 30, 2018, the Funds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
SFT T. Rowe Price Value Fund	$–	$199,482	$(28,274)

Securian Funds Trust
Notes to Financial Statements – continued

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the six months ended June 30, 2018 were as follows:

	Non-U.S. Government		U.S. Government*
Fund	Purchases	Sales	Purchases	Sales
SFT Core Bond Fund	$210,006,967	$196,647,723	$178,638,077	$190,066,819
SFT Dynamic Managed Volatility Fund	11,520,947	499,977	–	1,115,613
SFT Index 400 Mid-Cap Fund	17,934,727	24,762,761	–	–
SFT Index 500 Fund	9,428,151	17,548,011	–	–
SFT International Bond Fund	1,617,304	5,366,454	–	–
SFT Managed Volatility Equity Fund	26,725,318	–	–	–
SFT Mortgage Securities Fund	6,834,789	4,321,968	56,241,603	57,713,776
SFT Real Estate Securities Fund	48,453,803	46,899,939	–	–
SFT IvySM Growth Fund	96,029,276	142,527,176	–	–
SFT IvySM Small Cap Growth Fund	43,586,078	56,083,680	–	–
SFT T. Rowe Price Value Fund	163,216,746	172,085,597	–	–
SFT Wellington Core Equity Fund	15,628,022	22,120,926	–	–

*  Includes U.S. government-sponsored enterprise securities.

(4)  Expenses and Related Party Transactions

The Funds have an investment advisory agreement with Securian AM, a wholly-owned subsidiary of Securian Financial Group. Under the advisory agreement, Securian AM, manages the Funds' investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Fund of the Trust pays Securian AM an annual fee, based on average daily net assets, in the following amounts:

Fund	Annual Fee on Net Assets
SFT Core Bond Fund	0.40% of net assets to $1 billion; and 0.35% of net assets exceeding $1 billion
SFT Dynamic Managed Volatility Fund	0.65% of all assets
SFT Government Money Market Fund	0.30% of net assets to $1 billion; and 0.25% of net assets exceeding $1 billion
SFT Index 400 Mid-Cap Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Index 500 Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT International Bond Fund	0.60% of net assets to $1 billion; and 0.55% of net assets exceeding $1 billion
SFT Managed Volatility Equity Fund	0.65% of all assets
SFT Mortgage Securities Fund	0.40% of net assets to $1 billion; and 0.35% of net assets exceeding $1 billion
SFT Real Estate Securities Fund	0.70% of net assets to $1 billion; and 0.65% of net assets exceeding $1 billion
SFT IvySM Growth Fund	0.67% of net assets to $500 million; and 0.625% of next $300 million of net assets; and 0.60% of next $200 million of net assets; and 0.50% of net assets exceeding $1 billion
SFT IvySM Small Cap Growth Fund	0.85% of net assets to $1 billion; and 0.80% of next $2 billion of net assets; and 0.76% of net assets exceeding $3 billion
SFT T. Rowe Price Value Fund	0.67% of net assets to $1 billion; and 0.65% of next $1.5 billion of net assets; and 0.60% of net assets exceeding $2.5 billion
SFT Wellington Core Equity Fund	0.65% of all assets

Securian AM has a sub-advisory agreement with Franklin Advisers, Inc. ("Franklin"), a Registered Investment Advisor for the SFT International Bond Fund, under which Securian AM pays Franklin an annual fee of 0.37% based on average daily net assets.

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Securian AM has a sub-advisory agreement with Ivy Investment Management Company ("IICO"), a Registered Investment Advisor for the SFT IvySM Growth Fund and the SFT IvySM Small Cap Growth Fund, under which Securian AM pays IICO an annual fee ranging from 0.33% to 0.55% and 0.40% to 0.82% respectively, based on average daily net assets.

Securian AM has a sub-advisory agreement with T. Rowe Price Associates, Inc. ("T. Rowe Price"), a Registered Investment Advisor for the SFT T. Rowe Price Value Fund, under which Securian AM pays T. Rowe Price an annual fee ranging from 0.30% to 0.50% based on average daily net assets.

Securian AM has a sub-advisory agreement with Wellington Management Company LLP ("Wellington Management"), a Registered Investment Advisor for the SFT Wellington Core Equity Fund, under which Securian AM pays Wellington Management an annual fee ranging from 0.28% to 0.31% based on average daily net assets.

The Trust bears certain other operating expenses including independent trustees' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, compensation paid to the Trust's Chief Compliance Officer, and other miscellaneous expenses. Each Fund will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific Fund are generally allocated based upon the proportionate daily net assets of each Fund.

Administrative Services Fee

The Trust has an agreement with Securian Financial Group under which Securian Financial Group provides accounting, legal and other administrative services. Each Fund reimburses Securian Financial Group quarterly for the actual costs incurred in performing such services, as determined in accordance with Securian Financial Group's customary cost accounting procedures consistently applied. Total quarterly administrative fees by Fund range from $5,139 to $23,400.

Accounting Services

The Trust has an agreement with State Street Bank and Trust Company ("State Street") in which State Street provides daily fund accounting and investment administration services. In 2018, these fees ranged from .01% to .05% of net assets depending on the size and makeup of the respective Fund. The fees are based upon a calculation of multiple factors including base fees, size of assets, and certain other fees.

Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares ("Covered Funds"). Each Covered Fund pays distribution fees at the annual rate of .25% of the average daily net assets of the Covered Fund. These fees are paid out of the Covered Fund's assets, which reduces a Covered Fund's net assets as do other Covered Fund expenses. The fees are paid to Securian Financial Services, Inc. ("Securian Financial"), the Trust's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Fund's shares. Securian Financial may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the distribution plan.

Net Investment Income Maintenance Agreement for the SFT Government Money Market Fund

Effective May 1, 2012, the Board of Trustees of the Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of SFT Government Money Market Fund), Securian AM and Securian Financial. Under such Agreement, Securian AM agrees to waive, reimburse or pay SFT Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Securian AM and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Securian AM or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Securian AM and/or Securian Financial to recover

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. For the six months ended June 30, 2018, no waivers were made pursuant to the Agreement. As of June 30, 2018, Securian AM and Securian Financial have collectively waived a cumulative total of $4,631,950 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc., of which $852,153 was eligible for recovery by Securian AM and Securian Financial as of such date. Amounts subject to potential recovery for the periods ended June 30, 2019 and 2020 are $300,636, and $0, respectively. If Securian AM and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement shall continue in effect following April 30, 2019, provided such continuance is specifically approved by a majority of the Trust's independent Trustees.

SFT Dynamic Managed Volatility Fund, SFT Government Money Market Fund, and SFT Managed Volatility Fund Expense Waivers

Securian AM and the Trust, on behalf of the SFT Dynamic Managed Volatility Fund, SFT Government Money Market Fund, and SFT Managed Volatility Equity Fund, have entered into Expense Limitation Agreements which limit the operating expenses of these Funds, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), through April 30, 2019.

The Agreements renew annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 days' notice prior to the end of a contract term. The Funds are authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause any Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Funds' shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the prospectus.

As of June 30, 2018, the amounts waived and eligible for recovery are as follows:

				Recoverable through December 31,
Fund	Agreement Date	Expense Limit	Advisory Fees Waived for the Six Months Ended June 30, 2018*	2018	2019	2020
SFT Dynamic Managed Volatility Fund	May 1, 2013	0.80%	$339,650	$1,625,512	$1,175,766	$668,876
SFT Government Money Market Fund	November 1, 2017	0.70%	$72,276	$99,256	$99,256	$99,256
SFT Managed Volatility Equity Fund	November 18, 2015	0.80%	$236,399	$1,018,883	$847,795	$454,477

*  This amount is reflected in fees waived in the accompanying Statements of Operations.

(5)  Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the SFT Government Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At June 30, 2018, the SFT Core Bond Fund, SFT Dynamic Managed Volatility Fund, and SFT Mortgage Securities Fund

Securian Funds Trust
Notes to Financial Statements – continued

(5)  Illiquid Securities – (continued)

held illiquid securities of $1,350,408, $999,071, and $1,695,656, respectively, which represent 2.8%, 0.3%, and 2.0% of net assets, respectively. Pursuant to guidelines adopted by the Trust's Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(6)  Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust's estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor's own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the period ended June 30, 2018, in valuing the Fund's assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at June 30, 2018 using
Fund	Level 1	Level 2	Level 3	Total
SFT Core Bond Fund
Assets
Government Obligations	$–	$117,329,913	$–	$117,329,913
Asset-Backed Securities	–	43,094,057	–	43,094,057
Other Mortgage-Backed Securities	–	40,412,797	–	40,412,797
Corporate Obligations	–	171,165,349	–	171,165,349
Investment Companies	7,554,881	–	–	7,554,881
Total Investments	7,554,881	372,002,116	–	379,556,997
Other Financial Instruments*
Futures Contracts	875,544	–	–	875,544
Liabilities
Other Financial Instruments*
Futures Contracts	(672,420)	–	–	(672,420)
SFT Dynamic Managed Volatility Fund
Assets
Government Obligations	–	1,807,067	–	1,807,067
Asset-Backed Securities	–	999,071	–	999,071
Other Mortgage-Backed Securities	–	1,006,588	–	1,006,588
Corporate Obligations	–	141,539,807	–	141,539,807
Purchased Options	311,472	–	–	311,472
Investment Companies	242,067,815	–	–	242,067,815
Total Investments	242,379,287	145,352,533	–	387,731,820
Other Financial Instruments*
Futures Contracts	144,699	–	–	144,699
Liabilities
Other Financial Instruments*
Futures Contracts	(2,227,799)	–	–	(2,227,799)
Written Options	(39,840)			(39,840)

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2018 using
Fund	Level 1	Level 2	Level 3	Total
SFT Government Money Market Fund
Assets
U.S. Government Obligations	$–	$66,372,893	$–	$66,372,893
Investment Companies	87,079	–	–	87,079
Total Investments	87,079	66,372,893	–	66,459,972
SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	218,538,791	–	–	218,538,791
Investment Companies	6,544,960	–	–	6,544,960
Total Investments	225,083,751	–	–	225,083,751
Liabilities
Other Financial Instruments*
Futures Contracts	(124,708)	–	–	(124,708)
SFT Index 500 Fund
Assets
Common Stocks	864,800,018	–	–	864,800,018
Investment Companies	11,007,328	–	–	11,007,328
Total Investments	875,807,346	–	–	875,807,346
Liabilities
Other Financial Instruments*
Futures Contracts	(201,340)	–	–	(201,340)
SFT International Bond Fund
Assets
Long-Term Debt Securities	–	46,623,580	–	46,623,580
Short-Term Debt Securities	–	47,710,588	–	47,710,588
Investment Companies	6,849,158	–	–	6,849,158
Total Investments	6,849,158	94,334,168	–	101,183,326
Other Financial Instruments*
Forward Foreign Currency Contracts	–	2,071,994	–	2,071,994
Interest Rate Swap Contracts	–	843,703	–	843,703
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	–	(573,025)	–	(573,025)
Interest Rate Swap Contracts	–	(256,016)	–	(256,016)
SFT Managed Volatility Equity Fund
Assets
Investment Companies	280,100,261	–	–	280,100,261
Purchased Options	223,510	–	–	223,510
Total Investments	280,323,771	–	–	280,323,771
Liabilities
Other Financial Instruments*
Futures Contracts	(355,262)			(355,262)
Written Options	(28,560)	–	–	(28,560)

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2018 using
Fund	Level 1	Level 2	Level 3	Total
SFT Mortgage Securities Fund
Assets
Government Obligations	$–	$60,550,739	$–	$60,550,739
Asset-Backed Securities	–	8,969,516	–	8,969,516
Other Mortgage-Backed Securities	–	11,712,906	–	11,712,906
Corporate Obligations	–	814,447	–	814,447
Investment Companies	10,732,672	–	–	10,732,672
Total Investments	10,732,672	82,047,608	–	92,780,280
Other Financial Instruments*
Futures Contracts	76,485	–	–	76,485
Liabilities
Other Financial Instruments*
Futures Contracts	(39,366)	–	–	(39,366)
SFT Real Estate Securities Fund
Assets
Common Stocks	133,670,844	–	–	133,670,844
Investment Companies	1,884,230	–	–	1,884,230
Total Investments	135,555,074	–	–	135,555,074
SFT IvySM Growth Fund
Assets
Common Stocks	505,182,250	–	–	505,182,250
Investment Companies	13,837,662	–	–	13,837,662
Total Investments	519,019,912	–	–	519,019,912
SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	191,794,618	–	–	191,794,618
Investment Companies	8,691,009	–	–	8,691,009
Total Investments	200,485,627	–	–	200,485,627
SFT T. Rowe Price Value Fund
Assets
Common Stocks	206,523,133	–	–	206,523,133
Preferred Stocks	2,293,444	–	–	2,293,444
Investment Companies	1,070,497	–	–	1,070,497
Total Investments	209,887,074	–	–	209,887,074
SFT Wellington Core Equity Fund
Assets
Common Stocks	116,680,755	–	–	116,680,755
Investment Companies	358,947	–	–	358,947
Total Investments	117,039,702	–	–	117,039,702

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds' policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1 and 2 during the period.

(7)  Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally, the derivative instruments outstanding as of period end are disclosed in the Investments in Securities. The volume of derivative activity is indicative for all Funds as of period end June 30, 2018.

Equity derivatives were purchased or sold to manage the SFT Index 400 Mid-Cap and SFT Index 500 Funds' shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds. Equity index options are utilized by the SFT Dynamic Managed Volatility Fund and the SFT Managed Volatility Equity Fund to manage the equity exposure while attempting to reduce the volatility and risk of the Funds.

Interest rate derivatives are used both to manage the average duration of a Fund's fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT International Bond Fund's current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

The tables below detail the risk exposure of each of the Funds from derivative instruments:

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT Core Bond Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2018
Assets:
Variation margin on futures contracts*	$–	$875,544	$–
Liabilities:
Variation margin on futures contracts*	$–	$(672,420)	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2018
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$–	$(404,469)	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$–	$269,954	$–
SFT Dynamic Managed Volatility Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2018
Assets:
Variation margin on futures contracts*	$–	$144,699	$–
Investments in securities at value (purchased options), market value	311,472	–	–
Total	$311,472	$144,699	$–
Liabilities:
Variation margin on futures contracts*	$(2,227,799)	$–	$–
Written options, market value		(39,840)
	$(2,267,639)	$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2018
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$5,412,933	$475,671	$–
Purchased options contracts	(2,510,957)	–	–
Written options contracts	144,144	–	–
Total	$3,046,120	$475,671	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(2,973,592)	$101,561	$–
Purchased options contracts	115,804	–	–
Written options contracts	22,074	–	–
Total	$(2,835,714)	$101,561	$–
SFT Index 400 Mid-Cap Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2018
Assets:
Variation margin on futures contracts*	$–	$–	$–
Liabilities:
Variation margin on futures contracts*	$(124,708)	$–	$–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2018
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$246,472	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(140,681)	$–	$–
SFT Index 500 Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2018
Assets:
Variation margin on futures contracts*	$–	$–	$–
Liabilities:
Variation margin on futures contracts*	$(201,340)	$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2018
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$127,950	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(297,598)	$–	$–
SFT International Bond Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2018
Assets:
Unrealized appreciation on forward foreign currency contracts	$–	$–	$2,071,994
Variation margin on swap contracts*	–	843,703	–
Total	$–	$843,703	$2,071,994
Liabilities:
Unrealized depreciation on forward foreign currency contracts	$–	$–	$(573,025)
Variation margin on swap contracts*	–	(256,016)	–
Total	$–	$(256,016)	$(573,025)
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2018
Net Realized Gain (Loss) on Derivatives:
Swap contracts	$–	$35,976	$–
Foreign currency contracts	–	–	(1,782,842)
Total	$–	$35,976	$(1,782,842)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Swap contracts	$–	$954,490	$–
Foreign currency contracts	–	–	3,143,859
Total	$–	$954,490	$3,143,859

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT Managed Volatility Equity Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2018
Assets:
Variation margin on futures contracts*	$–	$–	$–
Investments in securities at value (purchased options), market value	223,510	–	–
Total	$223,510	$–	$–
Liabilities:
Variation margin on futures contracts*	$(355,262)	$–	$–
Written options, market value	(28,560)	–	–
Total	$(383,822)	$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2018
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$(2,231,062)	$–	$–
Purchased options contracts	46,258	–	–
Written options contracts	272,376	–	–
Total	$(1,912,428)	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(503,790)	$–	$–
Purchased options contracts	117,423	–	–
Written options contracts	2,329	–	–
Total	$(384,038)	$–	$–
SFT Mortgage Securities Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2018
Assets:
Variation margin on futures contracts*	$–	$76,485	$–
Liabilities:
Variation margin on futures contracts*	$–	$(39,366)	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2018
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$–	$(672)	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$–	$23,367	$–

*  Includes cumulative appreciation/depreciation of futures contracts and swaps as reported in the notes to the Schedules of Investments in Securities. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The Funds may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Funds manage credit risk related to derivatives by entering into transactions with highly rated counterparties. Generally, the current credit exposure of the derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting arrangements and any collateral received pursuant to credit support annexes. Because exchange traded derivatives are purchased through regulated exchanges and positions are settled regularly, the Funds have minimal exposure to credit-related losses in the event of nonperformance by

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

counterparties to such derivative instruments. For the period ended June 30, 2018 none of the Funds' derivatives were subject to master netting arrangements.

(8)  Affiliated Ownership

The SFT Dynamic Managed Volatility Fund invests in underlying securities and other investment companies, of which certain underlying funds (the "affiliated underlying funds") may be deemed to be under common control with the SFT Dynamic Managed Volatility Fund because they share the same investment advisor, Securian AM, and because they are overseen by the same Board of Trustees. The SFT Dynamic Managed Volatility Fund will achieve its equity exposure by investing primarily in Class 1 Shares of the SFT Index 500 Fund, an affiliated fund in the Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500 Index. A summary of all transactions with the affiliated SFT Index 500 Fund as of June 30, 2018 are as follows:

Fund/ Underlying Fund	Balance of Shares Held at June 30, 2018	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Distributions Received	Value at June 30, 2018
SFT Dynamic Managed Volatility Fund
SFT Index 500 Fund	14,224,618	$–	$3,840,177	$–	$155,034,367

(9)  Subsequent Events

At a meeting held July 26, 2018, the Board of Trustees approved the merger of the SFT Mortgage Securities Fund (the "Acquired Fund") into the SFT Core Bond Fund (the "Acquiring Fund"). Completion of the merger is subject to a number of conditions, including approval by shareholders of the Acquired Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of the Acquired Fund in the fourth quarter of 2018, and that a special meeting of shareholders to consider the merger will be held later in the fourth quarter of 2018. Subject to satisfaction of these and other conditions of the merger, it is anticipated that the merger will become effective as soon as practicable following shareholder approval.

Securian Funds Trust
Other Information

(unaudited)

Fund Expenses Paid by Shareholders

Shareholders of the Trust incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Trust does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Funds) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 01, 2018 through June 30, 2018. Expenses paid during the period in the tables below are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year divided by 365 to reflect the one-half year period.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Actual Expenses
	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Core Bond Fund	$1,000	$985.20	0.50%	$2.46	$984.00	0.75%	$3.69
SFT Dynamic Managed Volatility Fund	1,000	NA	NA	NA	995.40	0.80%	3.96
SFT Government Money Market Fund	1,000	NA	NA	NA	1,004.50	0.70%	3.48
SFT Index 400 Mid-Cap Fund	1,000	1,033.20	0.26%	1.31	1,031.90	0.51%	2.57
SFT Index 500 Fund	1,000	1,025.40	0.20%	1.00	1,024.10	0.45%	2.26
SFT International Bond Fund	1,000	989.60	0.99%	4.88	988.40	1.24%	6.11
SFT Managed Volatility Equity Fund	1,000	NA	NA	NA	981.00	0.80%	3.93
SFT Mortgage Securities Fund	1,000	990.60	0.73%	3.60	989.40	0.98%	4.83
SFT Real Estate Securities Fund	1,000	1,000.00	0.87%	4.31	998.80	1.12%	5.55
SFT IvySM Growth Fund	1,000	NA	NA	NA	1,103.10	0.97%	5.06
SFT IvySM Small Cap Growth Fund	1,000	NA	NA	NA	1,231.10	1.21%	6.69
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	976.50	1.03%	5.05
SFT Wellington Core Equity Fund	1,000	1,036.80	0.84%	4.24	1,035.50	1.09%	5.50

Securian Funds Trust
Other Information – continued

(unaudited)

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds' and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	Hypothetical Expenses
	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Core Bond Fund	$1,000	$1,022.32	0.50%	$2.51	$1,021.08	0.75%	$3.76
SFT Dynamic Managed Volatility Fund	1,000	NA	NA	NA	1,020.83	0.80%	4.01
SFT Government Money Market Fund	1,000	NA	NA	NA	1,021.32	0.70%	3.51
SFT Index 400 Mid-Cap Fund	1,000	1,023.51	0.26%	1.30	1,022.27	0.51%	2.56
SFT Index 500 Fund	1,000	1,023.80	0.20%	1.00	1,022.56	0.45%	2.26
SFT International Bond Fund	1,000	1,019.89	0.99%	4.96	1,018.65	1.24%	6.21
SFT Managed Volatility Equity Fund	1,000	NA	NA	NA	1,020.83	0.80%	4.01
SFT Mortgage Securities Fund	1,000	1,021.17	0.73%	3.66	1,019.93	0.98%	4.91
SFT Real Estate Securities Fund	1,000	1,020.48	0.87%	4.36	1,019.24	1.12%	5.61
SFT IvySM Growth Fund	1,000	NA	NA	NA	1,019.98	0.97%	4.86
SFT IvySM Small Cap Growth Fund	1,000	NA	NA	NA	1,018.79	1.21%	6.06
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,019.69	1.03%	5.16
SFT Wellington Core Equity Fund	1,000	1,020.63	0.84%	4.21	1,019.39	1.09%	5.46

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Proxy Voting Policies and Procedures

A description of the policies and procedures that Securian AM uses to vote proxies related to each Fund's portfolio securities is set forth in the Trust's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the Securities and Exchange Commission's website at www.sec.gov. The Trust will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Securian Funds Trust
Other Information – continued

(unaudited)

Proxy Voting Record

The Trust's proxy voting record for the 12 month period ended December 31 is available by calling, toll-free, 866-330-7355 or on the Securities and Exchange Commission's website at www.sec.gov no later than August 31 each year. The Trust will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders without charge on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information of the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts

(unaudited)

Each year, the Board of Trustees of Securian Funds Trust (the "Trust") votes on the renewal of the Trust's Investment Advisory Agreement with Advantus Capital Management, Inc. ("Advantus"). The Board most recently unanimously reapproved the Investment Advisory Agreement on January 25, 2018. At this meeting, the Board of Trustees also reapproved the Investment Sub-Advisory Agreements between Advantus and Franklin Advisers, Inc. (for the International Bond Fund), between Advantus and Waddell & Reed Investment Management Company (for Ivy Growth Fund) between Advantus and Waddell & Reed Investment Management Company (for Ivy Small Cap Growth Fund), between Advantus and Wellington Management Company LLC (for Wellington Core Equity Fund) and between Advantus and T.Rowe Price Associates, Inc. (for T.Rowe Price Value Fund). Collectively, the Funds managed by sub-advisers are referred to as the "Sub-Advised Funds".

Trustees receive a variety of information throughout the year about each Fund's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. Trustees meet at least once each year with each Fund's portfolio management team (or, in the case of the Sub-Advised Funds, representatives of such team). Trustees also receive frequent updates on industry developments and best practices, changes in Advantus' organization and staffing, brokerage allocation and other matters. Trustees evaluated all information available to them on a Fund-by-Fund basis.

The Trustees also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review and met alone with independent legal counsel.

Management Fee and Other Expenses

The Trustees reviewed the January 2018 report prepared by Broadridge Financial Solutions, Inc. ("Broadridge") containing comparisons of each Fund's investment management, non-management and total expenses with industry peers independently selected by Broadridge.

Based on this information, the Trustees concluded that the advisory fee payable by each Fund to Advantus is fair and reasonable. The Trustees also concluded that the advisory fees payable by the Managed Volatility and Managed Volatility Equity Funds are for services that are in addition to, rather than duplicative of, services provided pursuant to the advisory agreement of any other fund in which the Managed Volatility and Managed Volatility Equity Funds invest.

Fees Charged to Other Advisory Clients of Advantus

The Trustees observed that Advantus' advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Fund with a similar strategy. The Trustees concluded, however, that the higher fees charged to the Funds are justified by the additional services provided by Advantus in managing the Funds (including the provision of office facilities, officers, administration and compliance, the coordination of Trust board, committee and vendor functions, regulatory filings and the performance of most Trust operations).

Costs of Services Provided and Profitability to Advantus

The Trustees review quarterly Board reports on Advantus' profitability in managing each Fund. The Trustees recognized that comparative profitability information is not generally ascertainable. Nonetheless, the Trustees did not view Advantus' profitability from any Fund as excessive.

Investment Results

The Trustees review a quarterly report comparing each Fund's investment performance for the most recently completed calendar quarter and 1, 3 5 and, where applicable, 10-year periods then ended with Broadridge peer groups and with one or more benchmark indices.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

The Trustees noted that each of the Bond Fund and Mortgage Securities Fund outperformed its Broadridge peer group average for the most recent quarter and for the 1, 3 and 5-year periods ended December 31, 2017, that International Bond Fund underperformed its peer group for all reported periods except the 10-year period in which it outperformed its peers, and that Real Estate Securities Fund performed approximately in line with its peer group during the most recent quarter and during the 1 and 3 year periods, slightly better than its peers during the 5 year period, and slightly worse than its peers during the 10 year period all ended December 31, 2017. The Trustees then noted that the Index 400 and Index 500 Funds continue to perform in line with their respective benchmarks, and that the Money Market Fund's performance is in-line with its peer group for all relevant periods. The Trustees then observed that the Managed Volatility Fund and the Managed Volatility Equity Fund performed consistently with their objectives and were competitive with their peers. With respect to the Sub-Advised Funds, the Trustees noted that Ivy Growth Fund underperformed its benchmark for the most recent quarter and for the 1- and 3-year periods ended December 31, 2017, that Ivy Small Cap Growth Fund had outperformed its peers during the most recent quarter and 1 and 3-year periods ended December 31, 2017 (posting first quintile performance during the 3 year period), that Wellington Core Equity Fund had outperformed its peer group during the most recent quarter and had performed in line with its peers during the year ended December 31, 2017 and that T. Rowe Price Value Fund had outperformed its peers during the most recent quarter and 1-year period ended December 31, 2017 and had performed in line with its peers during the 3-year period ended December 31, 2017. The Trustees reviewed attribution analyses and portfolio positioning on all Funds, particularly the Funds with more recent underperformance. Based on the foregoing, the Trustees concluded that reapproving the Funds' Investment Advisory Agreement and each Sub-Advised Fund's Investment Subadvisory Agreement were in the best interests of each Fund and its shareholders.

Ancillary Benefits to Advantus and Its Affiliates

The Trustees also considered that Advantus and its affiliates benefit from certain soft-dollar arrangements. The Trustees noted that Advantus' profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The Trustees also noted that Securian Financial Services, Inc. (the Trust's distributor) receives 12b-1 fees from the Funds. The Trustees also noted that Minnesota Life Insurance Company, an affiliate of Advantus, benefits by performing certain legal, compliance and other administrative services for the Trust, in return for a reimbursement of costs it incurs in connection with its provision of such services. The Trustees also recognize that Advantus and its affiliates derive reputational and other benefits from their association with the Funds and Trust.

Nature, Extent and Quality of Services Provided by Advantus

In addition to investment management services, Advantus provides the Trust with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Trust services providers) and executive and other personnel as are necessary for its operations. Advantus pays all of the compensation of management Trustees, officers and employees of the Trust (except that each Fund pays an equitable share of the compensation expense of the Trust's Chief Compliance Officer). The Trustees considered the quality and scope of services provided by Advantus under the Advisory Agreement and concluded that Advantus has provided commendable executive and administrative management and other services during and prior to the last year.

Investment Sub-Advisory Agreements

At the January 25, 2018 meeting, the Trustees also unanimously reapproved the Investment Sub-Advisory Agreements for the Sub-Advised Funds. In addition to the Trustees' review of the Sub-Advised Funds' investment performance and expense ratios (as set forth above), the Trustees also requested and evaluated other information, including a report on each sub-adviser's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that each Sub-Advised Fund will be

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to the sub-adviser reflected in the Trust's registration statement are complete and accurate, and assurance that the sub-adviser will operate in full compliance with applicable laws, regulations and exemptive orders. The Trustees also reviewed a summary of each sub-adviser's code of ethics and compliance program. The Trustees requested, but did not receive, an analysis of each sub-adviser's profitability in managing the Fund. However, the Trustees noted that Advantus is unaffiliated with each sub-adviser and that the Investment Sub-Advisory Agreements were negotiated on an "arm's-length" basis.

The Trustees also reviewed the allocation of duties and responsibilities with respect to each Sub-Advised Fund between Advantus and the Fund's sub-adviser. The Trustees noted that Advantus is responsible for the selection, monitoring and oversight of each sub-adviser, the fulfillment or oversight of substantially all of each Sub-Advised Fund's legal and regulatory requirements, the preparation for and facilitation of all Board of Trustee, Audit Committee and Governance Committee meetings, and many other requirements. Based on this review, the Trustees concluded that the allocation of the overall advisory fee of each Sub-Advised Fund between Advantus and the Sub-Adviser is fair and appropriate. The Trustees also concluded that the portion of each Sub-Advised Fund's overall advisory fee that is retained by Advantus represents fair and appropriate compensation to Advantus for its retained duties and responsibilities.

Based on the foregoing factors, the Trustees concluded that reapproving each Investment Sub-Advisory Agreement was in the best interest of each Sub-Advised Fund and its shareholders.

After the January 25, 2018, meeting, Waddell & Reed Investment Management Company reorganized their mutual fund advisory responsibilities, including the sub-advisory services for the Ivy Growth Fund and Ivy Small Cap Growth Fund, into its affiliate Ivy Investment Management Company. The Trustees determined that this reallocation will not result in in any material change in the nature or quality of services to be provided to the Funds or any change in advisory fees. Accordingly, at a meeting on April 26, 2018, the Trustees unanimously approved a sub-advisory agreement between Ivy Investment Management Company and each of Ivy Growth Fund and Ivy Small Cap Growth Fund.

Securian Funds Trust
Trustees and Executive Officers
(unaudited)

Under Delaware law, the Board of Trustees of the Trust has overall responsibility for managing the Trust in good faith and in a manner reasonably believed to be in the best interests of the Trust. The Trustees meet periodically throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review the performance of the Trust and its Funds. One of the four current Trustees is considered an "interested person" (as defined in the Investment Company Act of 1940) of the Trust. The other three Trustees, because they are not interested persons of the Trust, are considered independent ("Independent Trustees") and are not employees or officers of, and have no financial interest in, the Trust's investment adviser, Securian Asset Management, Inc. (Securian AM) (formerly Advantus Capital Management, Inc.) or its affiliated companies, including Minnesota Life Insurance Company. 75% of the Board of Trustees is required to be comprised of Independent Trustees.

Only executive officers and other officers who perform policy-making functions with the Trust are listed. None of the Trustees is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Trust. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

Position with Trust
Name, Address(1) and Length of Principal Occupation(s)
and Year of Birth, Time Served(2) During Past 5 Years

Independent Trustees

Julie K. Getchell 1954 Trustee since 2011

Retired; Senior Financial Consultant Cargill, 2009-2012; Chief Financial Officer, La Grosse Global Fund Services, 2007-2009; Senior Managing Director, Black River Asset Management, 2005-2007; Consultant, Black River Asset Management, 2004-2005; Chief Financial Officer, Prestige Resorts & Destinations, 2001-2003; Chief Operating Officer, Insight Investment Management, Inc., 1991-1996; Chartered Financial Analyst; CPA—inactive

Linda L. Henderson 1949 Trustee since 2007

Retired: Professional Adviser, Carlson School of Management, working with faculty and MBA students managing Carlson Growth Fund. Semi-retirement, 2004-2007. RBC Wealth Management (formerly Dain Bosworth and Dain Rauscher) 1985-2004. Senior Vice President and Director of Fixed Income Research and Strategies, 2000-2004. Director of Retail Fixed Income. 1996-2000. Director of Financial Services, 1994-1996. Manager of the Investment Management Group, 1992-1994. Consultant, Investment Management Group, 1991-1992. Investment Executive, 1985-1991. Assistant Professor of Business Administration/Finance, University of Wisconsin-River Falls, 1980-1985. Chartered Financial Analyst

William C. Melton 1947 Trustee since 2002

Retired; member, State of Minnesota Council of Economic Advisors from 1988 to 1994, and again from 2010 to the present; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Interested Trustee and Principal Executive Officer

David M. Kuplic 1957 Trustee since 2016 and President since 2011

Senior Vice President, Minnesota Life Insurance Company since June 2007; President, Securian AM since 2017; Executive Vice President and Director, Securian AM since July 2007; Senior Vice President and Director, Advantus Capital Management, Inc., February 2006 to July 2007; Senior Vice President, Securian Financial Group, Inc. since June 2007; President and Director, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Securian AM) since July 2007; Senior Vice President, Securian Life

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

Insurance Company since June 2007; President and Director, Marketview Properties, LLC (entity holding real estate assets) since January 2010; President and Director, Marketview Properties II, LLC (entity holding real estate assets) since March 2010; President and Director, Marketview Properties III, LLC since January 2012; President, Marketview Properties IV, LLC since January 2012

Other Executive Officers(3)

Gary M. Kleist 1959 Vice President and Treasurer since 2003

Financial Vice President, Chief of Operations and Director, Securian AM since December 1997; Second Vice President, Minnesota Life Insurance Company since February 2000; Second Vice President, Securian Financial Group, Inc. since February 2000; Second Vice President, Securian Life Insurance Company since June 2007; Financial Vice President, Marketview Properties, LLC since January 2010; Financial Vice President, Marketview Properties II, LLC (entities holding certain real estate assets) since March 2010; Financial Vice President, Marketview Properties III, LLC since January 2012; Financial Vice President, Marketview Properties IV, LLC since January 2012

Daniel H. Kruse 1963 Vice President since 2017

Vice President, Minnesota Life Insurance Company since February 2015; Vice President, Securian Life Insurance Company since February 2015; Vice President, Securian Financial Group since 2015; Second Vice President, Minnesota Life Insurance Company, February 2008 to January 2015; Second Vice President, Securian Life Insurance Company, February 2008 to January 2015; Second Vice President, Securian Financial Group, February 2008 to January 2015

Michael J. Radmer 1945 Secretary since 1998

Senior Counsel with the law firm of Dorsey & Whitney LLP since January 2016; Partner from 1976 to December 2015

Dorsey & Whitney LLP
50 South Sixth Street
Minneapolis, Minnesota 55402

(1)  Unless otherwise noted, the address of each Trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  The years reflect when a person became a director or officer of Advantus Series Fund, the predecessor to the Trust.

(3)  Although not a 'corporate' officer of the Trust, Michael Steinert, 1975, serves as the Trust's Chief Compliance Officer. Mr. Steinert also serves as Vice President and Chief Compliance Officer of Securian AM.

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This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Securian Funds Trust ("Trust") if preceded or accompanied by (a) the current prospectus for the Trust and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

F38897 Rev 8-2018

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2018 Securian Funds Trust All rights reserved.

F38897 Rev 8-2018

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ITEM 2.  CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1).  During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Trust has determined that Julie K. Getchell, a member of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Getchell as the Audit Committee’s financial expert.  Ms. Getchell is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.  Required only for annual reports on Form N-CSR.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.  Schedule I — Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a governance committee of its board of trustees, the members of which are all trustees who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent trustees”).  The governance committee, which operates in accordance with a separate governance committee charter approved by the board of trustees, selects and recommends to the board of trustees individuals for nomination as independent trustees.  The names of potential independent director candidates are drawn from a number of sources, including recommendations from management of Securian Asset Management, Inc., the registrant’s investment adviser.  Each candidate is evaluated by the governance committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent director, as well as his or her compatibility with respect to business philosophy and style.  The members of the governance committee may conduct an in-person interview of each viable candidate using a standardized questionnaire.  When all of the viable candidates have been evaluated and interviewed, the governance committee determines which of the viable candidates should be presented to the board of trustees for selection to become a member of the board of trustees.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the governance committee does not at present consider nominees recommended by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)                                 Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(1)                         Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)                         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(3)                         Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

Not applicable.

(b)  If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Securities Exchange Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date: August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President (Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer (Principal Financial Officer)

Date: August 21, 2018